UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 07121 )

Exact name of registrant as specified in charter: Putnam Asset Allocation Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2005

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments:

Putnam Asset Allocation Funds

The funds' portfolios	Growth		Balanced		Conservative
12/31/05 (Unaudited)

COMMON STOCKS(a)	Growth 83.1%		Balanced 65.9%		Conservative 34.6%

	Shares	Value	Shares	Value	Shares	Value

Banking		7.3%		5.1%		2.7%

ABN AMRO Holdings NV (Netherlands)	16,556	$431,333	--	$--	--	$--
Allied Irish Banks PLC (Ireland)	57,320	1,220,238	59,208	1,260,430	15,730	334,863
Anchor BanCorp Wisconsin, Inc.	13,400	406,556	14,500	439,930	--	--
Anglo Irish Bank Corp. PLC (Ireland)	67,499	1,020,579	--	--	--	--
Australia & New Zealand Banking Group, Ltd. (Australia)	76,054	1,335,701	78,311	1,375,340	20,923	367,461
Banco Itau Finaceira SA (Preference) (Brazil)	27,870	672,271	--	--	--	--
Bank Hapoalim, Ltd. (Israel)	148,275	689,231	--	--	--	--
Bank of America Corp. (SEG)	141,556	6,532,809	157,594	7,272,963	51,700	2,385,955
Bank of Fukuoka, Ltd. (The) (Japan)	177,000	1,513,372	183,000	1,564,672	48,000	410,406
Bank of Ireland (Ireland)	22,663	355,492	25,450	399,209	6,050	94,900
BankAtlantic Bancorp, Inc. Class A	23,200	324,800	25,100	351,400	--	--
Barclays PLC (United Kingdom)	437,694	4,590,454	424,175	4,448,669	114,027	1,195,894

Bayerische Hypo-Und Vereinsbank AG (Germany) (NON) (SB)	18,400	555,545	18,600	561,583	5,100	153,982
BNP Paribas SA (France)	54,769	4,415,038	54,940	4,428,823	14,658	1,181,611
Chiba Bank, Ltd. (The) (Japan)	143,000	1,198,432	148,000	1,240,336	40,000	335,226
Chinatrust Financial Holding Co. (Taiwan)	1,273,082	1,007,983	--	--	--	--
City Holding Co.	20,700	744,165	22,400	805,280	--	--
Colonial Bancgroup, Inc.	45,270	1,078,331	49,730	1,184,569	9,500	226,290
Comerica, Inc.	35,390	2,008,736	38,900	2,207,964	13,100	743,556
Commerzbank AG (Germany)	44,800	1,385,389	45,100	1,394,666	11,900	367,994
Corus Bankshares, Inc.	39,500	2,222,665	43,700	2,458,999	11,100	624,597
Credit Agricole SA (France)	6,907	216,768	--	--	--	--
Daegu Bank (South Korea)	76,780	1,163,103	--	--	--	--
DBS Group Holdings, Ltd. (Singapore)	314,000	3,116,391	317,000	3,146,165	84,000	833,684
Depfa Bank PLC (Ireland)	81,960	1,211,195	68,263	1,008,783	18,067	266,992
DnB Holdings ASA (Norway)	26,235	279,067	--	--	--	--
First Bancorp Puerto Rico (Puerto Rico)	87,700	1,088,357	97,300	1,207,493	32,000	397,120
First Financial Bankshares, Inc.	10,500	368,130	11,300	396,178	--	--
FirstFed Financial Corp. (NON)	30,720	1,674,854	33,900	1,848,228	6,100	332,572
FirstRand, Ltd. (South Africa)	302,351	880,217	--	--	--	--
Flagstar Bancorp, Inc.	51,500	741,600	57,000	820,800	18,800	270,720
Hanmi Financial Corp.	38,700	691,182	42,900	766,194	14,100	251,826
HBOS PLC (United Kingdom)	226,602	3,862,396	228,583	3,896,162	60,499	1,031,196
HSBC Holdings PLC (United Kingdom)	33,443	535,588	--	--	--	--
Independent Bank Corp.	9,600	261,408	10,600	288,638	3,500	95,305
Industrial Bank Of Korea (South Korea)	74,970	1,302,697	--	--	--	--
Julius Baer Holding, Ltd. Class B (Switzerland)	2,403	169,793	--	--	--	--
KBC Groupe SA (Belgium)	39,446	3,659,003	34,631	3,212,365	9,240	857,101
KeyCorp (SB) (SC)	54,680	1,800,612	61,300	2,018,609	20,198	665,120
Kookmin Bank (South Korea)	41,995	3,180,809	--	--	--	--
Krung Thai Bank Public Co., Ltd. (Thailand)	3,712,378	988,154	--	--	--	--
Mitsubishi UFJ Financial Group, Inc. (Japan)	222	3,003,135	230	3,118,380	61	827,049
Mitsui Trust Holdings, Inc. (Japan)	13,000	155,987	--	--	--	--
Mizuho Financial Group, Inc. (Japan)	467	3,704,025	343	2,720,515	94	745,564
Nara Bancorp, Inc.	35,240	626,567	40,000	711,200	13,000	231,140
Nordea AB (Sweden)	328,526	3,406,533	309,500	3,209,249	83,050	861,157
PFF Bancorp, Inc.	11,800	360,136	12,800	390,656	--	--
Public Bank Berhad (Malaysia)	407,546	706,384	--	--	--	--
Public Bank Berhad (Malaysia)	191,100	323,641	--	--	--	--
R&G Financial Corp. Class B (Puerto Rico)	19,800	261,360	21,430	282,876	--	--
Republic Bancorp, Inc.	43,830	521,577	47,370	563,703	--	--
Republic Bancorp, Inc. Class A	8,110	173,960	8,780	188,331	--	--
Societe Generale (France)	18,989	2,326,906	19,155	2,347,247	5,070	621,276
Southwest Bancorp, Inc.	10,600	212,000	10,600	212,000	--	--
Standard Bank Investment Corp., Ltd. (South Africa)	63,381	758,172	--	--	--	--
Sumitomo Mitsui Financial Group, Inc. (Japan)	129	1,366,410	130	1,377,002	35	370,731
Taylor Capital Group, Inc.	11,860	479,144	12,780	516,312	--	--
Turkiye Is Bankasi Class C (Turkey)	89,787	778,731	--	--	--	--
U.S. Bancorp	76,187	2,277,229	85,854	2,566,176	27,800	830,942
Unibanco-Uniao de Bancos Brasileiros SA GDR (Brazil)	29,548	1,878,366	--	--	--	--
UniCredito Italiano SpA (Italy)	31,698	217,205	--	--	--	--
UnionBanCal Corp.	66,100	4,542,392	74,185	5,097,993	24,500	1,683,640
W Holding Co., Inc. (Puerto Rico)	122,800	1,010,644	136,500	1,123,395	44,800	368,704
Wachovia Corp.	37,500	1,982,250	41,400	2,188,404	13,600	718,896
Wells Fargo & Co.	65,680	4,126,674	73,726	4,632,205	24,600	1,545,618
West Coast Bancorp	12,100	320,045	13,200	349,140	--	--
Westcorp	56,020	3,731,492	61,400	4,089,854	14,900	992,489
Westpac Banking Corp. (Australia)	227,471	3,794,802	203,617	3,396,856	54,328	906,331
Zions Bancorp.	18,700	1,412,972	20,700	1,564,092	6,800	513,808

		105,359,183		90,650,034		24,641,716

Basic Materials		5.3%		3.4%		1.9%

AK Steel Holding Corp. (NON)	58,200	462,690	61,200	486,540	--	--
Akzo-Nobel NV (Netherlands)	7,358	339,745	--	--	--	--
Albany International Corp.	12,040	435,366	12,700	459,232	4,600	166,336
Aluminum Corp. of China, Ltd. (China)	1,220,000	928,379	--	--	--	--
Antofagasta PLC (United Kingdom)	27,522	882,944	--	--	--	--
Arcelor (Luxembourg)	131,539	3,250,122	131,947	3,260,203	35,206	869,885
BASF AG (Germany)	29,120	2,223,095	22,000	1,679,536	5,800	442,787
BlueScope Steel, Ltd. (Australia)	25,257	129,091	28,355	144,925	6,743	34,464
Brady Corp. Class A	28,800	1,041,984	32,200	1,164,996	10,500	379,890
Carpenter Technology Corp.	22,500	1,585,575	24,600	1,733,562	3,800	267,786
Cemex SA de CV ADR (Mexico)	30,052	1,782,985	--	--	--	--
CF Industries Holdings, Inc.	91,700	1,398,425	102,000	1,555,500	33,500	510,875

China Oriental Group Company Ltd. 144A (Hong Kong) (NON)	52,000	12,609	--	--	--	--
Clariant AG (Switzerland) (NON)	82,231	1,207,627	82,950	1,218,186	21,954	322,412
Commercial Metals Co.	39,400	1,479,076	43,100	1,617,974	14,200	533,068
Companhia Vale do Rio Doce (CVRD) ADR (Brazil)	32,996	1,357,455	--	--	--	--
Companhia Vale do Rio Doce (CVRD) (Preference A) ADR
(Brazil)	33,700	1,221,625	--	--	--	--

Daewoo Engineering & Construction Co., Ltd. (South Korea)	95,260	1,263,846	--	--	--	--
Dow Chemical Co. (The)	98,700	4,325,034	108,300	4,745,706	36,200	1,586,284
Empresas ICA SA de CV (Mexico) (NON)	269,454	653,917	--	--	--	--
Empresas ICA SA de CV 144A (Mexico) (NON)	77,848	188,923	--	--	--	--
Fletcher Building, Ltd. (New Zealand)	346,226	1,779,615	349,251	1,795,164	92,436	475,125
Gold Fields, Ltd. ADR (South Africa)	72,700	1,281,701	--	--	--	--
Grief, Inc. Class A	21,000	1,391,880	22,900	1,517,812	4,000	265,120
Grupo Mexico SA (Mexico)	793,428	1,850,161	--	--	--	--
H.B. Fuller Co.	50,400	1,616,328	55,700	1,786,299	13,800	442,566
Impala Platinum Holdings, Ltd. (South Africa)	8,074	1,187,372	--	--	--	--
Imperial Chemical Industries PLC (United Kingdom)	54,529	310,749	57,376	326,973	14,163	80,712
Israel Chemicals, Ltd. (Israel)	152,318	601,722	--	--	--	--
Italcementi SpA (Italy)	21,250	395,232	25,250	469,628	6,000	111,595
Italian-Thai Development PLC (Thailand)	2,444,200	492,421	--	--	--	--
Jaiprakash Associates, Ltd. (India)	60,559	523,230	--	--	--	--
James Hardie Industries NV (Netherlands)	55,849	368,587	62,700	413,801	14,911	98,408
JFE Holdings, Inc. (Japan)	17,300	580,527	18,700	627,506	4,900	164,427
Kobe Steel, Ltd. (Japan)	778,000	2,518,397	780,000	2,524,871	213,000	689,484
Koninklijke DSM NV (Netherlands)	22,394	911,196	23,131	941,184	6,146	250,076
Linde AG (Germany)	7,200	558,583	7,700	597,373	2,000	155,162
Louisiana-Pacific Corp.	46,500	1,277,355	51,239	1,407,535	11,854	325,629
MacDermid, Inc.	8,900	248,310	9,700	270,630	--	--
MeadWestvaco Corp.	33,700	944,611	37,000	1,037,110	12,400	347,572
Monsanto Co.	20,700	1,604,871	23,000	1,783,190	7,600	589,228
Neenah Paper, Inc.	1	28	--	--	--	--
NOK Corp. (Japan)	18,000	488,094	19,000	515,211	5,000	135,582
Novolipetsk Steel GDR 144A (Russia) (NON)	42,677	610,281	--	--	--	--
NS Group, Inc. (NON)	44,800	1,873,088	49,700	2,077,957	12,000	501,720
Nucor Corp.	33,600	2,241,792	37,000	2,468,640	12,400	827,328
Phelps Dodge Corp.	23,650	3,402,526	26,100	3,755,007	8,700	1,251,669
Pioneer Cos., Inc. (NON)	3,140	94,106	3,400	101,898	1,100	32,967
POSCO (South Korea)	7,114	1,422,800	--	--	--	--
PPG Industries, Inc.	34,340	1,988,286	37,750	2,185,725	12,700	735,330
Quanex Corp.	11,500	574,655	13,100	654,607	4,400	219,868
Rautaruukki OYJ (Finland)	37,000	896,757	38,500	933,112	10,000	242,367
Rayonier, Inc. (R)	38,525	1,535,221	44,550	1,775,318	14,500	577,825
Rinker Group, Ltd. (Australia)	120,736	1,456,412	105,339	1,270,682	27,986	337,589
Rio Tinto, Ltd. (Australia)	3,619	183,113	--	--	--	--
Shin-Etsu Chemical Co. (Japan)	39,200	2,082,739	40,500	2,151,809	10,800	573,816
Silgan Holdings, Inc.	38,000	1,372,560	41,400	1,495,368	--	--
Southern Copper Corp.	20,643	1,382,668	22,900	1,533,842	7,500	502,350
Steel Dynamics, Inc.	6,600	234,366	8,000	284,080	--	--
Sterling Chemicals, Inc. (NON)	125	1,438	--	--	34	391
Sun Hydraulics Corp. (SG) (SB) (SC)	29,300	566,369	32,200	622,426	10,900	210,697

Sungshin Cement Co., Ltd. (South Korea)	37,550	752,859	--	--	--	--
Teck Corp. (Canada)	10,200	541,921	--	--	--	--
Terra Industries, Inc. (NON)	107,090	599,704	117,600	658,560	39,500	221,200
Toray Industries, Inc. (Japan)	27,000	220,100	--	--	--	--
UAP Holding Corp.	27,500	561,550	30,200	616,684	9,900	202,158
Usinas Siderurgicas de Minas Gerais SA (Usiminas)
(Preference) (Brazil)	67,300	1,603,205	--	--	--	--
Vinci SA (France)	20,950	1,795,067	20,941	1,794,296	5,606	480,341
Voest-Alpine AG (Austria)	16,521	1,659,136	16,665	1,673,598	4,411	442,979
WHX Corp. (NON)	14,371	145,866	--	--	5,946	60,352
Xstrata PLC (Switzerland)	9,413	219,741	--	--	--	--

		77,119,809		60,134,256		16,665,420

Capital Goods		5.1%		4.2%		2.0%

ABB, Ltd. (Switzerland) (NON)	43,797	423,810	52,170	504,833	12,407	120,059
Actividades de Construccion y Servicios SA (Spain)	50,961	1,635,414	52,639	1,689,263	13,985	448,799
Andritz AG (Austria)	12,035	1,317,920	12,140	1,329,419	3,213	351,847
Applied Industrial Technologies, Inc.	47,760	1,609,034	51,950	1,750,196	6,400	215,616
Autogrill SpA (Italy)	80,500	1,098,475	83,150	1,134,636	22,100	301,569
Autoliv, Inc. (Sweden)	23,700	1,076,454	26,100	1,185,462	8,700	395,154
BAE Systems PLC (United Kingdom)	126,405	828,299	136,048	891,487	35,807	234,634
Balfour Beatty PLC (United Kingdom)	38,586	235,789	43,319	264,711	10,302	62,953
Barloworld, Ltd. (South Africa)	120,600	2,103,340	--	--	--	--
Blount International, Inc. (NON)	15,400	245,322	18,700	297,891	--	--
Boeing Co. (The)	58,750	4,126,600	64,900	4,558,576	21,400	1,503,136
Bouygues SA (France)	22,312	1,086,800	23,047	1,122,601	6,123	298,247
Canon, Inc. (Japan)	41,100	2,403,101	41,300	2,414,795	11,000	643,166
Clean Harbors, Inc. (NON)	46,000	1,325,260	50,400	1,452,024	10,400	299,624
Commercial Vehicle Group, Inc. (NON)	10,900	204,702	10,700	200,946	--	--
Cookson Group PLC (United Kingdom) (NON)	281,217	2,051,513	283,674	2,069,437	75,080	547,718
Cummins, Inc.	35,030	3,143,242	38,590	3,462,681	12,800	1,148,544
Daito Trust Construction Co., Ltd. (Japan)	27,700	1,431,828	11,400	589,272	3,000	155,072
DRS Technologies, Inc.	10,300	529,626	11,300	581,046	--	--
Eagle Materials, Inc. (SG) (SB)	10,400	1,272,544	11,300	1,382,668	--	--
Eaton Corp.	24,800	1,663,832	28,100	1,885,229	9,100	610,519
Emerson Electric Co.	33,790	2,524,113	38,000	2,838,600	12,400	926,280
EnPro Industries, Inc. (NON)	43,490	1,172,056	49,300	1,328,635	16,000	431,200
European Aeronautic Defense and Space Co. (Netherlands)	39,239	1,476,283	22,761	856,334	6,219	233,977
Flowserve Corp. (NON)	11,500	454,940	12,400	490,544	--	--
Franklin Electric Co., Inc.	10,400	411,216	11,400	450,756	--	--
Fujikura, Ltd. (Japan)	37,000	299,737	41,000	332,141	10,000	81,010
Global Imaging Systems, Inc. (NON) (SB)	10,500	363,615	11,500	398,245	--	--
Heico Corp. (SG) (SB)	14,700	380,436	15,900	411,492	--	--
Hyundai Mobis (South Korea)	12,640	1,156,372	--	--	--	--
IMI PLC (United Kingdom)	80,677	696,565	86,832	749,707	22,854	197,321
Innovative Solutions & Support, Inc. (NON)	21,475	274,451	25,300	323,334	3,300	42,174
Kaman Corp.	50,100	986,469	55,400	1,090,826	13,553	266,859
Kone OYJ Class B (Finland) (NON)	6,500	257,044	--	--	--	--
Leighton Holdings, Ltd. (Australia)	64,738	848,806	69,677	913,563	18,339	240,450
Lockheed Martin Corp.	28,100	1,788,003	30,800	1,959,804	10,400	661,752
LSI Industries, Inc.	40,400	632,664	44,331	694,223	9,500	148,770
Makita Corp. (Japan)	3,900	95,839	--	--	--	--
MAN AG (Germany)	13,500	717,759	14,500	770,927	3,800	202,036
Moog, Inc. (NON)	26,500	752,070	28,850	818,763	--	--
Mueller Industries, Inc.	71,630	1,964,095	80,000	2,193,600	21,600	592,272
Murray & Roberts Holdings, Ltd. (South Africa)	3	9	--	--	--	--
NACCO Industries, Inc. Class A	2,250	263,588	2,280	267,102	--	--
Nordson Corp.	30,500	1,235,555	34,500	1,397,595	11,100	449,661
Oce NV (Netherlands)	41,782	600,695	44,969	646,514	11,836	170,165
Perini Corp. (NON)	35,500	857,325	38,600	932,190	--	--
Precision Castparts Corp.	49,700	2,574,957	55,300	2,865,093	18,100	937,761
Punj Lloyd, Ltd. 144A (India) (NON)	756	11,781	--	--	--	--
Rieter Holding AG (Switzerland)	3,730	1,104,053	3,854	1,140,756	1,024	303,097
Rockwell Automation, Inc.	57,120	3,379,219	63,100	3,732,996	20,800	1,230,528
Rofin-Sinar Technologies, Inc. (NON)	11,800	512,946	12,900	560,763	--	--
Schindler Holding AG (Switzerland)	1,296	512,459	1,307	516,809	357	141,163
Siemens AG (Germany)	15	1,280	--	--	24	2,048
Skanska AB Class B (Sweden)	79,200	1,204,479	81,800	1,244,020	21,800	331,536
SKF AB Class B (Sweden)	31,040	434,996	--	--	--	--
SMC Corp. (Japan)	2,300	328,404	--	--	--	--
Standard Register Co. (The)	12,500	197,625	12,200	192,882	--	--
Teledyne Technologies, Inc. (NON)	22,600	657,660	24,700	718,770	--	--
Terex Corp. (NON)	67,140	3,988,116	74,117	4,402,550	21,200	1,259,280
Thomas & Betts Corp. (NON)	32,300	1,355,308	35,700	1,497,972	11,700	490,932
ThyssenKrupp AG (Germany)	1	21	--	--	--	--
Timken Co.	17,800	569,956	19,800	633,996	6,500	208,130
Tomkins PLC (United Kingdom)	137,292	706,396	147,767	760,292	38,892	200,107
United Industrial Corp.	25,660	1,061,554	32,200	1,332,114	9,400	388,878
URS Corp. (NON)	12,400	466,364	13,400	503,974	--	--
USEC, Inc.	89,800	1,073,110	100,900	1,205,755	33,200	396,740
Valmont Industries, Inc.	12,700	424,942	13,800	461,748	4,600	153,916
Wartsila OYJ Class B (Finland)	22,800	672,258	24,600	725,331	6,500	191,653
Waste Connections, Inc. (NON)	11,900	410,074	13,000	447,980	--	--
WESCO International, Inc. (NON)	36,990	1,580,583	40,800	1,743,384	5,500	235,015
Wolseley PLC (United Kingdom)	7,612	160,058	--	--	--	--
Woodward Governor Co.	5,600	481,656	6,000	516,060	--	--

		73,892,865		73,835,313		18,451,368

Communication Services		3.3%		2.2%		1.1%

America Movil SA de CV ADR Ser. L (Mexico)	28,290	827,765	--	--	--	--
AT&T, Inc.	139,321	3,411,971	157,532	3,857,959	52,037	1,274,386
Axtel SA de CV (Mexico) (NON)	122,300	313,820	--	--	--	--
Axtel SA de CV 144A (Mexico) (NON)	196,500	504,216	--	--	--	--
Belgacom SA (Belgium)	16,588	538,985	16,733	543,697	4,571	148,523
BellSouth Corp.	68,610	1,859,331	77,664	2,104,694	25,200	682,920
Brasil Telecom Paricipacoes SA ADR (Brazil)	13,800	515,430	--	--	--	--
Brightpoint, Inc. (NON)	17,350	481,116	18,700	518,551	--	--
Centennial Communications Corp.	28,300	439,216	31,000	481,120	--	--
CenturyTel, Inc.	36,300	1,203,708	40,900	1,356,244	13,400	444,344
China Mobile (Hong Kong), Ltd. (Hong Kong)	424,500	2,009,357	--	--	--	--
China Netcom Group Corp. (Hong Kong), Ltd. (Hong Kong)	808,500	1,308,691	--	--	--	--
Commonwealth Telephone Enterprises, Inc.	42,700	1,441,979	46,700	1,577,059	5,500	185,735
Deutsche Telekom AG (Germany)	10,900	180,748	11,600	192,355	3,100	51,405
Deutsche Telekom AG ADR (Germany) (SG) (SB)	48,766	810,979	50,432	838,684	13,464	223,906
Digi.com Berhad (Malaysia) (NON)	166,000	342,630	--	--	--	--
Earthlink, Inc. (NON)	97,576	1,084,069	106,034	1,178,038	--	--
Eircom Group PLC (Ireland)	125,867	293,926	141,308	329,984	33,605	78,475
Far EasTone Telecommunications Co., Ltd. (Taiwan)	482,000	545,292	--	--	--	--
France Telecom SA (France)	38,736	958,933	39,074	967,301	10,342	256,022
Golden Telecom, Inc. (Russia)	11,200	290,752	12,200	316,712	4,100	106,436
iPCS, Inc. (NON)	185	8,926	--	--	95	4,584
Koninklijke (Royal) KPN NV (Netherlands)	169,821	1,696,430	128,863	1,287,279	33,984	339,484
Koninklijke (Royal) KPN NV 144A (Netherlands)	15,796	157,794	--	--	--	--
KT Corp. ADR (South Korea)	27,400	590,470	--	--	--	--
Liberty Global, Inc. Class A (NON)	46,900	1,055,250	52,200	1,174,500	17,100	384,750
Maroc Telecom (Morocco)	13,268	140,522	--	--	--	--
Mobile Telesystems ADR (Russia)	50,650	1,772,750	--	--	--	--
Mobistar SA (Belgium)	6,764	534,490	7,280	575,264	1,916	151,402
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	134	608,626	144	654,046	38	172,596
NTL, Inc. (NON)	10,000	680,800	11,400	776,112	3,769	256,594
NTT DoCoMo, Inc. (Japan)	641	977,714	564	860,266	154	234,895
Partner Communications Co., Ltd. (Israel)	105,995	892,529	--	--	--	--
Premiere Global Services, Inc. (NON)	187,110	1,521,204	205,000	1,666,650	41,100	334,143
PT Telekomunikasi (Indonesia)	1,305,000	783,266	--	--	--	--
Shenandoah Telecom Co.	6,300	250,992	6,800	270,912	--	--
Sprint Nextel Corp.	135,480	3,164,813	152,920	3,572,211	49,500	1,156,320
Swisscom AG (Switzerland)	--	--	--	--	2	630
Talk America Holdings, Inc. (NON)	53,900	465,157	58,200	502,266	--	--
Telecom Italia SpA (Italy)	166	482	--	--	--	--
TelecomAsia Corporation Public Co., Ltd. (Thailand) (NON)	3,455,400	843,810	--	--	--	--
Telefonica SA (Spain)	61,544	922,555	63,572	952,955	16,889	253,169
Telekom Austria AG (Austria)	13,180	295,345	14,797	331,580	3,519	78,856
Ubiquitel, Inc. (NON)	72,400	716,036	79,500	786,255	26,700	264,063
Verizon Communications, Inc.	168,076	5,062,449	189,653	5,712,348	62,500	1,882,500
Vodafone Group PLC (United Kingdom)	2,490,964	5,366,053	2,308,617	4,973,240	615,589	1,326,106

		47,871,377		38,358,282		10,292,244

Communications Equipment		1.3%		1.1%		0.5%

Cisco Systems, Inc. (NON) (SEG)	340,490	5,829,189	384,276	6,578,805	125,400	2,146,848
CommScope, Inc. (NON)	19,800	398,574	21,400	430,782	--	--
Comtech Telecommunications Corp. (NON)	48,650	1,485,771	53,050	1,620,147	7,000	213,780
Enterasys Networks, Inc. (NON)	9	120	34	452	--	--

F5 Networks, Inc. (NON)	9,300	531,867	10,200	583,338	--	--
Harris Corp.	21,800	937,618	23,900	1,027,939	--	--
Nice Systems, Ltd. ADR (Israel) (NON)	15,300	736,848	16,800	809,088	--	--
Nokia OYJ (Finland)	226,210	4,121,938	226,864	4,133,855	60,512	1,102,633
Qualcomm, Inc.	70,370	3,031,540	79,000	3,403,320	26,100	1,124,388
Telefonaktiebolaget LM Ericsson AB Class B (Sweden)	358,078	1,228,653	255,027	875,060	69,939	239,978

		18,302,118		19,462,786		4,827,627

Components		--%		--%		--%

Coherent, Inc. (NON)	10,300	305,704	11,100	329,448	--	--

Computers		2.5%		2.1%		1.1%

Anixter International, Inc.	11,900	465,528	13,000	508,560	--	--
Apple Computer, Inc. (NON)	82,500	5,930,925	91,800	6,599,502	30,200	2,171,078
Brocade Communications Systems, Inc. (NON)	282,500	1,149,775	314,800	1,281,236	74,600	303,622
Dell, Inc. (NON)	128,600	3,856,714	142,000	4,258,580	46,800	1,403,532
Emulex Corp. (NON)	80,100	1,585,179	87,400	1,729,646	12,000	237,480
Fujitsu, Ltd. (Japan)	144,000	1,095,772	99,000	753,343	27,000	205,457
Hewlett-Packard Co.	93,700	2,682,631	103,000	2,948,890	34,400	984,872
IBM Corp.	63,340	5,206,548	71,200	5,852,640	23,600	1,939,920
Intergraph Corp. (NON)	73,900	3,680,959	81,600	4,064,496	18,800	936,428
Intervideo, Inc. (NON)	31,800	335,490	34,400	362,920	--	--
j2 Global Communications, Inc. (NON) (SG)	48,600	2,077,164	53,200	2,273,768	13,600	581,264
King Slide Works Co., Ltd. (Taiwan)	100,800	604,714	--	--	--	--
Lite-On Technology Corp. (Taiwan)	963,840	1,313,473	--	--	--	--
Logitech International SA (Switzerland) (NON)	4,735	221,908	--	--	--	--
Mitsubishi Electric Corp. (Japan)	111,000	785,400	119,000	842,005	31,000	219,346
NCR Corp. (NON)	21,600	733,104	24,400	828,136	8,073	273,998
NEC Corp. (Japan)	44,000	273,672	46,000	286,111	11,000	68,418
NET One Systems Co., Ltd. (Japan)	307	741,420	310	748,665	85	205,279
Netgear, Inc. (NON)	44,700	860,475	48,700	937,475	--	--
Palm, Inc. (NON)	6,400	203,520	6,400	203,520	--	--
PAR Technology Corp. (NON)	8,900	247,064	9,800	272,048	3,356	93,163
RadiSys Corp. (NON)	35,320	612,449	39,200	679,728	13,000	225,420
Western Digital Corp. (NON)	45,716	850,775	50,058	931,579	--	--
Wistron Corp. (Taiwan) (NON)	560,000	711,127	--	--	--	--

		36,225,786		36,362,848		9,849,277

Conglomerates		1.8%		1.5%		0.8%

3M Co.	45,920	3,558,800	51,610	3,999,775	16,700	1,294,250
AFK Sistema GDR (Russia)	43,591	1,024,389	--	--	--	--
AMETEK, Inc.	8,700	370,098	9,500	404,130	--	--
Ansell, Ltd. (Australia)	107,975	874,918	108,919	882,567	29,757	241,120
General Electric Co. (SEG)	189,880	6,655,294	210,015	7,361,026	68,900	2,414,945
GKN PLC (United Kingdom)	37,028	183,049	--	--	--	--
Harsco Corp.	23,100	1,559,481	25,300	1,708,003	8,400	567,084
Itochu Corp. (Japan)	279,000	2,326,379	281,000	2,343,056	75,000	625,371
Marubeni Corp. (Japan)	155,000	831,413	166,000	890,416	44,000	236,014
Mitsui & Co., Ltd. (Japan)	263,000	3,376,366	248,000	3,183,798	66,000	847,301
PRA International (NON)	14,500	408,175	15,900	447,585	--	--
Swire Pacific, Ltd. (Hong Kong)	253,000	2,271,136	254,000	2,280,113	67,500	605,936
Vivendi Universal SA (France)	90,228	2,815,738	70,969	2,214,724	18,936	590,934

		26,255,236		25,715,193		7,422,955

Consumer Cyclicals		9.3%		7.5%		3.5%

4Kids Entertainment, Inc. (NON)	22,108	346,875	25,400	398,526	8,400	131,796
Adidas-Salomon AG (Germany)	2,337	441,938	2,800	529,494	700	132,374
Administaff, Inc.	15,100	634,955	16,500	693,825	--	--
Aegis Group PLC (United Kingdom)	342,071	716,341	345,060	722,601	94,272	197,418
Aftermarket Technology Corp. (NON)	15,400	299,376	16,900	328,536	5,600	108,864
Aisin Seiki Co., Ltd. (Japan)	35,000	1,284,213	36,100	1,324,574	9,600	352,241
American Axle & Manufacturing Holdings, Inc.	8,000	146,640	7,800	142,974	--	--
American Eagle Outfitters, Inc.	95,760	2,200,565	108,340	2,489,653	35,300	811,194
Ameristar Casinos, Inc.	89,620	2,034,374	100,286	2,276,492	22,300	506,210
AMTEL Vredestein NV GDR (Russia) (NON)	41,178	446,781	--	--	--	--
Antena 3 de Television SA (Spain)	--	--	--	--	156	3,705
aQuantive, Inc. (NON) (SB)	15,100	381,124	16,400	413,936	--	--
Assa Abloy AB Class B (Sweden)	600	9,426	--	--	200	3,142
Autobacs Seven Co., Ltd. (Japan)	11,600	608,457	12,500	655,665	3,300	173,096
Barnes & Noble, Inc.	51,000	2,176,170	55,700	2,376,719	18,500	789,395
Bebe Stores, Inc.	57,550	807,427	63,350	888,801	21,350	299,541
Berkely Group Holdings PLC (United Kingdom) (NON)	98,973	1,887,446	99,280	1,893,301	26,361	502,713
BJ's Wholesale Club, Inc. (NON)	31,000	916,360	34,200	1,010,952	5,000	147,800
Black & Decker Manufacturing Co.	7,100	617,416	7,800	678,288	2,600	226,096
Bluegreen Corp. (NON)	48,000	758,400	54,300	857,940	17,700	279,660
Bon-Ton Stores, Inc. (The)	14,478	276,964	15,600	298,428	5,345	102,250
Borders Group, Inc.	11,100	240,537	10,900	236,203	--	--
BPB PLC (United Kingdom)	30,663	406,590	36,525	484,320	8,686	115,176
British Sky Broadcasting PLC (United Kingdom)	109,462	932,881	113,069	963,622	30,039	256,005
Buckle, Inc. (The)	23,050	743,132	25,000	806,000	--	--
Building Material Holding Corp. (SG) (SB)	7,000	477,470	7,800	532,038	2,600	177,346
Burberry Group PLC (United Kingdom)	23,166	170,888	23,929	176,516	6,357	46,893
Casey's General Stores, Inc.	67,260	1,668,048	74,700	1,852,560	24,600	610,080
Catalina Marketing Corp.	17,100	433,485	18,500	468,975	--	--
Cato Corp. (The) Class A	24,350	522,308	26,300	564,135	--	--
Charming Shoppes (NON)	42,800	564,960	46,300	611,160	--	--
Chico's FAS, Inc. (NON)	57,300	2,517,189	64,100	2,815,913	21,100	926,923
Choice Hotels International, Inc.	27,500	1,148,400	29,900	1,248,624	--	--
Ciments Francais Class A (France)	1,919	248,507	--	--	--	--
Citadel Broadcasting Corp.	43,700	587,328	48,600	653,184	16,000	215,040
Claire's Stores, Inc.	29,300	856,146	31,900	932,118	--	--
CNS, Inc.	54,455	1,193,109	60,300	1,321,173	15,557	340,854
Consolidated Graphics, Inc. (NON)	6,200	293,508	6,700	317,178	--	--
Continental AG (Germany)	16,700	1,475,229	17,200	1,519,397	4,600	406,350
CRH PLC (Ireland)	19,316	566,115	--	--	--	--
Daily Mail and General Trust Class A (United Kingdom)	71,687	969,640	72,313	978,107	19,139	258,875
Davis Service Group PLC (United Kingdom)	82,649	687,346	85,373	710,000	23,412	194,705
Dex Media, Inc.	89,350	2,420,492	100,100	2,711,709	32,800	888,552
Dillards, Inc. Class A	24,300	603,126	26,300	652,766	--	--
Dogan Yayin Holding (Turkey) (NON)	1	2	--	--	--	--
Dreamworks Animation SKG, Inc. Class A (NON)	25,600	628,736	28,500	699,960	9,400	230,864
EMAP PLC (United Kingdom)	54,488	807,152	56,283	833,742	15,435	228,645
Escala Group, Inc. (NON) (SG) (SB) (SC)	21,700	440,076	24,000	486,720	7,900	160,212
Fiat SpA (Italy) (NON) (SG) (SB) (SC)	144,100	1,250,843	145,400	1,262,128	38,450	333,761
First Choice Holidays PLC (United Kingdom)	177,603	762,139	179,154	768,795	48,946	210,040
Ford Otomotiv Sanayi AS (Turkey)	52,830	462,117	--	--	--	--
Foschini, Ltd. (South Africa)	142,150	1,168,602	--	--	--	--
Genesco, Inc. (NON)	55,800	2,164,482	61,200	2,373,948	9,500	368,505
Genlyte Group, Inc. (The) (NON)	16,500	883,905	18,100	969,617	--	--
Genting Berhad (Malaysia)	169,500	959,857	--	--	--	--
Gestevision Telecinco SA (Spain)	7,599	191,075	--	--	--	--
Google, Inc. Class A (NON)	5,900	2,447,674	6,600	2,738,076	2,200	912,692
Greek Organization of Football Prognostics (OPAP) SA
(Greece)	2	69	--	--	--	--
GTECH Holdings Corp.	39,200	1,244,208	44,500	1,412,430	14,400	457,056
GUS PLC (United Kingdom)	65,322	1,157,132	67,473	1,195,236	17,925	317,528
Honda Motor Co., Ltd. (Japan)	11,200	638,726	12,100	690,052	3,200	182,493
HUB Group, Inc. Class A (NON)	20,800	735,280	22,800	805,980	--	--
Hyundai Department Store Co., Ltd. (South Korea)	5,880	498,345	--	--	--	--
Hyundai Development Co. (South Korea)	24,220	1,098,293	--	--	--	--
Hyundai Motor Co. (South Korea)	20,570	1,981,645	--	--	--	--
IAC/InterActiveCorp. (NON)	20,300	574,693	22,600	639,806	7,400	209,494
Inchcape PLC (United Kingdom)	59,617	2,334,206	59,802	2,341,450	15,956	624,731
Industria de Diseno Textil (Inditex) SA (Spain)	36,482	1,185,390	37,685	1,224,479	10,012	325,315
Jakks Pacific, Inc. (NON) (SG) (SB) (SC)	48,900	1,023,966	54,700	1,145,418	11,100	232,434
John H. Harland Co.	70,940	2,667,344	78,800	2,962,880	18,100	680,560
K-Swiss, Inc. Class A	39,500	1,281,380	43,400	1,407,896	7,700	249,788
Kenneth Cole Productions, Inc. Class A	8,400	214,200	10,200	260,100	--	--
Kia Motors Corp. (South Korea)	24,100	633,520	--	--	--	--
Knology, Inc. (NON)	149	560	--	--	66	248
Kuoni Reisen Holding AG (Switzerland) (NON)	1,941	801,384	2,005	827,808	550	227,080
Laidlaw International, Inc.	74,900	1,739,927	82,000	1,904,860	20,400	473,892
Lawson, Inc. (Japan)	10,500	432,421	--	--	--	--
Luen Thai Holdings, Ltd. 144A (Hong Kong)	--	--	--	--	6,000	1,606
Marks & Spencer PLC (United Kingdom)	127,027	1,101,111	73,040	633,134	19,955	172,976
Marvel Entertainment, Inc. (NON)	38,200	625,716	41,500	679,770	--	--
Matsushita Electric Industrial Co. (Japan)	117,000	2,255,529	117,000	2,255,529	31,000	597,619
Mazda Motor Corp. (Japan)	100,000	457,588	--	--	--	--
McGraw-Hill Companies, Inc. (The)	66,800	3,448,884	75,600	3,903,228	24,700	1,275,261
Mediaset SpA (Italy)	75,267	794,491	58,359	616,016	15,900	167,835
Men's Wearhouse, Inc. (The) (NON)	8,750	257,600	8,750	257,600	--	--
Metro AG (Germany)	9,700	466,645	11,600	558,050	2,800	134,702
Modine Manufacturing Co.	47,200	1,538,248	52,300	1,704,457	17,300	563,807
Monarch Casino & Resort, Inc. (NON)	300	6,780	400	9,040	338	7,639

Multimedia Games, Inc. (NON) (SG) (SB) (SC)	107,100	990,675	121,100	1,120,175	39,400	364,450
Next PLC (United Kingdom)	45,625	1,202,140	47,129	1,241,768	12,521	329,907
Nordstrom, Inc.	120,700	4,514,180	136,380	5,100,612	44,700	1,671,780
Nu Skin Enterprises, Inc. Class A	41,900	736,602	47,100	828,018	15,400	270,732
NVR, Inc. (NON)	600	421,200	800	561,600	200	140,400
Pantry, Inc. (The) (NON)	43,640	2,050,644	48,100	2,260,219	9,200	432,308
Payless ShoeSource, Inc. (NON)	81,800	2,053,180	89,400	2,243,940	20,300	509,530
Penn National Gaming, Inc. (NON)	7,500	247,125	8,200	270,190	--	--
Phillips-Van Heusen Corp.	17,300	560,520	18,900	612,360	--	--
Pixar, Inc. (NON)	12,000	632,640	13,300	701,176	4,400	231,968
Playboy Enterprises, Inc. Class B (NON)	29,800	413,922	33,200	461,148	10,900	151,401
Puma AG Rudolf Dassier Sport (Germany)	600	174,575	600	174,575	100	29,096
Reader's Digest Association, Inc. (The) Class A	37,000	563,140	41,500	631,630	13,500	205,470
Rent-A-Center, Inc. (NON)	27,600	520,536	30,300	571,458	10,000	188,600
Robert Half International, Inc.	30,600	1,159,434	33,700	1,276,893	11,300	428,157
S.A. D'Ieteren NV (Belgium)	832	228,143	934	256,113	222	60,875
SGS Societe Generale Surveillance Holding SA (Switzerland)	264	222,004	--	--	--	--
Skechers U.S.A., Inc. Class A (NON)	47,940	734,441	54,300	831,876	17,700	271,164
Societe Television Francaise I (France)	9,516	263,071	10,012	276,783	2,472	68,339
Sohu.com, Inc. (China) (NON)	17,900	328,286	--	--	--	--
Sony Corp. (Japan)	18,400	751,530	19,800	808,711	5,200	212,389
Sotheby's Holdings, Inc. Class A (NON)	15,700	288,252	17,000	312,120	--	--
Stanley Works (The)	3,720	178,709	4,100	196,964	1,400	67,256
Stein Mart, Inc.	84,750	1,538,213	95,000	1,724,250	23,220	421,443
Steinhoff International Holdings, Ltd. (South Africa) (NON)	374,900	1,109,172	--	--	--	--
Steven Madden, Ltd.	63,326	1,851,019	69,200	2,022,716	11,200	327,376
Stride Rite Corp.	40,800	553,248	44,100	597,996	--	--
Suzuki Motor Corp. (Japan)	16,900	312,910	--	--	--	--
TeleTech Holdings, Inc. (NON)	101,500	1,223,075	110,400	1,330,320	--	--
Timberland Co. (The) Class A (NON)	14,000	455,700	15,100	491,505	--	--
Toll Brothers, Inc. (NON)	19,300	668,552	21,200	734,368	7,200	249,408
Too, Inc. (NON)	10,700	301,847	11,600	327,236	--	--
Toro Co. (The)	32,200	1,409,394	35,000	1,531,950	--	--
Tostem Inax Holding Corp. (Japan)	240	4,800	--	--	--	--
Toyota Motor Corp. (Japan)	32,065	1,662,891	25,800	1,337,988	6,900	357,834
Trans World Entertainment Corp. (NON)	21,700	123,690	21,200	120,840	--	--
Tupperware Corp.	30,700	687,680	34,600	775,040	11,300	253,120
Unifirst Corp.	14,500	450,950	15,700	488,270	--	--
United Business Media PLC (United Kingdom)	32,824	358,901	39,100	427,524	9,298	101,665
Universal Forest Products, Inc.	37,300	2,060,825	41,400	2,287,350	11,600	640,900
USG Corp. (NON)	30,800	2,002,000	33,700	2,190,500	8,400	546,000
Vail Resorts, Inc. (NON)	18,500	611,055	20,000	660,600	--	--
Ventiv Health, Inc. (NON)	27,000	637,740	29,600	699,152	--	--
Viacom, Inc. Class B	19,600	638,960	21,600	704,160	7,200	234,720
Volkswagon AG (Germany) (SG) (SB)	26,100	1,375,663	26,300	1,386,204	7,000	368,952
Volvo AB Class A (Sweden)	43,500	1,992,855	43,700	2,002,017	11,600	531,428
VS Holdings, Inc. (NON)	63,050	5	--	--	15,358	1
Wal-Mart de Mexico SA de CV Ser. V (Mexico)	128,555	713,288	--	--	--	--
Wal-Mart Stores, Inc.	73,550	3,442,140	82,632	3,867,178	27,300	1,277,640
Walt Disney Co. (The)	78,427	1,879,895	89,189	2,137,860	29,200	699,924
Walter Industries, Inc.	26,500	1,317,580	28,800	1,431,936	6,400	318,208
William Hill PLC (United Kingdom)	126,192	1,159,939	127,295	1,170,078	33,691	309,683
Wilsons The Leather Experts, Inc. (NON) (SG)	40,000	145,200	38,800	140,844	--	--
Wolverine World Wide, Inc.	18,400	413,264	19,850	445,831	--	--
Yamaha Motor Co., Ltd. (Japan)	136,200	3,554,750	136,600	3,565,189	36,400	950,021

		133,971,773		131,441,839		31,773,222

Consumer Finance		0.8%		0.7%		0.3%

Accredited Home Lenders Holding Co. (NON) (SG) (SB) (SC)	25,180	1,248,424	28,900	1,432,862	9,350	463,573
Aiful Corp. (Japan)	2,550	212,842	--	--	--	--
Asta Funding, Inc.	23,700	647,958	26,000	710,840	8,700	237,858
CompuCredit Corp. (NON) (SG)	75,300	2,897,544	83,400	3,209,232	22,500	865,800
Countrywide Financial Corp.	28,300	967,577	31,820	1,087,926	10,500	358,995
Credit Saison Co., Ltd. (Japan)	3,900	194,653	--	--	--	--
Diamond Lease Co., Ltd. (Japan)	7,000	319,719	--	--	--	--
MBNA Corp.	45,660	1,239,669	51,307	1,392,985	16,600	450,690
Nelnet, Inc. Class A (NON)	32,600	1,326,168	35,800	1,456,344	8,400	341,712
Portfolio Recovery Associates, Inc. (NON)	11,000	510,840	12,000	557,280	--	--
Provident Financial PLC (United Kingdom)	65,677	617,222	67,841	637,559	18,605	174,847
World Acceptance Corp. (NON)	37,500	1,068,750	40,700	1,159,950	--	--

		11,251,366		11,644,978		2,893,475

Consumer Staples		6.9%		5.7%		3.2%

Aderans Co., Ltd. (Japan)	34,600	1,037,912	35,700	1,070,909	9,500	284,976
Albertson's, Inc. (SG)	67,900	1,449,665	74,600	1,592,710	25,000	533,750
Altria Group, Inc.	81,630	6,099,394	92,234	6,891,724	30,600	2,286,432
American Greetings Corp. Class A	22,100	485,537	23,900	525,083	--	--
Axfood AB (Sweden)	18,800	524,565	20,200	563,629	5,400	150,673
BAT Industries PLC (United Kingdom)	122,391	2,731,094	122,771	2,739,573	32,757	730,956
BIM Birlesik Magazalar AS (Turkey) (NON)	19,464	483,354	--	--	--	--
Carrefour Supermarche SA (France)	11,561	539,675	11,661	544,343	3,186	148,725
CEC Entertainment, Inc. (NON)	12,950	440,818	14,150	481,666	--	--
Charoen Pokphand Foods PCL (Thailand)	6,136,600	914,121	--	--	--	--
Chattem, Inc. (NON)	10,200	371,178	11,200	407,568	--	--
Chiquita Brands International, Inc.	59,500	1,190,595	64,900	1,298,649	15,600	312,156
CKE Restaurants, Inc. (SG) (SB) (SC)	12,350	166,849	14,300	193,193	4,700	63,497
Coca-Cola Co. (The)	45,800	1,846,198	49,900	2,011,469	16,700	673,177
Colgate-Palmolive Co.	32,700	1,793,595	36,400	1,996,540	11,900	652,715
Colruyt SA (Belgium)	3,510	482,688	3,540	486,814	967	132,980
Costco Wholesale Corp.	18,250	902,828	20,177	998,156	6,600	326,502
Darden Restaurants, Inc.	50,070	1,946,722	54,910	2,134,901	18,500	719,280
Domino's Pizza, Inc.	37,600	909,920	40,900	989,780	--	--
Energizer Holdings, Inc. (NON)	10,490	522,297	11,570	576,070	3,900	194,181
Fancl Corp. (Japan)	5,900	315,473	--	--	--	--
Flowers Foods, Inc.	25,700	708,292	27,800	766,168	--	--
Fyffes PLC (Ireland)	231,882	629,008	249,573	676,997	65,687	178,184
General Mills, Inc.	18,200	897,624	20,200	996,264	6,600	325,512
Getty Images, Inc. (NON)	7,300	651,671	8,300	740,941	2,700	241,029
Heineken NV (Netherlands)	31,654	999,770	32,697	1,032,713	8,687	274,373
Henkel KGaA (Preference) (Germany)	2,000	200,498	--	--	--	--
Imperial Tobacco Group PLC (United Kingdom)	23,037	686,862	24,795	739,278	6,526	194,577
InBev NV (Belgium)	5,030	218,134	--	--	--	--
Interstate Bakeries Corp. (NON) (SG) (SB)	28,100	209,345	27,700	206,365	--	--
Jack in the Box, Inc. (NON)	42,280	1,476,840	47,300	1,652,189	11,800	412,174
Japan Tobacco, Inc. (Japan)	270	3,935,260	205	2,987,882	55	801,627
KAO Corp. (Japan)	8,000	214,219	--	--	--	--
Kellogg Co.	73,070	3,158,085	80,900	3,496,498	26,600	1,149,652
Kimberly-Clark Corp.	36,730	2,190,945	40,470	2,414,036	13,400	799,310
Koninklijke Ahold NV (Netherlands) (NON)	39,027	291,360	43,815	327,105	10,420	77,792
Labor Ready, Inc. (NON)	97,700	2,034,114	107,600	2,240,232	20,000	416,400
Lancaster Colony Corp.	6,500	240,825	6,500	240,825	--	--
Lance, Inc.	19,900	370,737	21,500	400,545	--	--
Lianhua Supermarket Holdings Co., Ltd. (China)	638,020	596,603	--	--	--	--
Liberty Media Corp. Class A (NON)	338,000	2,660,060	376,100	2,959,907	123,500	971,945
Lone Star Steakhouse & Saloon, Inc.	12,000	284,880	13,000	308,620	--	--
Longs Drug Stores, Inc.	17,400	633,186	19,800	720,522	6,400	232,896
Luby's, Inc. (NON)	25,200	335,160	27,200	361,760	--	--
McDonald's Corp.	82,600	2,785,272	93,000	3,135,960	30,200	1,018,344
Meiji Dairies Corp. (Japan)	270,000	1,365,901	273,000	1,381,078	72,000	364,240
Nash Finch Co. (SG) (SB)	35,330	900,208	39,300	1,001,364	4,500	114,660
Nestle SA (Switzerland)	8,067	2,406,141	5,083	1,516,104	1,350	402,664
Nutri/System, Inc. (NON) (SG) (SB)	13,600	489,872	15,100	543,902	5,000	180,100
Papa John's International, Inc. (NON)	9,600	569,376	10,700	634,617	3,500	207,585
Pepsi Bottling Group, Inc. (The)	88,300	2,526,263	96,800	2,769,448	32,500	929,825
PepsiAmericas, Inc.	47,270	1,099,500	51,930	1,207,892	17,400	404,724
Perdigao SA (Preference) (Brazil)	31,000	1,047,943	--	--	--	--
Pilgrim's Pride Corp. (SG) (SB)	33,300	1,104,228	37,600	1,246,816	12,200	404,552
Playtex Products, Inc. (NON)	91,500	1,250,805	100,200	1,369,734	33,100	452,477
Procter & Gamble Co. (The)	65,080	3,766,830	71,590	4,143,629	23,600	1,365,968
Reckitt Benckiser PLC (United Kingdom)	17,088	563,166	--	--	--	--
Reynolds American, Inc.	38,700	3,689,271	43,000	4,099,190	14,100	1,344,153
Safeway, Inc.	77,100	1,824,186	85,200	2,015,832	28,000	662,480
Scotts Miracle-Gro Co. (The) Class A	7,100	321,204	7,800	352,872	--	--
Seaboard Corp.	865	1,307,015	975	1,473,225	210	317,310
Smart & Final, Inc. (NON)	30,600	394,128	33,500	431,480	--	--
Supervalu, Inc.	33,570	1,090,354	37,590	1,220,923	12,200	396,256
Swedish Match AB (Sweden)	95,500	1,122,287	96,000	1,128,163	25,500	299,668
Tiger Brands, Ltd. (South Africa)	84,684	1,944,224	--	--	--	--
Time Warner, Inc.	381,020	6,644,989	431,323	7,522,273	140,300	2,446,832
Toyo Suisan Kaisha, Ltd. (Japan)	123,000	1,984,510	123,000	1,984,510	33,000	532,429
Unilever NV (Netherlands)	3,297	224,949	3,701	252,513	880	60,041
UST, Inc.	29,110	1,188,561	32,200	1,314,726	10,700	436,881
Valueclick, Inc. (NON)	34,600	626,606	37,900	686,369	--	--
Weight Watchers International, Inc. (NON)	40,700	2,011,801	44,600	2,204,578	14,900	736,507
Weiss Markets, Inc.	4,542	195,488	4,900	210,896	--	--
VFB, LLC (F)(RES)(NON)	--	--	--	--	254,213	5,402

Whitbread PLC (United Kingdom)	1	16	--	--	--	--
Whole Foods Market, Inc.	39,800	3,080,122	43,600	3,374,204	14,600	1,129,894
Woolworths, Ltd. (Australia)	223,279	2,758,859	223,974	2,767,446	59,759	738,388
Yum! Brands, Inc.	20,260	949,789	22,160	1,038,861	7,400	346,912

		100,011,820		99,800,229		28,583,763

Electronics		4.1%		2.2%		1.2%

Agilysys, Inc.	79,950	1,456,689	87,000	1,585,140	15,543	283,193
ALPS Electric Co., Ltd. (Japan)	28,000	389,831	34,000	473,367	8,000	111,380
Atmel Corp. (NON)	339,830	1,050,075	380,600	1,176,054	124,015	383,206
Chartered Semiconductor Manufacturing, Ltd. (Singapore)
(NON)	235,000	183,759	--	--	--	--
Chunghwa Picture Tubes, Ltd. (Taiwan)	2,855,000	882,461	--	--	--	--
Compal Communications, Inc. (Taiwan)	135,000	628,997	--	--	--	--
Core Logic, Inc. (South Korea)	11,147	497,200	--	--	--	--
Diodes, Inc. (NON)	15,800	490,590	17,150	532,508	--	--
Exar Corp. (NON)	82,900	1,037,908	92,200	1,154,344	30,300	379,356
FEI Co. (NON)	27,700	531,009	31,100	596,187	10,100	193,617
Hon Hai Precision Industry Co., Ltd. (Taiwan)	261,934	1,435,779	--	--	--	--
Hynix Semiconductor, Inc. (South Korea) (NON)	20,540	717,883	--	--	--	--
Infineon Technologies AG (Germany) (NON)	22,500	205,393	25,300	230,952	6,000	54,771
Intel Corp. (SEG)	487,830	12,176,237	535,826	13,374,217	179,600	4,482,816
Inventec Appliances Corp. (Taiwan)	73,000	405,704	--	--	--	--
IXYS Corp. (NON)	22,400	261,856	24,500	286,405	--	--
Komag, Inc. (NON) (SG) (SB)	34,700	1,202,702	37,900	1,313,614	8,600	298,076
Kulicke & Soffa Industries, Inc. (NON)	66,100	584,324	72,400	640,016	--	--
LG Electronics, Inc. (South Korea)	18,100	1,600,327	--	--	--	--
Linear Technology Corp.	15,300	551,871	16,800	605,976	5,533	199,575
Media Tek, Inc. (Taiwan)	116,200	1,369,432	--	--	--	--
Micrel, Inc. (NON)	106,200	1,231,920	116,360	1,349,776	19,500	226,200
Motorola, Inc.	108,140	2,442,883	120,316	2,717,938	39,500	892,305
Omnivision Technologies, Inc. (NON) (SG) (SB)	50,400	1,005,984	54,800	1,093,808	--	--
Omron Corp. (Japan)	42,800	986,493	36,900	850,504	10,100	232,794
Park Electrochemical Corp.	10,600	275,388	11,500	298,770	--	--
Plexus Corp. (NON)	17,400	395,676	18,800	427,512	--	--
Portalplayer, Inc. (NON) (SB)	10,300	291,696	11,300	320,016	--	--
QLogic Corp. (NON)	66,000	2,145,660	72,100	2,343,971	23,900	776,989
Quanta Computer, Inc. (Taiwan)	176,450	247,711	--	--	--	--
Reunert, Ltd. (South Africa)	107,373	891,175	--	--	--	--
Samsung Electronics Co., Ltd. (South Korea)	9,870	6,439,931	--	--	--	--
Samsung Electronics Co., Ltd. (Preference) (South Korea)	1,692	822,547	--	--	--	--
Samsung SDI Co., Ltd. (South Korea)	4,490	517,906	--	--	--	--
Siliconware Precision Industries Co. (Taiwan)	768,256	1,077,355	--	--	--	--
Solectron Corp. (NON)	431,100	1,577,826	487,600	1,784,616	159,800	584,868
Standard Microsystems Corp. (NON)	11,800	338,542	12,900	370,101	--	--
Sumco Corp. 144A (Japan)	1,700	89,170	--	--	--	--
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,672,051	3,182,386	--	--	--	--
Texas Instruments, Inc.	109,500	3,511,665	119,400	3,829,158	40,000	1,282,800
Toshiba Corp. (Japan)	329,000	1,962,681	340,000	2,028,303	90,000	536,904
Uniden (Japan)	15,000	291,713	17,000	330,608	4,000	77,790
United Microelectronics Corp. (Taiwan)	2,442,231	1,383,321	--	--	--	--
Wintek Corp. (Taiwan)	354,000	581,398	--	--	--	--

		59,351,054		39,713,861		10,996,640

Energy		7.6%		5.3%		2.8%

BP PLC (United Kingdom)	479,535	5,095,124	392,609	4,171,524	105,255	1,118,349
Burlington Resources, Inc.	38,300	3,301,460	42,600	3,672,120	14,000	1,206,800
Cal Dive International, Inc. (NON)	17,800	638,842	19,400	696,266	--	--
Chevron Corp. (SEG)	145,602	8,265,826	160,484	9,110,677	52,900	3,003,133
China Petroleum & Chemical Corp. (China)	3,794,000	1,883,959	--	--	--	--
China Shenhua Energy Co., Ltd. (China) (NON)	777,500	857,393	--	--	--	--
China Shenhua Energy Co., Ltd. Class H (China) (NON)	417,000	459,849	--	--	--	--
ConocoPhillips	80,300	4,671,854	89,400	5,201,292	29,300	1,704,674
Core Laboratories NV (Netherlands) (NON)	12,700	474,472	13,900	519,304	--	--
ENI SpA (Italy)	158,100	4,368,831	158,561	4,381,570	42,387	1,171,294
Exxon Mobil Corp. (SEG)	297,230	16,695,409	336,357	18,893,173	109,700	6,161,849
Forest Oil Corp. (NON)	6,300	287,091	6,800	309,876	--	--
Frontier Oil Corp.	97,460	3,657,674	106,500	3,996,945	20,400	765,612
Giant Industries, Inc. (NON)	39,350	2,044,626	44,600	2,317,416	11,600	602,736
Harvest Natural Resources, Inc. (NON) (SG) (SB)	50,000	444,000	56,600	502,608	18,500	164,280
Helmerich & Payne, Inc.	11,600	718,156	12,500	773,875	--	--
Hindustan Petroleum Corp., Ltd. (India)	115,723	845,421	--	--	--	--
Holly Corp.	26,450	1,557,112	28,800	1,695,456	4,600	270,802
Houston Exploration Co. (NON)	10,100	533,280	11,100	586,080	--	--
KCS Energy, Inc. (NON)	21,100	511,042	23,100	559,482	--	--
Lukoil (Russia)	22,955	1,363,527	--	--	--	--
Lukoil ADR (Russia)	43,864	2,568,237	--	--	--	--
Marathon Oil Corp.	37,810	2,305,276	42,560	2,594,883	13,900	847,483
Norsk Hydro ASA (Norway)	22,949	2,349,588	15,829	1,620,621	4,205	430,521
Occidental Petroleum Corp.	11,600	926,608	12,700	1,014,476	4,400	351,472
Oil States International, Inc. (NON)	23,200	734,976	25,400	804,672	--	--
Petro-Canada (Canada)	4,800	191,729	--	--	--	--
PetroChina Co., Ltd. (China)	1,473,000	1,206,396	--	--	--	--
Petroleo Brasileiro SA ADR (Brazil)	38,630	2,753,160	--	--	--	--
Petroleo Brasileiro SA (Preference) ADR (Brazil)	49,181	3,165,781	--	--	--	--
Petroleum Development Corp. (NON)	11,200	373,408	12,300	410,082	--	--
PTT PCL (Thailand)	154,600	853,226	--	--	--	--
Questar Corp.	24,200	1,831,940	27,200	2,059,040	8,800	666,160
Remington Oil & Gas Corp. (NON)	13,700	500,050	15,000	547,500	--	--
Repsol YPF SA (Spain)	32,903	957,339	33,191	965,719	8,785	255,607
Royal Dutch Shell PLC Class A (Netherlands)	99,574	3,027,541	82,073	2,495,424	21,900	665,868
Royal Dutch Shell PLC Class B (Netherlands)	171,766	5,478,059	167,131	5,330,237	42,749	1,363,375
Saipem SpA (Italy)	40,000	653,859	--	--	--	--
SK Corp. (South Korea)	16,350	843,401	--	--	--	--
Statoil ASA (Norway)	131,315	3,007,051	103,300	2,365,521	27,300	625,157
Sunoco, Inc.	61,840	4,847,019	68,100	5,337,678	22,700	1,779,226
Tesoro Petroleum Corp.	41,950	2,582,023	45,900	2,825,145	8,200	504,710
Thai Oil PCL (Thailand)	289,200	448,454	--	--	--	--
Total SA (France)	13,832	3,461,716	12,486	3,124,855	3,332	833,895
Total SA 144A (France)	922	230,748	--	--	--	--
Valero Energy Corp.	28,026	1,446,142	31,132	1,606,411	10,194	526,010
Veritas DGC, Inc. (NON)	66,400	2,356,536	72,400	2,569,476	16,100	571,389
Vostok Nafta Investment, Ltd. (Sweden) (NON)	46,260	2,157,091	--	--	--	--

		109,932,302		93,059,404		25,590,402

Financial		3.5%		2.9%		1.7%

Advanta Corp. Class B	27,601	895,376	30,600	992,664	10,100	327,644
AMRESCO Creditor Trust (F)(RES)(NON)(R)	501,000	501	--	--	240,000	240
Asset Acceptance Capital Corp. (NON)	12,800	287,488	15,500	348,130	--	--
Assurant, Inc.	29,200	1,269,908	32,500	1,413,425	10,700	465,343
Citigroup, Inc. (SEG)	230,453	11,183,884	259,937	12,614,743	85,000	4,125,050
Contifinancial Corp. Liquidating Trust Units	1,878,703	23,132	--	--	500,683	6,165
Deutsche Boerse AG (Germany)	2,365	241,050	2,655	270,608	631	64,314
Fidelity National Financial, Inc.	86,000	3,163,940	93,300	3,432,507	31,300	1,151,527
First American Corp.	45,900	2,079,270	50,000	2,265,000	12,200	552,660
Hana Financial Group, Inc. (South Korea)	29,501	1,349,452	--	--	--	--
Hitachi Capital Corp. (Japan)	23,800	473,943	25,500	507,796	6,800	135,412
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	104,000	431,249	--	--	--	--
HRPT Properties Trust (R)	275,620	2,852,667	306,600	3,173,310	100,700	1,042,245
ICAP PLC (United Kingdom)	75,733	526,483	49,524	344,282	11,777	81,872
JPMorgan Chase & Co.	87,302	3,465,016	98,081	3,892,835	32,200	1,278,018
Lehman Brothers Holdings, Inc.	24,600	3,152,982	27,100	3,473,407	8,900	1,140,713
Loews Corp.	36,520	3,463,922	41,200	3,907,820	13,600	1,289,960
London Stock Exchange PLC (United Kingdom)	102,232	1,087,984	105,601	1,123,838	28,055	298,570
Man Group PLC (United Kingdom)	104,363	3,421,557	104,688	3,432,212	27,932	915,755
MGIC Investment Corp.	15,800	1,039,956	17,400	1,145,268	5,800	381,756
Nasdaq Stock Market, Inc. (The) (NON)	19,300	678,974	21,000	738,780	--	--
Nationwide Financial Services, Inc. Class A	16,800	739,200	19,300	849,200	6,200	272,800
Nuveen Investments, Inc. Class A	9,000	383,580	9,900	421,938	--	--
Orix Corp. (Japan)	10,000	2,546,394	6,300	1,604,228	1,600	407,423
Royal Bank of Scotland Group PLC (United Kingdom)	105,645	3,182,511	93,240	2,808,815	24,878	749,439
Sampo OYJ Class A (Finland)	31,700	550,336	34,100	592,002	9,000	156,247
Sinopac Holdings Co. (Taiwan)	1,269,000	612,511	--	--	--	--
Student Loan Corp.	1,260	263,630	1,370	286,645	--	--
Tower, Ltd. (New Zealand) (NON)	213,882	302,871	240,120	340,025	57,104	80,863
Washington Mutual, Inc.	15,600	678,600	17,200	748,200	5,800	252,300
WFS Financial, Inc. (NON)	9,000	685,350	9,700	738,655	--	--

		51,033,717		51,466,333		15,176,316

Health Care		8.9%		7.7%		3.8%

Abbott Laboratories	76,320	3,009,298	85,975	3,389,994	27,900	1,100,097
Aetna, Inc.	21,500	2,027,665	24,100	2,272,871	7,800	735,618
Albany Molecular Research, Inc. (NON)	73,577	893,961	80,987	983,992	15,600	189,540

Alfresa Holdings Corp. (Japan)	3,400	159,037	3,800	177,748	900	42,098
Alkermes, Inc. (NON)	21,600	412,992	23,600	451,232	--	--
Allergan, Inc.	9,500	1,025,620	10,753	1,160,894	3,500	377,860
Alpharma, Inc. Class A	18,600	530,286	20,100	573,051	--	--
Amedisys, Inc. (NON)	13,600	574,464	14,900	629,376	--	--
American Medical Systems Holdings, Inc. (NON)	25,400	452,882	27,800	495,674	--	--
Amgen, Inc. (NON)	48,300	3,808,938	53,200	4,195,352	17,800	1,403,708
AMN Healthcare Services, Inc. (NON)	26,000	514,280	28,500	563,730	--	--
Analogic Corp.	6,000	287,100	6,000	287,100	--	--
Applera Corp. - Celera Genomics Group (NON)	103,550	1,134,908	117,000	1,282,320	38,100	417,576
Applera Corp. - Applied Biosystems Group	62,700	1,665,312	70,200	1,864,512	22,800	605,568
Apria Healthcare Group, Inc. (NON)	8,750	210,963	8,700	209,757	--	--
Arena Pharmaceuticals, Inc. (NON) (SB)	39,900	567,378	44,400	631,368	14,600	207,612
AstraZeneca PLC (United Kingdom)	104,909	5,094,358	99,092	4,811,886	26,472	1,285,475
Bausch & Lomb, Inc.	25,880	1,757,252	28,560	1,939,224	9,500	645,050
Becton, Dickinson and Co.	78,900	4,740,312	88,500	5,317,080	29,200	1,754,336
Biosite, Inc. (NON)	4,300	242,047	4,700	264,563	--	--
Bristol-Myers Squibb Co.	86,160	1,979,957	95,825	2,202,059	31,500	723,870
Brookdale Senior Living, Inc.	7,150	213,142	7,750	231,028	--	--
Candela Corp. (NON)	46,700	674,348	51,900	749,436	16,900	244,036
Celesio AG (Germany)	1,526	130,447	1,713	146,432	407	34,792
Cephalon, Inc. (NON) (SG) (SB)	9,900	640,926	10,800	699,192	--	--
Cerner Corp. (NON) (SG) (SB)	7,000	636,370	7,700	700,007	--	--
Chugai Pharmaceutical Co., Ltd. (Japan)	110,800	2,375,426	111,100	2,381,857	29,600	634,590
CIGNA Corp.	10,830	1,209,711	12,528	1,399,378	4,100	457,970
Conmed Corp. (NON)	11,000	260,260	11,900	281,554	--	--
Connetics Corp. (NON) (SG)	18,600	268,770	20,400	294,780	--	--
Coventry Health Care, Inc. (NON)	52,980	3,017,741	58,895	3,354,659	19,300	1,099,328
Dade Behring Holdings, Inc.	37,390	1,528,877	40,800	1,668,312	--	--
Daiichi Sankyo Co., Ltd. (Japan)	24,000	462,673	--	--	--	--
Digene Corp. (NON)	15,500	452,135	17,000	495,890	--	--
DJ Orthopedics, Inc. (NON)	49,300	1,359,694	53,800	1,483,804	8,300	228,914
Enzon, Inc. (NON)	24,900	184,260	29,900	221,260	--	--
First Horizon Pharmaceutical Corp. (NON) (SG)	30,700	529,575	33,600	579,600	--	--
Foxhollow Technologies, Inc. (NON) (SG) (SB)	7,700	229,383	8,400	250,236	--	--
Fresenius Medical Care AG (Germany)	1,845	193,750	--	--	--	--
Genentech, Inc. (NON)	17,700	1,637,250	19,500	1,803,750	6,500	601,250
Genesis HealthCare Corp. (NON)	77,601	2,833,989	84,800	3,096,896	19,687	718,969
Gilead Sciences, Inc. (NON)	69,600	3,663,048	76,400	4,020,932	25,600	1,347,328
GlaxoSmithKline PLC (United Kingdom)	158,836	4,005,111	135,397	3,414,087	36,126	910,931
Haemonetics Corp. (NON)	42,700	2,086,322	46,200	2,257,332	3,542	173,062
Humana, Inc. (NON)	67,820	3,684,661	76,200	4,139,946	25,050	1,360,967
Intuitive Surgical, Inc. (NON)	4,200	492,534	4,600	539,442	--	--
Invitrogen Corp. (NON) (SB)	8,200	546,448	9,200	613,088	3,100	206,584
Johnson & Johnson (SEG)	211,412	12,705,861	234,904	14,117,730	77,500	4,657,750
Kaken Pharmaceutical Co., Ltd. (Japan)	31,000	241,412	32,000	249,199	8,000	62,300
Kindred Healthcare, Inc. (NON)	19,200	494,592	21,600	556,416	--	--
Kinetic Concepts, Inc. (NON)	21,100	838,936	23,300	926,408	7,800	310,128
Kos Pharmaceuticals, Inc. (NON)	12,700	656,971	13,900	719,047	--	--
LCA-Vision, Inc.	14,500	688,895	15,900	755,409	5,400	256,554
LifeCell Corp. (NON)	23,900	455,773	26,200	499,634	--	--
Magellan Health Services, Inc. (NON)	10,100	317,645	11,100	349,095	--	--
Mayne Pharma, Ltd. (Australia) (NON)	222,553	414,523	248,461	462,779	61,334	114,240
Mediceo Paltac Holdings Co., Ltd. (Japan)	33,800	488,913	36,400	526,521	9,600	138,863
Medicines Co. (NON)	13,900	242,555	16,700	291,415	--	--
Mentor Corp. (SG) (SB)	23,700	1,092,096	25,800	1,188,864	4,500	207,360
Merck & Co., Inc.	136,560	4,343,974	150,413	4,784,638	50,350	1,601,634
Network Healthcare Holdings, Ltd. (South Africa) (NON)	977,229	1,159,568	--	--	--	--
Novartis AG (Switzerland)	9,630	504,669	--	--	--	--
OraSure Technologies, Inc. (NON)	43,200	381,024	47,300	417,186	--	--
Owens & Minor, Inc.	36,200	996,586	39,400	1,084,682	--	--
Parexel International Corp. (NON)	11,700	237,042	12,700	257,302	--	--
Pediatrix Medical Group, Inc. (NON)	6,800	602,276	7,300	646,561	--	--
Per-Se Technologies, Inc. (NON)	18,700	436,832	20,500	478,880	--	--
PerkinElmer, Inc.	67,800	1,597,368	74,200	1,748,152	24,600	579,576
Perrigo Co.	20,800	310,128	22,800	339,948	--	--
Pfizer, Inc.	128,149	2,988,435	145,097	3,383,662	47,400	1,105,368
Regeneron Pharmaceuticals, Inc. (NON)	26,400	421,080	28,900	460,955	--	--
Respironics, Inc. (NON)	14,800	548,636	16,000	593,120	--	--
Roche Holding AG (Switzerland)	27,859	4,171,661	25,094	3,757,625	6,695	1,002,522
Salix Pharmaceuticals, Ltd. (NON)	17,275	303,695	18,916	332,543	--	--
Sanofi-Synthelabo SA (France)	2,167	189,126	--	--	--	--
Savient Pharmaceuticals, Inc. (NON)	94,400	353,056	102,000	381,480	--	--
Schering AG (Germany)	8,100	540,230	8,700	580,247	2,300	153,399
Schering-Plough Corp.	32,500	677,625	36,100	752,685	11,900	248,115
Serologicals Corp. (NON)	12,500	246,750	13,700	270,438	--	--
Sierra Health Services, Inc. (NON) (SB)	70,330	5,623,587	78,288	6,259,908	18,300	1,463,268
Steris Corp.	8,000	200,160	9,700	242,694	--	--
Sun Healthcare Group, Inc. (NON)	122	806	--	--	--	--
Sybron Dental Specialties, Inc. (NON)	20,800	828,048	22,800	907,668	--	--
Symbion Health, Ltd. (Australia)	222,553	576,089	224,499	581,127	61,334	158,766
Taisho Pharmaceutical Co., Ltd. (Japan)	97,000	1,816,541	73,000	1,367,088	19,000	355,817
Takeda Pharmaceutical Co., Ltd. (Japan)	4,500	243,284	--	--	--	--
Techne Corp. (NON)	6,900	387,435	7,600	426,740	--	--
Terumo Corp. (Japan)	3,000	88,721	--	--	--	--
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (SG)	24,100	1,036,541	--	--	--	--
United Therapeutics Corp. (NON)	7,100	490,752	7,700	532,224	--	--
UnitedHealth Group, Inc.	112,038	6,962,041	125,912	7,824,172	41,360	2,570,110
Vertex Pharmaceuticals, Inc. (NON) (SB)	20,900	578,303	22,900	633,643	--	--
ViaCell, Inc. (NON)	57,824	324,971	64,800	364,176	20,954	117,761
Vital Signs, Inc.	15,000	642,300	16,300	697,966	--	--
WellCare Health Plans, Inc. (NON)	13,600	555,560	15,100	616,835	5,000	204,250
WellPoint, Inc. (NON)	22,360	1,784,104	25,540	2,037,837	8,200	654,278
Wyeth	64,600	2,976,122	71,000	3,270,970	23,900	1,101,073

		129,169,159		135,202,350		34,570,261

Insurance		3.4%		2.7%		1.3%

Aegon NV (Netherlands)	56,175	910,976	58,025	940,977	15,416	249,997
Allianz AG (Germany)	15,200	2,293,744	15,300	2,308,835	4,100	618,707
American Financial Group, Inc.	59,050	2,262,206	64,540	2,472,527	21,400	819,834
AmerUs Group Co. (SG) (SB)	13,240	750,311	14,300	810,381	--	--
Cathay Financial Holding Co., Ltd. (Taiwan)	477,000	864,288	--	--	--	--
China Life Insurance Co., Ltd. (China) (NON)	2,001,000	1,767,873	--	--	--	--
CNA Financial Corp. (NON)	32,200	1,053,906	35,800	1,171,734	11,800	386,214
Commerce Group, Inc.	25,260	1,446,893	27,700	1,586,656	6,039	345,914
Corporacion Mapfre SA (Spain)	100,314	1,650,429	100,626	1,655,562	27,529	452,924
FBL Financial Group, Inc. Class A	6,500	213,265	6,500	213,265	--	--
FPIC Insurance Group, Inc. (NON)	19,590	679,773	21,600	749,520	6,937	240,714
Fremont General Corp. (SG)	76,700	1,781,741	85,300	1,981,519	27,988	650,161
HCC Insurance Holdings, Inc.	13,357	396,436	14,430	428,282	--	--
ING Groep NV (Netherlands)	113,482	3,921,532	106,295	3,673,175	28,360	980,020
Landamerica Financial Group, Inc. (SB) (SC)	31,340	1,955,616	34,500	2,152,800	7,196	449,030
Liberty Group, Ltd. (South Africa)	101,323	1,207,083	--	--	--	--
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	4,100	553,041	4,400	593,507	1,200	161,866
Navigators Group, Inc. (NON)	16,124	703,168	17,488	762,652	--	--
Ohio Casualty Corp.	8,800	249,216	8,800	249,216	--	--
Philadelphia Consolidated Holding Corp. (NON)	8,000	773,520	9,200	889,548	2,900	280,401
Prudential Financial, Inc.	70,800	5,181,852	78,800	5,767,372	25,900	1,895,621
QBE Insurance Group, Ltd. (Australia)	91,036	1,308,431	60,033	862,835	16,401	235,726
Safety Insurance Group, Inc.	18,000	726,660	20,600	831,622	6,600	266,442
Selective Insurance Group (SG)	5,100	270,810	5,600	297,360	--	--
Stancorp Financial Group	6,200	309,690	6,800	339,660	--	--
Stewart Information Services	11,160	543,157	12,050	586,474	--	--
Swiss Re (Switzerland)	14,479	1,057,134	11,918	870,151	3,166	231,155
Triad Guaranty, Inc. (NON)	11,000	483,890	12,100	532,279	4,000	175,960
UICI	50,890	1,807,104	55,600	1,974,356	18,500	656,935
United Fire & Casualty Co.	10,500	424,515	11,300	456,859	--	--
W.R. Berkley Corp.	39,630	1,887,181	44,835	2,135,043	14,650	697,633
Wiener Staed Ver 144A (Austria)	1,600	94,069	--	--	--	--
Zenith National Insurance Corp.	102,465	4,725,686	114,250	5,269,210	24,749	1,141,424
Zurich Financial Services AG (Switzerland) (NON)	25,052	5,323,740	19,797	4,207,013	5,240	1,113,540

		49,578,936		46,770,390		12,050,218

Investment Banking/Brokerage		1.7%		1.4%		0.8%

A.G. Edwards, Inc.	13,700	641,982	15,300	716,958	5,000	234,300
Affiliated Managers Group (NON)	24,530	1,968,533	27,000	2,166,750	5,460	438,165
Ameriprise Financial, Inc.	18,000	738,000	20,000	820,000	6,600	270,600
Ameritrade Holding Corp. Class A (NON)	64,900	1,557,600	71,100	1,706,400	23,900	573,600
Calamos Asset Management, Inc. Class A	38,800	1,220,260	43,200	1,358,640	14,100	443,445
Challenger Financial Services Group, Ltd. (Australia)	141,557	420,405	158,035	469,343	39,012	115,860
Credit Suisse Group (Switzerland)	77,755	3,953,844	65,350	3,323,049	17,437	886,672
Deutsche Bank AG (Germany)	8,500	821,841	8,800	850,847	2,300	222,381
Goldman Sachs Group, Inc. (The)	13,400	1,711,314	14,900	1,902,879	4,900	625,779
Harris & Harris Group, Inc. (SG) (SB) (SC)	26,900	373,910	30,300	421,170	9,900	137,610
IndyMac Bancorp, Inc.	60,780	2,371,636	66,780	2,605,756	19,100	745,282
Investment Technology Group, Inc. (NON)	22,800	808,032	25,000	886,000	--	--
Kim Eng Securities Thailand PCL (Thailand)	40,700	26,435	--	--	--	--

Kim Eng Securities Thailand PCL NVDR (Thailand)	425,700	275,484	--	--	--	--
Lazard, Ltd. Class A (Bermuda)	17,000	542,300	18,400	586,960	--	--
Macquarie Bank, Ltd. (Australia)	22,823	1,140,566	5,920	295,848	1,408	70,364
Morgan Stanley	23,900	1,356,086	26,300	1,492,262	8,800	499,312
Raymond James Financial, Inc.	82,600	3,111,542	93,400	3,518,378	30,600	1,152,702
Schroders PLC (United Kingdom)	61,528	1,003,322	63,555	1,036,376	16,885	275,339

		24,043,092		24,157,616		6,691,411

Other		0.5%		2.2%		1.7%

iShares MSCI Emerging Markets Index Fund (SB) (SC)	--	--	250,110	22,072,208	116,100	10,245,825
iShares MSCI Hong Kong Index Fund (SB) (SC)	--	--	14,800	186,776	7,000	88,340
iShares MSCI Malaysia Index Fund	--	--	5,400	36,828	2,600	17,732
iShares MSCI Singapore Index Fund	--	--	7,400	58,460	3,500	27,650
iShares MSCI South Korea Index Fund (SB)	--	--	4,100	183,475	1,900	85,025
iShares MSCI Taiwan Index Fund	--	--	11,700	146,016	5,600	69,888
iShares Russell 1000 Growth Index Fund (SG) (SB) (SC)	139,800	7,131,198	195,800	9,987,758	93,100	4,749,031
iShares Russell 2000 Value Index Fund	1,777	117,158	4,346	286,532	--	--
S&P 500 Index Depositary Receipts (SPDR Trust Series 1)
(SB)	--	--	50,760	6,320,128	--	--

		7,248,356		39,278,181		15,283,491

Photography/Imaging		0.1%		--%		--%

Imation Corp.	18,000	829,260	19,400	893,758	--	--
Konica Corp. (Japan)	20,500	208,631	--	--	--	--

		1,037,891		893,758		--

Real Estate		1.5%		1.3%		0.6%

Aeon Mall Co., Ltd. (Japan)	2,700	131,557	--	--	--	--
American Home Mortgage Investment Corp. (R)	38,100	1,240,917	42,500	1,384,225	13,900	452,723
Arbor Realty Trust, Inc (R) (SB)	25,400	658,368	28,200	730,944	5,952	154,276
Boston Properties, Inc. (R)	13,600	1,008,168	14,900	1,104,537	5,100	378,063
Boykin Lodging Co. (NON)(R)	19,300	235,846	19,000	232,180	--	--
Brookfield Homes Corp. (SG) (SB)	11,207	557,324	12,236	608,496	--	--
Capital Trust, Inc. Class A (R)	6,700	196,176	6,700	196,176	--	--
CB Richard Ellis Group, Inc. Class A (NON)	31,700	1,865,545	35,200	2,071,520	11,600	682,660
CBL & Associates Properties (R)	45,300	1,789,803	50,800	2,007,108	12,200	482,022
China Overseas Land & Investment, Ltd. (Hong Kong)	718,000	307,914	--	--	--	--
Digital Realty Trust, Inc. (R)	35,400	801,102	39,300	889,359	12,900	291,927
Entertainment Properties Trust (R)	4,797	195,478	4,790	195,193	--	--
Highwoods Properties, Inc. (R)	19,600	557,620	21,800	620,210	7,100	201,995
Innkeepers USA Trust (R)	24,100	385,600	26,000	416,000	--	--
Jones Lang LaSalle, Inc.	48,500	2,441,975	54,200	2,728,970	16,200	815,670
Leopalace21 Corp. (Japan)	10,300	373,562	--	--	--	--
Lexington Corporate Properties Trust (R)	23,000	489,900	24,800	528,240	--	--
Link REIT (The) (Hong Kong) (NON)(R)	105,000	199,077	--	--	--	--
LTC Properties, Inc. (R)	51,510	1,083,255	58,100	1,221,843	9,356	196,757
Metrovacesa SA (Spain)	7,404	447,966	7,969	482,150	2,098	126,936
Mills Corp. (R)	6,300	264,222	6,800	285,192	--	--
Mitsui Fudoscan Co., Ltd. (Japan)	11,000	223,244	--	--	--	--
National Health Investors, Inc. (R)	20,000	519,200	21,600	560,736	--	--
Omega Healthcare Investors, Inc. (R)	18,300	230,397	18,000	226,620	--	--
RAIT Investment Trust (R)	45,440	1,177,805	51,000	1,321,920	13,208	342,351
Redwood Trust, Inc. (R) (SG) (SB)	5,300	218,678	5,700	235,182	--	--
Saxon Capital, Inc. (R)	52,000	589,160	58,900	667,337	19,200	217,536
SL Green Realty Corp. (R)	6,800	519,452	7,300	557,647	--	--
St. Joe Co. (The)	11,995	806,304	13,300	894,026	4,400	295,768
Tarragon Corp. (NON)(R) (SG) (SB) (SC)	36,843	759,703	41,000	845,420	13,600	280,432
Trizec Properties, Inc. (R)	15,400	352,968	16,600	380,472	--	--
Vornado Realty Trust (R)	18,200	1,519,154	20,000	1,669,400	6,600	550,902

		22,147,440		23,061,103		5,470,018

Semiconductor		0.2%		0.2%		0.1%

Advantest Corp. (Japan)	8,400	846,335	9,000	906,788	2,300	231,735
Cymer, Inc. (NON)	10,500	372,855	11,300	401,263	--	--
NEC Electronics Corp. (Japan)	10,800	354,173	11,400	373,850	2,800	91,823
Photronics, Inc. (NON)	85,300	1,284,618	94,700	1,426,182	14,500	218,370
Tokyo Electron, Ltd. (Japan)	2,700	169,536	--	--	--	--
Veeco Instruments, Inc. (NON)	41,300	715,729	46,500	805,845	15,000	259,950

		3,743,246		3,913,928		801,878

Software		2.5%		2.2%		1.1%

Ansoft Corp. (NON)	5,900	200,895	6,500	221,325	2,000	68,100
ANSYS, Inc. (NON)	14,500	619,005	15,800	674,502	--	--
Autodesk, Inc.	56,190	2,413,361	62,200	2,671,490	20,600	884,770
BEA Systems, Inc. (NON)	144,070	1,354,258	162,000	1,522,800	53,500	502,900
Blackboard, Inc. (NON)	20,198	585,338	22,023	638,227	--	--
Citrix Systems, Inc. (NON)	31,680	911,750	34,700	998,666	11,696	336,611
EPIQ Systems, Inc. (NON)	12,100	224,334	12,100	224,334	--	--
Hyperion Solutions Corp. (NON)	45,420	1,626,944	50,985	1,826,283	6,600	236,412
Internet Security Systems, Inc. (NON)	21,700	454,615	23,800	498,610	--	--
KONAMI Corp. (Japan)	12,600	277,070	14,200	312,253	3,400	74,765
McAfee, Inc. (NON)	95,900	2,601,767	103,200	2,799,816	34,400	933,272
Microsoft Corp. (SEG)	436,500	11,414,475	485,731	12,701,866	159,500	4,170,925
MicroStrategy, Inc. (NON)	11,200	926,688	12,300	1,017,702	--	--
NTT Data Corp. (Japan)	487	2,422,413	488	2,427,388	130	646,640
Oracle Corp. (NON)	220,660	2,694,259	243,193	2,969,387	80,100	978,021
Parametric Technology Corp. (NON)	60,500	369,050	66,200	403,820	--	--
Progress Software Corp. (NON)	12,000	340,560	13,100	371,778	--	--
SonicWall, Inc. (NON)	125,200	991,584	136,900	1,084,248	21,500	170,280
SPSS, Inc. (NON)	19,800	612,414	21,900	677,367	7,200	222,696
Support.com, Inc. (NON)	56,700	239,274	56,700	239,274	--	--
Symantec Corp. (NON)	46,950	821,625	51,540	901,950	17,300	302,750
Synopsys, Inc. (NON)	17,900	359,074	19,600	393,176	--	--
Tata Consultancy Services, Ltd. (India)	25,129	950,686	--	--	--	--
WebEx Communications, Inc. (NON)	19,814	428,577	21,665	468,614	--	--
Websense, Inc. (NON)	31,460	2,065,034	35,500	2,330,220	11,600	761,424

		35,905,050		38,375,096		10,289,566

Technology		0.2%		0.1%		0.1%

Avnet, Inc. (NON)	16,500	395,010	18,100	433,314	--	--
Freescale Semiconductor, Inc. Class B (NON)	57,567	1,448,961	64,681	1,628,021	21,113	531,414
ON Semiconductor Corp. (NON)	88,000	486,640	96,400	533,092	--	--

		2,330,611		2,594,427		531,414

Technology Services		0.7%		0.6%		0.3%

Covansys Corp. (NON)	16,657	226,702	16,667	226,838	--	--
CSG Systems International, Inc. (NON)	18,000	401,760	19,400	433,008	--	--
DiamondCluster International, Inc. Class A (NON)	41,700	331,098	45,700	362,858	--	--
Infospace, Inc. (NON)	35,300	911,446	39,500	1,019,890	9,800	253,036
Jupitermedia Corp. (NON)	15,600	230,568	18,800	277,864	--	--
MTS Systems Corp.	72,300	2,504,472	79,650	2,759,076	15,200	526,528
Sykes Enterprises, Inc. (NON)	84,600	1,131,102	92,400	1,235,388	13,400	179,158
Transaction Systems Architects, Inc. (NON)	24,600	708,234	27,100	780,209	9,000	259,110
Trizetto Group (NON)	109,200	1,855,308	120,500	2,047,295	30,800	523,292
United Online, Inc.	93,101	1,323,896	103,400	1,470,348	33,900	482,058
Universo Online SA (Preference) (Brazil) (NON)	1,500	12,661	--	--	--	--
Universo Online SA 144A (Brazil) (NON)	20,700	174,717	--	--	--	--
VeriSign, Inc. (NON)	22,258	487,895	24,600	539,232	8,200	179,744

		10,299,859		11,152,006		2,402,926

Transportation		2.0%		1.6%		0.9%

Alaska Air Group, Inc. (NON)	27,160	970,155	29,800	1,064,456	10,000	357,200
AP Moller - Maersk A/S (Denmark)	287	2,959,652	288	2,969,964	77	794,053
Arriva PLC (United Kingdom)	156,251	1,562,293	156,736	1,567,143	42,879	428,731
British Airways PLC (United Kingdom) (NON)	151,051	865,992	115,208	660,500	31,475	180,450
Burlington Northern Santa Fe Corp.	38,000	2,691,160	41,700	2,953,194	14,000	991,480
Canadian National Railway Co. (Canada)	3,487	278,088	--	--	--	--
Central Japan Railway Co. (Japan)	380	3,638,675	383	3,667,401	102	976,697
CNF Transportation, Inc.	30,330	1,695,144	33,980	1,899,142	9,300	519,777
Deutsche Lufthansa AG (Germany)	27,027	398,446	32,100	473,234	7,600	112,043
Deutsche Post AG (Germany)	6,800	164,569	--	--	--	--
DSV, De Sammensluttede Vognmaend A/S (Denmark)	3,550	436,837	3,725	458,371	925	113,824
East Japan Railway Co. (Japan)	94	645,996	--	--	--	--
ExpressJet Holdings, Inc. (NON)	143,650	1,162,129	159,941	1,293,923	37,577	303,998

FedEx Corp.		12,280	1,269,629	13,200	1,364,748	4,600	475,594
General Maritime Corp. (SG) (SB)		10,100	374,104	10,960	405,958	--	--
Malaysia International Shipping Corp. (Malaysia)		165,700	436,283	--	--	--	--
Malaysia International Shipping Corp. (Malaysia)		29,200	76,496	--	--	--	--
National Express Group PLC (United Kingdom)		44,228	653,269	47,602	703,105	12,529	185,059
Neptune Orient Lines, Ltd. (Singapore)		470,000	949,895	485,000	980,211	133,000	268,800
Norfolk Southern Corp.		53,960	2,419,027	59,400	2,662,902	19,900	892,117
Orient Overseas International, Ltd. (Hong Kong)		144,000	488,463	154,000	522,384	40,000	135,684
Overseas Shipholding Group		10,600	534,134	11,700	589,563	3,900	196,521
Singapore Airlines, Ltd. (Singapore)		81,000	604,150	88,000	656,361	23,000	171,549
Southwest Airlines Co.		147,600	2,425,068	164,200	2,697,806	53,900	885,577
WAN HAI Lines, Ltd. (Taiwan)		387,330	241,211	--	--	--	--
World Air Holdings, Inc. (NON)		48,400	465,608	53,000	509,860	--	--

			28,406,473		28,100,226		7,989,154

Utilities & Power			2.6%		2.0%		1.1%

American Electric Power Co., Inc.		34,300	1,272,187	37,700	1,398,293	12,700	471,043
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)		20,103	1,352,258	--	--	--	--
E.On AG (Germany)		31,365	3,235,310	29,400	3,032,620	7,800	804,573
Edison International		53,570	2,336,188	59,915	2,612,893	19,800	863,478
Electric Power Development Co. (Japan)		15,400	528,515	16,500	566,266	4,400	151,004
Energen Corp.		83,680	3,039,258	91,700	3,330,544	24,606	893,690
Energias de Portugal (EDP) SA (Portugal)		180,313	552,919	207,556	636,458	64,538	197,902
Equitable Resources, Inc.		33,500	1,229,115	38,700	1,419,903	12,400	454,956
Exelon Corp.		13,100	696,134	14,300	759,902	4,756	252,734
Inversiones Aguas Metropolitanas SA (Chile) (NON)		343,620	288,700	--	--	--	--
Inversiones Aguas Metropolitanas SA ADR 144A (Chile)
(NON)		14,710	245,657	--	--	--	--
Korea Electric Power Corp. (South Korea)		29,540	1,105,556	--	--	--	--
MDU Resources Group, Inc.		27,300	893,802	29,900	978,926	9,900	324,126
National Fuel Gas Co.		43,700	1,363,003	50,300	1,568,857	17,600	548,944
National Grid PLC (United Kingdom)		58,061	566,577	62,491	609,806	16,447	160,495
National Thermal Power Corp., Ltd. (India)		205,874	512,855	--	--	--	--
Ormat Technologies, Inc.		11,300	295,382	12,400	324,136	--	--
Osaka Gas Co., Ltd. (Japan)		561,000	1,934,811	566,000	1,952,055	150,000	517,329
PG&E Corp.		113,400	4,209,408	126,200	4,684,544	41,400	1,536,768
RWE AG (Germany)		12,908	949,654	10,676	785,444	2,873	211,369
Scottish and Southern Energy PLC (United Kingdom)		25,067	436,299	--	--	--	--
Sempra Energy		14,477	649,149	15,700	703,988	5,200	233,168
South Jersey Industries, Inc.		22,700	661,478	25,300	737,242	8,300	241,862
Suez SA (France)		64,312	1,994,844	58,419	1,812,053	15,461	479,573
Tractebel Energia SA 144A (Brazil)		61,300	395,272	--	--	--	--
TXU Corp.		76,200	3,824,478	82,200	4,125,618	27,400	1,375,206
Unified Energy System GDR (Russia)		15,696	667,080	--	--	--	--
Vector, Ltd. (New Zealand) (NON)		220,474	393,259	246,139	439,037	60,761	108,379
Veolia Environnement (France)		40,875	1,843,473	32,238	1,453,942	8,565	386,284
Westar Energy, Inc.		24,000	516,000	25,900	556,850	--	--

			37,988,621		34,489,377		10,212,883

Total common stocks (cost $1,061,328,431, $1,041,070,238			$1,202,782,844		$1,159,963,262		$313,457,645
and $267,352,639)

CORPORATE BONDS AND NOTES(a)		Growth 3.5%		Balanced 6.5%		Conservative 8.7%

		Principal amount	Value	Principal amount	Value	Principal amount	Value

Basic Materials			0.3%		0.5%		0.6%

Abitibi-Consolidated, Inc. bonds 8.55s, 2010 (Canada)		$130,000	$131,625	$175,000	$177,188	$--	$--
BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s, 2014		290,000	322,625	410,000	456,125	190,000	211,375
Chaparral Steel Co. company guaranty 10s, 2013		140,000	150,850	190,000	204,725	90,000	96,975
Chevron Phillips Chemical Co., LLC notes 5 3/8s, 2007		--	--	770,000	773,276	495,000	497,106
Compass Minerals International, Inc. sr. notes stepped-coupon
zero % (12 3/4s, 12/15/07), 2012 (STP)		160,000	144,800	165,000	149,325	50,000	45,250
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009		--	--	270,000	259,250	320,000	307,260
Equistar Chemicals, LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008		350,000	379,750	473,000	513,205	222,000	240,870
Georgia-Pacific Corp. debs. 9 1/2s, 2011		130,000	136,988	135,000	142,256	65,000	68,494
Georgia-Pacific Corp. notes 8 1/8s, 2011		--	--	140,000	140,175	140,000	140,175
Huntsman International, LLC company guaranty 10 1/8s, 2009		130,000	133,250	175,000	179,375	80,000	82,000
Huntsman, LLC company guaranty 11 5/8s, 2010		156,000	177,645	211,000	240,276	--	--
ICI Wilmington, Inc. company guaranty 5 5/8s, 2013		--	--	255,000	253,819	245,000	243,865
Innophos, Inc. 144A sr. sub. notes 9 5/8s, 2014		175,000	176,313	250,000	251,875	115,000	115,863
Ispat Inland ULC sec. notes 9 3/4s, 2014		240,000	271,800	305,000	345,413	150,000	169,875
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014		--	--	100,000	100,266	95,000	95,253
Lyondell Chemical Co. notes Ser. A, 9 5/8s, 2007		225,000	234,844	320,000	334,000	151,000	157,606
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		285,000	285,000	405,000	405,000	190,000	190,000
Metals USA, Inc. 144A sec. notes 11 1/8s, 2015		95,000	97,375	120,000	123,000	60,000	61,500
Nalco Co. sr. sub. notes 8 7/8s, 2013		230,000	240,925	295,000	309,013	145,000	151,888
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015 (Luxembourg)		105,000	103,950	80,000	79,200	--	--
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015 (Luxembourg)	EUR	--	--	50,000	60,002	55,000	66,002
Newmont Mining Corp. notes 5 7/8s, 2035		$--	--	$145,000	143,089	$135,000	133,221
NewPage Corp. sec. notes 10s, 2012		120,000	117,900	160,000	157,200	80,000	78,600
Norske Skog Canada, Ltd. company guaranty Ser. D, 8 5/8s,
2011 (Canada)		155,000	148,025	216,000	206,280	100,000	95,500
Novelis, Inc. 144A sr. notes 7 1/2s, 2015		225,000	209,813	320,000	298,400	150,000	139,875
Potash Corp. of Saskatchewan notes 7 3/4s, 2011 (Canada)		--	--	105,000	117,061	105,000	117,061
PQ Corp. 144A company guaranty 7 1/2s, 2013		60,000	55,800	75,000	69,750	35,000	32,550
Rockwood Specialties Group, Inc. sub. notes 7 1/2s, 2014		170,000	169,363	240,000	239,100	110,000	109,588
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		210,000	221,550	300,000	316,500	120,000	126,600
Sterling Chemicals, Inc. sec. notes 10s, 2007		102,282	98,191	--	--	68,188	65,460
Stone Container Corp. sr. notes 9 3/4s, 2011		430,000	434,300	535,000	540,350	265,000	267,650
Teck Cominco, Ltd. notes 6 1/8s, 2035 (Canada)		--	--	140,000	138,453	140,000	138,453
Teck Cominco, Ltd. notes 5 3/8s, 2015 (Canada)		--	--	25,000	24,679	25,000	24,679
Tembec Industries, Inc. company guaranty 8 1/2s, 2011
(Canada)		45,000	24,975	48,000	26,640	21,000	11,655
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		170,000	179,563	255,000	269,344	120,000	126,750
United States Steel Corp. sr. notes 9 3/4s, 2010		80,000	87,000	105,000	114,188	76,000	82,650
Weyerhaeuser Co. debs. 7.95s, 2025		--	--	205,000	234,843	185,000	211,932
Weyerhaeuser Co. debs. 7 3/8s, 2032		--	--	180,000	200,108	180,000	200,108
Weyerhaeuser Co. notes 6 3/4s, 2012		--	--	85,000	90,218	110,000	116,753
Wheeling-Pittsburgh Steel Corp. sr. notes 6s, 2010 (PIK)		--	--	--	--	403	282
Wheeling-Pittsburgh Steel Corp. sr. notes 5s, 2011 (PIK)		--	--	--	--	688	559

			4,734,220		8,682,967		5,021,283

Capital Goods			0.3%		0.4%		0.4%

AEP Industries, Inc. sr. unsub. 7 7/8s, 2013		30,000	29,331	40,000	39,108	20,000	19,554
Allied Waste North America, Inc. company guaranty Ser. B, 8
1/2s, 2008		370,000	388,963	--	--	--	--
Allied Waste North America, Inc. sec. notes Ser. B, 5 3/4s,
2011		10,000	9,475	120,000	113,700	55,000	52,113
Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011		15,000	16,050	20,000	21,400	10,000	10,700
Argo-Tech Corp. company guaranty 9 1/4s, 2011		130,000	133,250	170,000	174,250	80,000	82,000
BE Aerospace, Inc. sr. notes 8 1/2s, 2010		70,000	74,725	--	--	--	--
Blount, Inc. sr. sub. notes 8 7/8s, 2012		115,000	121,325	155,000	163,525	85,000	89,675
Boeing Co. (The) debs. 6 7/8s, 2043		--	--	150,000	180,753	185,000	222,929
Bombardier, Inc. 144A notes 6 3/4s, 2012 (Canada)		245,000	226,013	290,000	267,525	100,000	92,250
Browning-Ferris Industries, Inc. debs. 7.4s, 2035		--	--	518,000	455,840	245,000	215,600
Bunge, Ltd. Finance Corp. notes 5.35s, 2014		--	--	200,000	197,819	195,000	192,873
Case New Holland, Inc. company guaranty 9 1/4s, 2011		175,000	187,250	225,000	240,750	110,000	117,700
Crown Americas, LLC/Crown Americas Capital Corp. 144A sr.
notes 7 5/8s, 2013		275,000	285,313	350,000	363,125	170,000	176,375
Decrane Aircraft Holdings Co. company guaranty zero %,
2008 (RES)		--	--	--	--	227,000	125,418
Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012		170,000	181,475	170,000	181,475	120,000	128,100
Greenbrier Companies, Inc. 144A sr. notes 8 3/8s, 2015		80,000	81,600	100,000	102,000	50,000	51,000
Invensys, PLC notes 9 7/8s, 2011 (United Kingdom)		110,000	108,900	155,000	153,450	70,000	69,300
Jacuzzi Brands, Inc. sec. notes 9 5/8s, 2010		75,000	79,688	95,000	100,938	50,000	53,125
L-3 Communications Corp. company guaranty 7 5/8s, 2012		290,000	305,225	553,000	582,033	181,000	190,503
L-3 Communications Corp. company guaranty 6 1/8s, 2013		75,000	74,438	--	--	--	--
L-3 Communications Corp. 144A sr. sub. notes 6 3/8s, 2015		170,000	169,575	355,000	354,113	230,000	229,425
Legrand SA debs. 8 1/2s, 2025 (France)		120,000	144,300	160,000	192,400	75,000	90,188
Lockheed Martin Corp. bonds 8 1/2s, 2029		--	--	275,000	374,816	260,000	354,372
Manitowoc Co., Inc. (The) company guaranty 10 1/2s, 2012		115,000	127,938	163,000	181,338	73,000	81,213
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		55,000	47,025	85,000	72,675	35,000	29,925
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		320,000	344,000	445,000	478,375	210,000	225,750
Plastipak Holdings, Inc. 144A sr. notes 8 1/2s, 2015		80,000	80,800	100,000	101,000	50,000	50,500
Pliant Corp. company guaranty 13s, 2010		--	--	--	--	30,000	5,850
Polypore, Inc. notes 8 3/4s, 2012	EUR	110,000	114,166	150,000	155,681	70,000	72,651

Raytheon Co. debs. 7s, 2028	$--	--	$140,000	162,664	$130,000	151,045
Raytheon Co. debs. 6 3/4s, 2018	--	--	165,000	184,375	125,000	139,678
Sealed Air Corp. 144A notes 5 5/8s, 2013	--	--	205,000	203,494	135,000	134,009
Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)	15,000	12,919	20,000	17,225	10,000	8,613
Solo Cup Co. sr. sub. notes 8 1/2s, 2014	150,000	131,250	200,000	175,000	95,000	83,125
TD Funding Corp. company guaranty 8 3/8s, 2011	155,000	163,138	190,000	199,975	95,000	99,988
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012	40,000	43,600	55,000	59,950	25,000	27,250
Terex Corp. company guaranty 7 3/8s, 2014	245,000	242,550	328,000	324,720	151,000	149,490

		3,924,282		6,575,492		3,822,287

Communication Services		0.3%		0.6%		0.9%

Alamosa Delaware, Inc. company guaranty 12s, 2009	97,000	106,094	215,000	235,156	--	--
Alamosa Delaware, Inc. company guaranty 11s, 2010	131,000	147,703	103,000	116,133	128,000	144,320
American Cellular Corp. sr. notes Ser. B, 10s, 2011	260,000	282,100	335,000	363,475	160,000	173,600
American Towers, Inc. company guaranty 7 1/4s, 2011	130,000	135,200	250,000	260,000	95,000	98,800
Ameritech Capital Funding company guaranty 6 1/4s, 2009	--	--	450,000	464,198	295,000	304,307
Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda)
(In default) (NON)	180,328	7,664	--	--	94,910	4,034
AT&T Corp. sr. notes 9 3/4s, 2031	365,000	458,485	670,000	841,603	415,000	521,291
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	--	--	495,000	655,785	380,000	503,431
Centennial Cellular Operating Co., LLC company guaranty 10
1/8s, 2013	100,000	108,750	155,000	168,563	--	--
Centennial Cellular Operating Co., LLC sr. sub. notes 10 3/4s,
2008	74,000	75,480	100,000	102,000	104,000	106,080
Cincinnati Bell, Inc. company guaranty 7 1/4s, 2013	300,000	312,000	425,000	442,000	180,000	187,200
Citizens Communications Co. notes 9 1/4s, 2011	340,000	374,850	480,000	529,200	225,000	248,063
Citizens Communications Co. sr. notes 6 1/4s, 2013	--	--	145,000	140,288	140,000	135,450
Deutsche Telekom International Finance BV company
guaranty 8 1/4s, 2030 (Germany)	--	--	280,000	356,123	425,000	540,544
Dobson Communications Corp. sr. notes 8 7/8s, 2013	270,000	269,325	345,000	344,138	170,000	169,575
France Telecom notes 8 1/2s, 2031 (France)	--	--	20,000	26,685	--	--
France Telecom notes 7 3/4s, 2011 (France)	--	--	335,000	374,175	345,000	385,344
Horizon PCS, Inc. company guaranty 11 3/8s, 2012	30,000	34,425	40,000	45,900	20,000	22,950
Inmarsat Finance PLC company guaranty 7 5/8s, 2012 (United
Kingdom)	163,000	168,094	228,000	235,125	107,000	110,344
iPCS, Inc. sr. notes 11 1/2s, 2012	140,000	160,650	200,000	229,500	95,000	109,013
Qwest Corp. notes 8 7/8s, 2012	530,000	597,575	720,000	811,800	330,000	372,075
Qwest Corp. 144A sr. notes 7 5/8s, 2015	115,000	123,050	155,000	165,850	75,000	80,250
Rogers Wireless Communications, Inc. sec. notes 9 5/8s, 2011
(Canada)	220,000	253,000	315,000	362,250	145,000	166,750
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010	235,000	237,350	315,000	318,150	155,000	156,550
SBA Communications Corp. sr. notes 8 1/2s, 2012	39,000	43,290	52,000	57,720	26,000	28,860
SBA Telecommunications, Inc./SBA Communications Corp. sr.
disc. notes stepped-coupon zero % (9 3/4s, 12/15/07), 2011
(STP)	97,000	89,968	147,000	136,343	65,000	60,288
Sprint Capital Corp. company guaranty 7 5/8s, 2011	--	--	270,000	297,737	190,000	209,519
Sprint Capital Corp. company guaranty 6.9s, 2019	--	--	295,000	324,910	285,000	313,896
Sprint Capital Corp. company guaranty 6 7/8s, 2028	--	--	510,000	557,272	645,000	704,785
Sprint Capital Corp. notes 8 3/8s, 2012	--	--	--	--	65,000	75,333
Syniverse Technologies, Inc. sr. sub. notes Ser. B, 7 3/4s,
2013	65,000	65,488	85,000	85,638	40,000	40,300
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	--	--	240,000	229,003	270,000	257,629
Telecom Italia Capital SA notes 5 1/4s, 2015 (Luxembourg)	--	--	215,000	209,625	240,000	234,000
Telecom Italia Capital SA company guaranty 6 3/8s, 2033
(Luxembourg)	--	--	95,000	96,096	65,000	65,750
Telecom Italia Capital SA company guaranty 5 1/4s, 2013
(Luxembourg)	--	--	285,000	279,663	265,000	260,038
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	--	--	125,000	155,382	120,000	149,166
U S West, Inc. debs. 7 1/4s, 2025	85,000	84,575	115,000	114,425	55,000	54,725
Verizon New England, Inc. sr. notes 6 1/2s, 2011	--	--	245,000	251,318	365,000	374,412
Verizon New Jersey, Inc. debs. 8s, 2022	--	--	160,000	182,297	165,000	187,993
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	--	--	440,000	521,586	350,000	414,898
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	--	--	--	--	120,000	111,171

		4,135,116		11,087,112		8,082,734

Conglomerates		--%		--%		--%

Tyco International Group SA company guaranty 6 3/4s, 2011
(Luxembourg)	--	--	200,000	210,278	285,000	299,646

Consumer Cyclicals		0.9%		1.3%		1.5%

Affinion Group, Inc. 144A company guaranty 10 1/8s, 2013	150,000	146,250	190,000	185,250	95,000	92,625
Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009	85,000	90,100	100,000	106,000	100,000	106,000
ArvinMeritor, Inc. notes 8 3/4s, 2012	140,000	134,050	200,000	191,500	95,000	90,963
Associated Materials, Inc. company guaranty 9 3/4s, 2012	100,000	96,500	130,000	125,450	65,000	62,725
Autonation, Inc. company guaranty 9s, 2008	205,000	220,119	290,000	311,388	115,000	123,481
Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011	120,000	126,300	169,000	177,873	78,000	82,095
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	230,000	240,925	350,000	366,625	160,000	167,600
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	276,391	282,264	386,071	394,275	179,145	182,952
Cendant Corp. notes 6 1/4s, 2010	--	--	395,000	408,760	400,000	413,934
Coinmach Corp. sr. notes 9s, 2010	194,000	203,215	280,000	293,300	143,000	149,793
Corrections Corporation of America sr. notes 7 1/2s, 2011	125,000	129,375	160,000	165,600	85,000	87,975
D.R. Horton, Inc. company guaranty 8s, 2009	--	--	70,000	74,602	65,000	69,273
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	344,000	331,033	705,000	678,425	460,000	442,660
DaimlerChrysler NA Holding Corp. company guaranty 8s, 2010	--	--	785,000	858,507	595,000	650,716
DaimlerChrysler NA Holding Corp. company guaranty 7.2s,
2009	--	--	175,000	185,070	310,000	327,839
DaimlerChrysler NA Holding Corp. company guaranty 6 1/2s,
2013	--	--	35,000	36,451	50,000	52,074
Dana Corp. notes 9s, 2011	160,000	128,800	210,000	169,050	105,000	84,525
Dex Media, Inc. notes 8s, 2013	365,000	372,300	510,000	520,200	235,000	239,700
Dura Operating Corp. company guaranty Ser. B, 8 5/8s, 2012	45,000	37,125	48,000	39,600	21,000	17,325
Ford Motor Co. notes 7.45s, 2031	265,000	180,200	340,000	231,200	165,000	112,200
Ford Motor Credit Corp. bonds 7 3/8s, 2011	280,000	245,425	360,000	315,546	180,000	157,773
Ford Motor Credit Corp. FRN 7.26s, 2007	--	--	255,000	243,816	250,000	239,036
Ford Motor Credit Corp. notes 7 7/8s, 2010	715,000	643,423	910,000	818,902	445,000	400,452
Ford Motor Credit Corp. notes 7 3/4s, 2007	--	--	20,000	19,308	--	--
Ford Motor Credit Corp. notes 7 3/8s, 2009	--	--	1,060,000	940,099	1,090,000	966,706
General Motors Acceptance Corp. bonds 8s, 2031	565,000	541,203	725,000	694,464	350,000	335,258
General Motors Acceptance Corp. FRN 5.1s, 2007	--	--	400,000	374,932	405,000	379,618
General Motors Acceptance Corp. FRN Ser. MTN, 5.243s,
2006	--	--	244,000	239,432	286,000	280,646
General Motors Acceptance Corp. FRN Ser. MTN, 5.22s, 2007	--	--	395,000	373,099	360,000	340,039
General Motors Acceptance Corp. FRN Ser. MTN, 5.05s, 2007	--	--	245,000	232,773	235,000	223,272
General Motors Acceptance Corp. notes 6 7/8s, 2011	475,000	433,174	605,000	551,727	295,000	269,024
General Motors Acceptance Corp. notes 5 1/8s, 2008	115,000	102,377	145,000	129,084	70,000	62,316
Goodman Global Holding Co., Inc. 144A sr. notes 7.491s,
2012	60,000	59,400	80,000	79,200	40,000	39,600
Goodman Global Holding Co., Inc. 144A sr. sub. notes 7 7/8s,
2012	120,000	111,600	155,000	144,150	75,000	69,750
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	230,000	224,250	317,000	309,075	145,000	141,375
Goodyear Tire & Rubber Co. (The) 144A sr. notes 9s, 2015	135,000	132,975	165,000	162,525	80,000	78,800
GSC Holdings Corp. 144A company guaranty 8s, 2012	145,000	136,300	190,000	178,600	90,000	84,600
GTECH Holdings Corp. notes 4 3/4s, 2010	--	--	150,000	136,705	145,000	132,148
Harrah's Operating Co., Inc. company guaranty 5 3/4s, 2017	--	--	190,000	184,926	190,000	184,926
Hertz Corp. 144A sr. notes 8 7/8s, 2014	140,000	142,625	175,000	178,281	90,000	91,688
Hilton Hotels Corp. notes 8 1/4s, 2011	--	--	280,000	306,704	275,000	301,228
Host Marriott, LP sr. notes Ser. M, 7s, 2012 (R)	320,000	328,000	450,000	461,250	210,000	215,250
Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013	280,000	299,250	395,000	422,156	185,000	197,719
JC Penney Co., Inc. debs. 7 1/8s, 2023	--	--	170,000	189,255	165,000	183,689
JC Penney Co., Inc. notes 9s, 2012	295,000	348,838	100,000	118,250	195,000	230,588
JC Penney Co., Inc. notes 8s, 2010	--	--	340,000	372,384	--	--
Jostens IH Corp. company guaranty 7 5/8s, 2012	190,000	190,950	265,000	266,325	125,000	125,625
K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014	190,000	181,702	265,000	253,426	125,000	119,541
KB Home company guaranty 5 7/8s, 2015	50,000	47,154	75,000	70,731	35,000	33,008
KB Home sr. notes 5 3/4s, 2014	80,000	75,430	110,000	103,716	50,000	47,144
Lamar Media Corp. company guaranty 7 1/4s, 2013	185,000	191,938	260,000	269,750	120,000	124,500
Levi Strauss & Co. sr. notes 12 1/4s, 2012	240,000	267,600	320,000	356,800	155,000	172,825
Levi Strauss & Co. sr. notes 9 3/4s, 2015	50,000	52,000	75,000	78,000	40,000	41,600
May Department Stores Co. (The) notes 5 3/4s, 2014	--	--	75,000	76,466	70,000	71,368
MeriStar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)	210,000	228,900	285,000	310,650	130,000	141,700
Meritage Homes Corp. company guaranty 6 1/4s, 2015	200,000	182,000	285,000	259,350	130,000	118,300
MGM Mirage, Inc. sr. notes 6 3/4s, 2012	315,000	319,331	436,000	441,995	216,000	218,970
Mohegan Tribal Gaming Authority sr. sub. notes 6 3/8s, 2009	90,000	90,563	130,000	130,813	59,000	59,369

Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	130,000	101,400	180,000	140,400	85,000	66,300
Neiman-Marcus Group, Inc. 144A sr. notes 9s, 2015	260,000	265,850	335,000	342,538	165,000	168,713
NTK Holdings, Inc. sr. disc. notes zero %, 2014	130,000	81,250	165,000	103,125	80,000	50,000
Owens Corning notes 7 1/2s, 2005 (In default) (NON)(DEF)	145,000	111,288	200,000	153,500	95,000	72,913
Park Place Entertainment Corp. sr. notes 7s, 2013	--	--	225,000	240,698	225,000	240,698
Park Place Entertainment Corp. sr. sub. notes 9 3/8s, 2007	--	--	420,000	437,325	215,000	223,869
Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008	285,000	308,156	--	--	--	--
Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010	190,000	199,500	260,000	273,000	120,000	126,000
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s, 2012	160,000	165,400	230,000	237,763	110,000	113,713
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011	--	--	275,000	253,688	--	--
PRIMEDIA, Inc. sr. notes 8s, 2013	265,000	224,256	70,000	59,238	165,000	139,631
Samsonite Corp. sr. sub. notes 8 7/8s, 2011	150,000	155,250	215,000	222,525	100,000	103,500
Scientific Games Corp. company guaranty 6 1/4s, 2012	165,000	162,319	235,000	231,181	110,000	108,213
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	190,000	195,700	270,000	278,100	125,000	128,750
Standard Pacific Corp. sr. notes 7s, 2015	295,000	272,138	380,000	350,550	185,000	170,663
Starwood Hotels & Resorts Worldwide, Inc. company guaranty
7 7/8s, 2012	325,000	358,313	520,000	573,300	225,000	248,063
Station Casinos, Inc. sr. notes 6s, 2012	290,000	289,275	405,000	403,988	190,000	189,525
Technical Olympic USA, Inc. company guaranty 10 3/8s, 2012	115,000	113,131	165,000	162,319	75,000	73,781
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s, 2013	280,000	305,900	395,000	431,538	185,000	202,113
Texas Industries, Inc. 144A sr. notes 7 1/4s, 2013	105,000	108,938	140,000	145,250	65,000	67,438
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub. notes 8 1/2s,
2014	190,000	183,350	270,000	260,550	125,000	120,625
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s, 2015	320,000	312,000	430,000	419,250	200,000	195,000
TRW Automotive, Inc. sr. notes 9 3/8s, 2013	127,000	137,478	174,000	188,355	43,000	46,548
TRW Automotive, Inc. sr. sub. notes 11s, 2013	20,000	22,450	25,000	28,063	90,000	101,025
United Auto Group, Inc. company guaranty 9 5/8s, 2012	175,000	184,188	245,000	257,863	115,000	121,038
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	240,000	236,400	340,000	334,900	160,000	157,600
WCI Communities, Inc. company guaranty 9 1/8s, 2012	230,000	227,700	--	--	--	--
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	270,000	262,575	380,000	369,550	175,000	170,188

		13,279,169		23,212,348		13,841,813

Consumer Staples		0.6%		0.9%		1.2%

Adelphia Communications Corp. sr. notes 10 7/8s, 2010 (In
default) (NON)	200,000	112,000	270,000	151,200	125,000	70,000
Affinity Group, Inc. sr. sub. notes 9s, 2012	175,000	174,781	250,000	249,688	115,000	114,856
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	255,000	230,775	360,000	325,800	143,000	129,415
Ashtead Holdings PLC 144A sr. notes 8 5/8s, 2015 (United
Kingdom)	--	--	80,000	84,200	--	--
CCH I Holdings, LLC 144A company guaranty 11 1/8s, 2014	143,000	83,298	200,000	116,500	212,000	123,490
CCH I, LLC 144A secd. notes 11s, 2015	440,000	369,600	615,000	516,600	174,000	146,160
Church & Dwight Co., Inc. company guaranty 6s, 2012	130,000	128,050	180,000	177,300	85,000	83,725
Cinemark, Inc. sr. disc. notes stepped-coupon zero % (9 3/4s,
3/15/07), 2014 (STP)	405,000	299,700	545,000	403,300	255,000	188,700
Clear Channel Communications, Inc. sr. notes 5 3/4s, 2013	--	--	110,000	107,848	110,000	107,848
Comcast Cable Communications sr. notes 7 1/8s, 2013	--	--	205,000	222,823	225,000	244,562
Comcast Corp. company guaranty 5 1/2s, 2011	--	--	85,000	85,461	300,000	301,627
Comcast Corp. company guaranty 4.95s, 2016	--	--	310,000	292,438	290,000	273,571
Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008	225,000	234,563	--	--	135,000	140,738
Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012	--	--	270,000	282,825	--	--
Cox Communications, Inc. notes 7 3/4s, 2010	--	--	135,000	146,214	200,000	216,614
Cox Communications, Inc. notes 6 3/4s, 2011	--	--	195,000	203,913	230,000	240,513
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	--	--	225,000	243,919	110,000	119,249
CSC Holdings, Inc. debs. Ser. B, 8 1/8s, 2009	405,000	409,050	570,000	575,700	265,000	267,650
CVS Corp. 144A pass-through certificates 6.117s, 2013	--	--	216,835	225,189	168,157	174,637
Dean Foods Co. sr. notes 8.15s, 2007	175,000	179,813	270,000	277,425	141,000	144,878
Del Monte Corp. company guaranty 6 3/4s, 2015	230,000	224,250	320,000	312,000	150,000	146,250
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	35,000	37,188	45,000	47,813	20,000	21,250
Delhaize America, Inc. company guaranty 8 1/8s, 2011	220,000	239,815	650,000	708,544	465,000	506,881
Diageo PLC company guaranty 8s, 2022	--	--	165,000	208,411	135,000	170,518
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	290,000	283,475	395,000	386,113	90,000	87,975
DirecTV Holdings, LLC sr. notes 8 3/8s, 2013	--	--	--	--	85,000	91,375
Doane Pet Care Co. 144A sr. sub. notes 10 5/8s, 2015	130,000	135,525	165,000	172,013	80,000	83,400
Dole Food Co. sr. notes 8 5/8s, 2009	98,000	100,450	197,000	201,925	88,000	90,200
Echostar DBS Corp. sr. notes 6 3/8s, 2011	440,000	423,500	620,000	596,750	290,000	279,125
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	210,000	212,100	275,000	277,750	130,000	131,300
Granite Broadcasting Corp. sec. notes 9 3/4s, 2010	225,000	207,000	305,000	280,600	145,000	133,400
Insight Midwest, LP/Insight Capital, Inc. sr. notes 10 1/2s,
2010	160,000	168,200	250,000	262,813	--	--
Insight Midwest, LP/Insight Capital, Inc. sr. notes 9 3/4s, 2009	--	--	--	--	100,000	103,000
Intelsat Bermuda, Ltd. 144A sr. notes 8 5/8s, 2015 (Bermuda)	190,000	191,900	265,000	267,650	125,000	126,250
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)	80,000	78,800	110,000	108,350	50,000	49,250
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014 (Canada)	125,000	114,375	170,000	155,550	80,000	73,200
Jones Intercable, Inc. sr. notes 7 5/8s, 2008	--	--	110,000	115,679	25,000	26,291
Kabel Deutscheland GmbH 144A company guaranty 10 5/8s,
2014 (Germany)	115,000	121,038	160,000	168,400	75,000	78,938
Kroger Co. company guaranty 6 3/4s, 2012	--	--	--	--	150,000	157,747
Liberty Media Corp. debs. 8 1/4s, 2030	195,000	191,072	245,000	240,065	120,000	117,583
LIN Television Corp. company guaranty Ser. B, 6 1/2s, 2013	55,000	52,731	70,000	67,113	30,000	28,763
LIN Television Corp. sr. sub. notes 6 1/2s, 2013	20,000	19,175	25,000	23,969	15,000	14,381
Miller Brewing Co. 144A notes 5 1/2s, 2013	--	--	305,000	310,422	235,000	239,177
News America Holdings, Inc. debs. 7 3/4s, 2045	--	--	75,000	85,983	80,000	91,715
News America, Inc. debs. 7 1/4s, 2018	--	--	225,000	250,772	210,000	234,054
News America, Inc. 144A notes 6.4s, 2035	--	--	235,000	236,865	305,000	307,421
PanAmSat Corp. company guaranty 9s, 2014	180,000	188,550	225,000	235,688	110,000	115,225
Paxson Communications Corp. company guaranty zero %,
2009	170,000	179,988	245,000	259,394	115,000	121,756
Paxson Communications Corp. 144A sec. FRN 10.777s, 2013	70,000	67,288	90,000	86,513	45,000	43,256
Paxson Communications Corp. 144A sec. FRN 7.777s, 2012	90,000	89,438	110,000	109,313	60,000	59,625
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s, 2013	210,000	200,025	300,000	285,750	140,000	133,350
Playtex Products, Inc. company guaranty 9 3/8s, 2011	240,000	251,400	340,000	356,150	160,000	167,600
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	150,000	147,750	210,000	206,850	100,000	98,500
Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)	210,000	227,850	285,000	309,225	135,000	146,475
Rainbow National Services, LLC 144A sr. notes 8 3/4s, 2012	225,000	239,625	320,000	340,800	150,000	159,750
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	205,000	182,450	300,000	267,000	125,000	111,250
Rite Aid Corp. debs. 6 7/8s, 2013	70,000	58,450	--	--	--	--
Rite Aid Corp. sr. notes 9 1/4s, 2013	220,000	206,250	380,000	356,250	180,000	168,750
Sbarro, Inc. company guaranty 11s, 2009	170,000	169,150	235,000	233,825	110,000	109,450
Sinclair Broadcast Group, Inc. company guaranty 8 3/4s, 2011	260,000	273,325	390,000	409,988	140,000	147,175
Sirius Satellite Radio, Inc. 144A sr. notes 9 5/8s, 2013	140,000	137,900	180,000	177,300	90,000	88,650
Six Flags, Inc. sr. notes 8 7/8s, 2010	100,000	98,000	140,000	137,200	70,000	68,600
Supervalu, Inc. notes 7 7/8s, 2009	--	--	165,000	174,732	155,000	164,142
TCI Communications, Inc. debs. 9.8s, 2012	--	--	65,000	78,416	50,000	60,320
TCI Communications, Inc. debs. 8 3/4s, 2015	--	--	175,000	212,046	100,000	121,169
TCI Communications, Inc. debs. 7 7/8s, 2013	--	--	230,000	259,961	325,000	367,336
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	--	--	25,000	28,908	165,000	190,792
Time Warner, Inc. company guaranty 6.95s, 2028	--	--	--	--	30,000	31,082
Time Warner, Inc. debs. 9.15s, 2023	--	--	25,000	30,745	105,000	129,129
Time Warner, Inc. debs. 9 1/8s, 2013	--	--	900,000	1,065,218	785,000	929,107
Turner Broadcasting System, Inc. sr. notes 8 3/8s, 2013	--	--	115,000	132,435	95,000	109,403
United Rentals NA, Inc. sr. sub. notes 7 3/4s, 2013	45,000	43,875	48,000	46,800	21,000	20,475
United Rentals NA, Inc. company quaranty 6 1/2s, 2012	200,000	194,750	250,000	243,438	125,000	121,719
Universal City Florida Holding Co. sr. notes 8 3/8s, 2010	185,000	180,838	260,000	254,150	120,000	117,300
Young Broadcasting, Inc. company guaranty 10s, 2011	185,000	173,206	260,000	243,425	124,000	116,095

		8,332,332		16,715,413		10,695,158

Energy		0.3%		0.5%		0.5%

Amerada Hess Corp. bonds 7 7/8s, 2029	--	--	160,000	193,741	160,000	193,741
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	365,000	371,844	515,000	524,656	240,000	244,500
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	115,000	123,625	160,000	172,000	75,000	80,625
Buckeye Partners, LP notes 5.3s, 2014	--	--	115,000	113,957	115,000	113,957
Chaparral Energy, Inc. 144A sr. notes 8 1/2s, 2015	120,000	124,200	150,000	155,250	75,000	77,625
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	383,000	405,980	--	--	--	--
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	--	--	515,000	547,188	250,000	265,625
Compton Petroleum Corp. 144A sr. notes 7 5/8s, 2013
(Canada)	160,000	163,600	200,000	204,500	95,000	97,138
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	125,000	122,344	175,000	171,281	80,000	78,300
Dresser, Inc. company guaranty 9 3/8s, 2011	205,000	215,763	275,000	289,438	115,000	121,038
Enbridge Energy Partners, LP sr. notes 5.35s, 2014	--	--	120,000	118,355	115,000	113,423
Encore Acquisition Co. sr. sub. notes 6s, 2015	290,000	266,800	402,000	369,840	184,000	169,280
Forest Oil Corp. company guaranty 7 3/4s, 2014	95,000	98,563	145,000	150,438	135,000	140,063
Forest Oil Corp. sr. notes 8s, 2011	110,000	120,175	270,000	294,975	120,000	131,100

Hanover Compressor Co. sr. notes 9s, 2014	205,000	223,450	290,000	316,100	135,000	147,150
Inergy, LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014	195,000	177,450	275,000	250,250	130,000	118,300
Kerr-McGee Corp. sec. notes 6.95s, 2024	180,000	190,923	230,000	243,957	110,000	116,675
Massey Energy Co. sr. notes 6 5/8s, 2010	190,000	193,088	265,000	269,306	125,000	127,031
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	--	--	235,000	236,392	225,000	226,333
Newfield Exploration Co. sr. notes 7 5/8s, 2011	200,000	213,500	280,000	298,900	130,000	138,775
Occidental Petroleum Corp. debs. 10 1/8s, 2009	--	--	390,000	458,843	250,000	294,130
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	180,000	168,300	245,000	229,075	115,000	107,525
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	58,372	60,682	84,905	88,264	61,026	63,440
Peabody Energy Corp. sr. notes 5 7/8s, 2016	290,000	281,300	410,000	397,700	195,000	189,150
Plains Exploration & Production Co. sr. sub. notes 8 3/4s,
2012	295,000	317,863	415,000	447,163	200,000	215,500
Pogo Producing Co. 144A sr. sub. notes 6 7/8s, 2017	145,000	141,375	190,000	185,250	90,000	87,750
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	--	--	75,000	79,952	80,000	85,282
Pride International, Inc. sr. notes 7 3/8s, 2014	195,000	209,138	275,000	294,938	130,000	139,425
Star Gas Partners, LP/Star Gas Finance Co. sr. notes 10 1/4s,
2013	25,000	24,688	35,000	34,563	20,000	19,750
Sunoco, Inc. notes 4 7/8s, 2014	--	--	130,000	126,864	110,000	107,346
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032	--	--	160,000	194,447	160,000	194,447
Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012	225,000	241,313	300,000	321,750	140,000	150,150
Whiting Petroleum Corp. 144A sr. sub. notes 7s, 2014	120,000	120,300	150,000	150,375	75,000	75,188

		4,576,264		7,929,708		4,429,762

Financial		--%		0.9%		1.7%

Allfirst Financial Inc. sub. notes 7.2s, 2007	--	--	235,000	242,282	180,000	185,578
American General Corp. notes 7 1/2s, 2010	--	--	355,000	389,169	380,000	416,575
Archstone-Smith Operating Trust notes 5 1/4s, 2010 (R)	--	--	125,000	125,048	125,000	125,048
Associates First Capital Corp. debs. 6.95s, 2018	--	--	150,000	172,677	145,000	166,921
AXA Financial, Inc. sr. notes 7 3/4s, 2010	--	--	290,000	321,116	220,000	243,606
Bank of New York Co., Inc. (The) sr. sub. notes FRN 3.4s,
2013	--	--	110,000	106,386	75,000	72,536
Bank One Corp. sub. debs. 7 5/8s, 2026	--	--	165,000	201,526	150,000	183,206
Bank One Corp. sub. notes 5 1/4s, 2013	--	--	30,000	30,047	115,000	115,180
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	--	--	250,000	250,700	240,000	240,672
Block Financial Corp. notes 5 1/8s, 2014	--	--	155,000	145,483	155,000	145,483
Bosphorus Financial Services, Ltd. 144A sec. FRN 6.14s,
2012 (Cayman Islands)	200,000	201,026	629,000	632,227	602,000	605,088
Capital One Bank notes 6 1/2s, 2013	--	--	145,000	154,054	140,000	148,741
CIT Group, Inc. sr. notes 7 3/4s, 2012	--	--	--	--	80,000	90,686
CIT Group, Inc. sr. notes 5s, 2015	--	--	105,000	102,464	125,000	121,981
CIT Group, Inc. sr. notes 5s, 2014	--	--	880,000	860,776	730,000	714,053
Citigroup, Inc. sub. notes 5s, 2014	--	--	271,000	266,760	463,000	455,756
Colonial Properties Trust notes 6 1/4s, 2014 (R)	--	--	145,000	149,734	130,000	134,245
Countrywide Capital III company guaranty Ser. B, 8.05s, 2027	--	--	230,000	277,949	180,000	217,525
Developers Diversified Realty Corp. unsecd. notes 5 3/8s,
2012 (R)	--	--	85,000	83,718	85,000	83,718
E*Trade Finance Corp. sr. notes 8s, 2011	180,000	187,200	255,000	265,200	120,000	124,800
Equity One, Inc. company guaranty 3 7/8s, 2009 (R)	--	--	190,000	180,894	190,000	180,894
ERP Operating, LP notes 6.584s, 2015	--	--	125,000	135,804	120,000	130,372
Executive Risk Capital Trust company guaranty Ser. B, 8.675s,
2027	--	--	430,000	461,553	300,000	322,014
Finova Group, Inc. notes 7 1/2s, 2009	228,000	79,800	322,050	112,718	151,050	52,868
Fleet Capital Trust V bank guaranty FRN 5.497s, 2028	--	--	225,000	224,401	220,000	219,414
Fund American Cos. Inc. notes 5 7/8s, 2013	--	--	300,000	303,041	275,000	277,787
Greenpoint Capital Trust I company guaranty 9.1s, 2027	--	--	130,000	141,762	115,000	125,405
Hartford Financial Services Group, Inc. (The) sr. notes 7.9s,
2010	--	--	260,000	289,322	295,000	328,269
Heritage Property Investment Trust company guaranty 5 1/8s,
2014 (R)	--	--	170,000	163,865	160,000	154,225
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	--	--	175,000	186,444	175,000	186,444
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	--	--	115,000	116,156	105,000	106,056
HRPT Properties Trust notes 6 1/4s, 2016 (R)	--	--	105,000	106,999	95,000	96,809
HSBC Capital Funding, LP 144A bank guaranty FRB 4.61s,
2013 (Jersey)	--	--	345,000	325,366	325,000	306,505
HSBC Finance Capital Trust IX FRN 5.911s, 2035	--	--	500,000	504,254	500,000	504,254
ILFC E-Capital Trust I 144A FRB 5.9s, 2065	--	--	100,000	100,393	110,000	110,432
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	--	--	--	--	110,000	111,657
International Lease Finance Corp. FRN Ser. MTNP, 4.55s,
2010	--	--	505,000	506,948	465,000	466,794
International Lease Finance Corp. notes 4 3/4s, 2012	--	--	75,000	73,125	45,000	43,875
iStar Financial, Inc. sr. notes 6s, 2010 (R)	--	--	290,000	295,435	280,000	285,247
John Hancock Global Funding II 144A notes 7.9s, 2010	--	--	135,000	151,812	125,000	140,567
JPMorgan Chase & Co. sub. notes 5 1/8s, 2014	--	--	265,000	262,326	500,000	494,956
JPMorgan Chase Capital XV notes 5 7/8s, 2035	--	--	675,000	671,106	455,000	452,375
Lehman Brothers E-Capital Trust I 144A FRN 5.15s, 2065	--	--	215,000	215,537	225,000	225,562
Lehman Brothers Holdings, Inc. notes 6 5/8s, 2012	--	--	15,000	16,195	30,000	32,390
Liberty Mutual Group 144A notes 6 1/2s, 2035	--	--	90,000	87,807	155,000	151,223
Liberty Mutual Insurance 144A notes 7.697s, 2097	--	--	380,000	400,572	325,000	342,595
Loews Corp. notes 5 1/4s, 2016	--	--	95,000	93,886	100,000	98,828
MetLife, Inc. notes 5.7s, 2035	--	--	165,000	165,611	160,000	160,593
MetLife, Inc. notes 5s, 2015	--	--	285,000	279,531	295,000	289,339
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	--	--	125,000	127,434	425,000	433,274
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	--	--	210,000	263,535	--	--
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	--	--	110,000	108,127	110,000	108,127
Nuveen Investments, Inc. sr. notes 5s, 2010	--	--	110,000	108,232	110,000	108,232
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	--	--	140,000	157,767	130,000	146,498
PNC Bank NA notes 4 7/8s, 2017	--	--	220,000	210,791	225,000	215,581
Prudential Holdings, LLC 144A bonds 8.695s, 2023	--	--	265,000	335,864	245,000	310,515
Prudential Insurance Co. 144A notes 8.3s, 2025	--	--	380,000	491,839	235,000	304,164
Rouse Co. (The) notes 7.2s, 2012 (R)	--	--	230,000	241,337	220,000	230,844
Royal Bank of Scotland Group PLC bonds Ser. 1, 9.118s,
2049 (United Kingdom)	--	--	500,000	572,800	480,000	549,888
Simon Property Group, LP 144A unsub. notes 5 3/4s, 2015 (R)	--	--	165,000	167,435	165,000	167,435
Sovereign Bancorp, Inc. 144A sr. notes 4.8s, 2010	--	--	155,000	151,910	155,000	151,910
Transamerica Capital III company guaranty 7 5/8s, 2037	--	--	240,000	279,149	240,000	279,149
UBS AG/Jersey Branch FRN 7 1/2s, 2008 (Jersey)	--	--	685,000	708,119	530,000	547,888
UBS Preferred Funding Trust I company guaranty 8.622s,
2049	--	--	285,000	326,014	260,000	297,416
Washington Mutual, Inc. sub. notes 8 1/4s, 2010	--	--	100,000	111,346	280,000	311,770
Western Financial Bank sub. debs. 9 5/8s, 2012	170,000	189,975	240,000	268,200	110,000	122,925
Westpac Capital Trust III 144A sub. notes FRN 5.819s, 2049
(Australia)	--	--	295,000	301,396	230,000	234,986
Zurich Capital Trust I 144A company guaranty 8.376s, 2037	--	--	245,000	265,154	245,000	265,154

		658,001		16,546,628		15,774,903

Health Care		0.3%		0.3%		0.4%

Alderwoods Group, Inc. company guaranty 7 3/4s, 2012	180,000	186,300	250,000	258,750	120,000	124,200
Bayer Corp. 144A FRB 6.2s, 2008	--	--	220,000	224,772	160,000	163,470
Community Health Systems, Inc. sr. sub. notes 6 1/2s, 2012	205,000	199,619	280,000	272,650	130,000	126,588
DaVita, Inc. company guaranty 6 5/8s, 2013	365,000	371,388	495,000	503,663	230,000	234,025
Elan Finance PLC/Elan Finance Corp, company guaranty 7
3/4s, 2011 (Ireland)	135,000	126,225	190,000	177,650	90,000	84,150
HCA, Inc. sr. notes 7 7/8s, 2011	416,000	447,265	590,000	634,343	275,000	295,668
Healthsouth Corp. notes 7 5/8s, 2012	110,000	111,100	190,000	191,900	150,000	151,500
Hospira, Inc. notes 5.9s, 2014	--	--	90,000	92,954	85,000	87,790
MQ Associates, Inc. sr. disc. notes stepped-coupon zero % (12
1/4s, 8/15/08), 2012 (STP)	250,000	142,500	335,000	190,950	175,000	99,750
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	70,000	71,050	90,000	91,350	45,000	45,675
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	230,000	227,125	325,000	320,938	150,000	148,125
Psychiatric Solutions, Inc. company guaranty 7 3/4s, 2015	140,000	144,550	190,000	196,175	90,000	92,925
Service Corp. International 144A sr. notes 6 3/4s, 2016	255,000	248,625	360,000	351,000	170,000	165,750
Stewart Enterprises, Inc. 144A sr. notes 7 1/4s, 2013	205,000	196,800	270,000	259,200	125,000	120,000
Tenet Healthcare Corp. notes 7 3/8s, 2013	300,000	276,750	385,000	355,163	175,000	161,438
Tenet Healthcare Corp. 144A sr. notes 9 1/4s, 2015	165,000	163,763	235,000	233,238	110,000	109,175
Triad Hospitals, Inc. sr. sub. notes 7s, 2013	320,000	320,800	450,000	451,125	210,000	210,525
US Oncology, Inc. company guaranty 9s, 2012	125,000	133,750	170,000	181,900	80,000	85,600
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s, 2014	120,000	127,500	170,000	180,625	80,000	85,000
Ventas Realty, LP/Capital Corp. company guaranty 9s, 2012
(R)	165,000	188,100	235,000	267,900	110,000	125,400
WellPoint, Inc. notes 5s, 2014	--	--	110,000	108,053	105,000	103,142
Wyeth notes 5 1/2s, 2014	--	--	545,000	552,059	550,000	557,124

		3,683,210		6,096,358		3,377,020

Other		--%		--%		0.1%

Dow Jones CDX HY 4-T1 pass-through certificates Ser. 4-T1,
8 1/4s, 2010	--	--	--	--	1,176,000	1,189,230

Technology		0.2%		0.3%		0.3%

Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	320,000	323,200	430,000	434,300	200,000	202,000
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	190,000	165,300	253,000	220,110	116,000	100,920
Avnet, Inc. notes 6s, 2015	--	--	160,000	155,648	160,000	155,648
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	60,000	60,450	85,000	85,638	40,000	40,300
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	140,000	138,075	190,000	187,388	90,000	88,763
Computer Associates International, Inc. 144A sr. notes 5 5/8s,
2014	140,000	137,829	365,000	359,340	275,000	270,735
Electronic Data Systems Corp. sec. sr. notes Ser. B, 6 1/2s,
2013	280,000	287,760	355,000	364,838	175,000	179,850
Freescale Semiconductor, Inc. sr. notes Ser. B, 7 1/8s, 2014	240,000	255,600	340,000	362,100	160,000	170,400
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	15,000	15,675	--	--	120,000	125,400
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011	215,000	218,225	360,000	365,400	40,000	40,600
Lucent Technologies, Inc. debs. 6.45s, 2029	180,000	154,350	255,000	218,663	120,000	102,900
Seagate Technology Hdd Holdings company guaranty 8s,
2009 (Cayman Islands)	200,000	210,000	305,000	320,250	--	--
SunGard Data Systems, Inc. 144A sr. sub. notes 10 1/4s, 2015	140,000	140,000	190,000	190,000	90,000	90,000
SunGard Data Systems, Inc. 144A sr. unsecd. notes 9 1/8s,
2013	260,000	269,100	330,000	341,550	160,000	165,600
UGS Corp. company guaranty 10s, 2012	160,000	174,400	220,000	239,800	120,000	130,800
Unisys Corp. sr. notes 8s, 2012	155,000	143,375	195,000	180,375	95,000	87,875
Xerox Corp. sr. notes 6 7/8s, 2011	360,000	372,600	505,000	522,675	235,000	243,225

		3,065,939		4,548,075		2,195,016

Transportation		--%		0.1%		0.1%

Continental Airlines, Inc. pass-through certificates Ser. 97-4A,
6.9s, 2018	--	--	72,267	72,087	60,223	60,072
Continental Airlines, Inc. pass-through certificates Ser. 98-1A,
6.648s, 2017	--	--	390,089	386,188	275,115	272,364
Continental Airlines, Inc. pass-through certificates Ser. 98-3,
6.32s, 2008	--	--	5,000	4,970	75,000	74,552
CSX Corp. notes 6 3/4s, 2011	--	--	205,000	219,686	180,000	192,895
Kansas City Southern Railway Co. company guaranty 9 1/2s,
2008	190,000	205,675	255,000	276,038	120,000	129,900
Navistar International Corp. company guaranty Ser. B, 9 3/8s,
2006	70,000	70,963	--	--	--	--
Union Pacific Corp. 144A pass-through certificates 5.214s,
2014	--	--	115,000	114,863	100,000	99,881

		276,638		1,073,832		829,664

Utilities & Power		0.3%		0.7%		1.0%

AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	--	--	165,000	166,971	190,000	192,269
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	380,000	413,676	530,000	577,046	245,000	266,702
Appalachian Power Co. sr. notes 5.8s, 2035	--	--	145,000	142,644	120,000	118,050
Atmos Energy Corp. notes 4.95s, 2014	--	--	180,000	173,456	175,000	168,638
Beaver Valley II Funding debs. 9s, 2017	--	--	205,000	235,149	160,000	183,531
Boardwalk Pipelines, LLC notes 5 1/2s, 2017	--	--	70,000	69,750	65,000	64,768
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	--	--	240,000	265,363	185,000	204,551
Cleveland Electric Illuminating Co. (The) 144A sr. notes Ser. D,
7.88s, 2017	--	--	115,000	139,152	110,000	133,102
CMS Energy Corp. sr. notes 7 1/2s, 2009	185,000	190,550	230,000	236,900	120,000	123,600
Colorado Interstate Gas Co. debs. 6.85s, 2037	30,000	30,590	50,000	50,983	25,000	25,492
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	10,000	9,659	15,000	14,488	10,000	9,659
Consolidated Natural Gas Co. sr. notes 5s, 2014	--	--	180,000	174,632	315,000	305,605
Consumers Energy Co. 1st mtge. 5.65s, 2020	--	--	110,000	107,921	150,000	147,165
Consumers Energy Co. 1st mtge. 5s, 2012	--	--	255,000	249,451	260,000	254,342
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013	--	--	180,000	178,692	140,000	138,982
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	--	--	170,000	169,225	160,000	159,271
DPL, Inc. sr. notes 6 7/8s, 2011	187,000	197,051	252,000	265,545	119,000	125,396
Duke Energy Field Services, LLC 144A notes 5 3/8s, 2015	--	--	55,000	54,497	55,000	54,497
Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013	245,000	276,850	330,000	372,900	155,000	175,150
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	145,000	145,363	195,000	195,488	90,000	90,225
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	490,000	488,775	655,000	653,363	305,000	304,238
Entergy Gulf States, Inc. 1st mtge. 3.6s, 2008	--	--	120,000	115,394	120,000	115,394
Ferrellgas, LP/Finance sr. notes 6 3/4s, 2014	215,000	203,175	300,000	283,500	140,000	132,300
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	--	--	5,000	5,300	35,000	37,100
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	--	--	115,000	120,973	110,000	115,713
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	--	--	90,000	94,275	95,000	99,513
Kansas Gas & Electric bonds 5.647s, 2021	--	--	65,000	64,332	65,000	64,332
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	--	--	170,000	179,905	165,000	174,613
MidAmerican Energy Holdings Co. sr. notes 5 7/8s, 2012	--	--	285,000	294,223	285,000	294,223
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	420,000	462,525	565,000	622,206	270,000	297,338
Mirant North America, LLC 144A sr. notes 7 3/8s, 2013	170,000	171,913	215,000	217,419	115,000	116,294
Monongahela Power Co. 1st mtge. 5s, 2006	--	--	410,000	409,792	365,000	364,815
National Fuel Gas Co. notes 5 1/4s, 2013	--	--	145,000	144,249	100,000	99,482
Nevada Power Co. 2nd mtge. 9s, 2013	94,000	103,518	239,000	263,201	145,000	159,682
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s, 2015	--	--	80,000	79,386	120,000	119,079
NiSource Finance Corp. company guaranty 5.45s, 2020	--	--	280,000	271,298	280,000	271,298
NiSource Finance Corp. company guaranty 5 1/4s, 2017	--	--	30,000	29,181	30,000	29,181
NRG Energy, Inc. company guaranty 8s, 2013	177,000	197,355	238,000	265,370	109,000	121,535
Oncor Electric Delivery Co. debs. 7s, 2022	--	--	--	--	30,000	33,344
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	--	--	195,000	228,395	220,000	257,676
Oncor Electric Delivery Co. sec. notes 6 3/8s, 2012	--	--	295,000	311,076	230,000	242,534
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013	--	--	225,000	230,000	180,000	184,000
Potomac Edison Co. 1st mtge. 5.35s, 2014	--	--	--	--	65,000	64,968
Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012	--	--	255,889	260,121	221,192	224,851
PP&L Capital Funding, Inc. company guaranty Ser. D, 8 3/8s,
2007	--	--	135,000	140,782	135,000	140,782
PSEG Energy Holdings, Inc. sr. notes 8 1/2s, 2011	175,000	187,250	225,000	240,750	110,000	117,700
Public Service Co. of Colorado sr. notes Ser. A, 6 7/8s, 2009	--	--	215,000	227,836	205,000	217,239
Public Service Co. of New Mexico sr. notes 4.4s, 2008	--	--	125,000	122,915	100,000	98,332
Public Service Electric & Gas Co. 1st mtge. 6 3/8s, 2008	--	--	175,000	179,940	175,000	179,940
Sierra Pacific Resources sr. notes 8 5/8s, 2014	90,000	97,379	125,000	135,249	60,000	64,919
Southern California Edison Co. 1st mtge. 5s, 2014	--	--	115,000	114,278	105,000	104,341
Tampa Electric Co. notes 6 7/8s, 2012	--	--	135,000	147,660	120,000	131,253
Teco Energy, Inc. notes 7.2s, 2011	265,000	279,575	375,000	395,625	175,000	184,625
Teco Energy, Inc. sr. notes 6 3/4s, 2015	10,000	10,350	10,000	10,350	5,000	5,175
Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017	25,000	26,770	30,000	32,124	15,000	16,062
Texas Genco, LLC/Texas Genco Financing Corp. 144A sr.
notes 6 7/8s, 2014	295,000	319,338	415,000	449,238	195,000	211,088
Utilicorp Canada Finance Corp. company guaranty 7 3/4s,
2011 (Canada)	310,000	316,975	440,000	449,900	205,000	209,613
Westar Energy, Inc. 1st mtge. 5.1s, 2020	--	--	175,000	167,280	165,000	157,722
Williams Cos., Inc. (The) notes 7 5/8s, 2019	390,000	418,275	525,000	563,063	245,000	262,763
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	50,000	49,938	60,000	59,925	30,000	29,963
York Power Funding 144A notes 12s, 2007 (Cayman Islands)
(In default) (F)(NON)	--	--	120,485	10,048	44,178	3,684

		4,596,850		12,430,175		8,999,699

Total corporate bonds and notes (cost $51,796,637,		$51,262,021		$115,108,386		$78,558,215
$115,579,067 and $78,832,345)

COLLATERALIZED MORTGAGE OBLIGATIONS(a)	Growth 3.2%		Balanced 8.5%		Conservative 15.8%

	Principal amount	Value	Principal amount	Value	Principal amount	Value

Amresco Commercial Mortgage Funding I 144A Ser. 97-C1,
Class H, 7s, 2029	$38,000	$38,399	$173,000	$174,817	$168,000	$169,764
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.008s, 2029	--	--	400,000	424,996	401,000	426,059
Ser. 96-D3, Class A1C, 7.4s, 2026	331,191	337,097	2,027,048	2,063,193	1,448,461	1,474,290
Banc of America Commercial Mortgage, Inc. Ser. 01-1, Class
G, 7.324s, 2036	--	--	200,000	215,895	200,000	215,895
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	--	--	133,000	134,928	133,000	134,928
Ser. 05-1, Class XW, Interest Only (IO), 0.105s, 2042	21,782,523	114,783	--	--	27,337,491	144,055
Ser. 05-4, Class XC, IO, 0.04s, 2045	6,345,118	46,994	18,058,953	133,750	18,127,911	134,261
Banc of America Large Loan FRB
Ser. 04-BBA4, Class H, 5.319s, 2018	--	--	30,000	30,102	29,000	29,099
Ser. 04-BBA4, Class G, 5.069s, 2018	--	--	48,000	48,199	47,000	47,195
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 7.331s, 2014	--	--	133,000	132,888	205,000	204,828
FRB Ser. 05-MIB1, Class K, 6.369s, 2009	190,000	184,514	186,000	180,629	187,000	181,601
FRB Ser. 05-ESHA, Class K, 6.167s, 2020	--	--	450,000	449,992	452,000	451,992
FRB Ser. 05-BOCA, Class L, 6.069s, 2016	--	--	143,000	143,330	132,000	132,305
FRB Ser. 05-BOCA, Class K, 5.719s, 2016	--	--	300,000	300,694	300,000	300,694
FRB Ser. 05-MIB1, Class J, 5.419s, 2009	100,000	99,842	409,000	408,353	343,000	342,458
FRB Ser. 05-ESHA, Class G, 5.247s, 2020	100,000	99,903	180,000	179,826	181,000	180,825
Ser. 03-BBA2, Class X1A, IO, 0.486s, 2015	2,447,254	7,117	7,001,672	20,361	6,402,737	18,619
Banc of America Structured Security Trust 144A Ser. 02-X1,
Class A3, 5.436s, 2033	--	--	386,000	387,763	396,000	397,808
Bayview Commercial Asset Trust 144A

FRB Ser. 05-1A, Class A1, 4.679s, 2035	55,117	55,051	422,562	422,055	312,329	311,954
Ser. 04-3, IO, 0.775s, 2035	580,856	43,905	1,480,001	111,867	1,456,442	110,087
Ser. 05-1A, IO, 0.775s, 2035	632,271	47,840	1,759,775	133,152	1,681,332	127,216
Ser. 05-3A, IO, 0.775s, 2035	1,678,554	138,040	5,407,901	444,733	4,884,779	401,713
Bear Stearns Commercial Mortgage Securities, Inc. Ser. 05-
PWR9, Class X1, IO, 0.045s, 2042	--	--	9,027,411	89,570	13,597,557	134,915
Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 6.019s, 2018	--	--	453,000	453,000	453,000	453,000
FRB Ser. 05-LXR1, Class H, 5.569s, 2018	--	--	226,000	226,000	227,000	227,000
FRB Ser. 05-LXR1, Class G, 5.319s, 2018	--	--	226,000	226,000	227,000	227,000
Ser. 05-LXR1, Class X1, IO, 0.792s, 2018	7,727,000	76,412	21,900,000	216,569	21,958,000	217,143
Ser. 05-PW10, Class X1, IO, 0.037s, 2040	11,621,000	53,561	--	--	--	--
Bear Stearns Commercial Mortgage Securitization Corp. Ser.
00-WF2, Class F, 8.199s, 2032	--	--	189,000	216,309	124,000	141,917
Chase Commercial Mortgage Securities Corp. Ser. 00-3, Class
A2, 7.319s, 2032	10,000	10,839	118,000	127,906	116,000	125,738
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	--	--	962,000	1,003,632	896,000	934,776
Ser. 98-1, Class G, 6.56s, 2030	--	--	249,000	261,765	231,000	242,842
Ser. 98-1, Class H, 6.34s, 2030	91,000	78,303	371,000	319,234	362,000	311,490
Chase Manhattan Bank-First Union National Ser. 99-1, Class
A1, 7.134s, 2031	117,549	118,780	--	--	--	--
Citigroup Commercial Mortgage Trust 144A Ser. 05-C3, Class
XC, IO, 0.053s, 2043	13,755,086	145,610	25,573,200	270,716	24,601,726	260,432
Commercial Mortgage Acceptance Corp.
Ser. 97-ML1, Class A3, 6.57s, 2030	--	--	397,000	402,836	251,000	254,689
Ser. 97-ML1, Class A2, 6.53s, 2030	164,235	164,851	205,808	206,580	123,485	123,948
Ser. 97-ML1, IO, 0.852s, 2017	2,813,957	44,408	10,624,404	167,666	6,901,058	108,907
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031	--	--	415,000	428,304	404,000	416,952
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-J2A, Class A2F, 4.87s, 2034	118,000	119,428	326,000	329,945	314,000	317,799
Ser. 05-LP5, Class XC, IO, 0.041s, 2043	6,002,418	63,806	13,370,244	142,126	13,007,020	138,265
Ser. 05-C6, Class XC, IO, 0.04s, 2044	8,839,601	60,463	25,913,309	177,247	13,015,105	89,023
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	1,602,000	1,681,459	--	--	--	--
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D, 5.612s,
2035	228,000	222,494	620,000	605,027	597,000	582,582
CS First Boston Mortgage Securities Corp. Ser. 97-C2, Class
F, 7.46s, 2035	52,000	55,190	303,000	321,590	294,000	312,038
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 03-TF2A, Class L, 8.369s, 2014	--	--	254,000	253,395	245,000	244,417
FRB Ser. 04-TF2A, Class J, 5.319s, 2016	153,000	152,999	310,000	309,998	349,000	348,998
FRB Ser. 05-TFLA, Class J, 5.319s, 2020	--	--	134,000	133,971	131,000	130,971
FRB Ser. 05-TF2A, Class J, 5.269s, 2020	133,000	132,999	449,000	448,998	451,000	450,998
FRB Ser. 05-TFLA, Class H, 5.119s, 2020	--	--	67,000	67,000	64,000	64,000
FRB Ser. 04-TF2A, Class H, 5.069s, 2019	100,000	100,000	132,000	131,999	128,000	127,999
Ser. 01-CK1, Class AY, IO, 0.785s, 2035	5,014,000	161,952	13,888,000	448,582	13,364,000	431,657
Ser. 03-C3, Class AX, IO, 0.348s, 2038	3,178,257	135,015	7,011,032	297,834	6,964,351	295,851
Ser. 05-C2, Class AX, IO, 0.065s, 2037	5,839,834	88,655	13,452,367	204,220	16,958,861	257,452
Deutsche Mortgage & Asset Receiving Corp.
Ser. 98-C1, Class C, 6.861s, 2031	50,000	51,429	--	--	--	--
Ser. 98-C1, Class X, IO, 0.899s, 2031	3,476,290	73,600	13,471,633	285,220	10,087,754	213,577
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	39,000	42,557	472,000	515,054	463,000	505,233
Ser. 99-CG2, Class B3, 6.1s, 2032	--	--	378,000	382,530	332,000	335,979
Ser. 99-CG2, Class B4, 6.1s, 2032	--	--	571,000	576,361	551,000	556,173
Ser. 98-CF2, Class B3, 6.04s, 2031	--	--	100,000	101,280	100,000	101,280
DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1, Class A3,
7.76s, 2030	--	--	250,000	256,060	200,000	204,848
Fannie Mae
IFB Ser. 05-37, Class SU, 11.685s, 2035	185,668	209,248	742,672	836,991	742,672	836,991
IFB Ser. 04-10, Class QC, 11.085s, 2031	82,490	89,360	507,633	549,909	470,195	509,354
Ser. 04-T3, Class PT1, 9.834s, 2044	50,025	54,037	332,353	359,008	158,126	170,808
Ser. 02-T1, Class A4, 9 1/2s, 2031	6,008	6,406	--	--	--	--
Ser. 02-T4, Class A4, 9 1/2s, 2041	54,556	58,133	441,924	470,901	56,700	60,417
Ser. 02-T6, Class A3, 9 1/2s, 2041	53,697	57,105	136,833	145,519	134,949	143,515
Ser. 02-T12, Class A4, 9 1/2s, 2042	26,325	28,097	67,305	71,835	66,220	70,676
Ser. 03-W6, Class PT1, 9.499s, 2042	56,751	60,822	226,095	242,313	132,093	141,568
IFB Ser. 05-114, Class PS, 9.041s, 2035	--	--	230,000	231,006	231,000	232,011
IFB Ser. 05-115, Class NQ, 8.813s, 2036	--	--	238,000	238,158	239,000	239,159
IFB Ser. 05-57, Class CD, 8.705s, 2035	195,124	205,115	351,225	369,208	341,469	358,952
IFB Ser. 05-74, Class CP, 8.695s, 2035	192,496	203,795	408,090	432,044	410,014	434,082
IFB Ser. 05-76, Class SA, 8.695s, 2034	199,771	207,941	577,115	600,720	580,011	603,733
IFB Ser. 05-99, Class SA, 8.511s, 2035	99,402	103,563	478,125	498,138	480,113	500,210
IFB Ser. 05-104, Class SD, 8.511s, 2033	--	--	638,868	653,293	641,858	656,350
IFB Ser. 05-106, Class US, 8.511s, 2035	313,884	333,282	1,001,061	1,062,927	1,005,022	1,067,132
IFB Ser. 05-45, Class DA, 8.365s, 2035	226,130	236,781	677,448	709,355	790,513	827,746
IFB Ser. 05-74, Class DM, 8.328s, 2035	272,900	284,143	932,486	970,905	897,771	934,759
IFB Ser. 05-45, Class DC, 8.255s, 2035	188,442	196,488	659,546	687,708	471,104	491,220
IFB Ser. 05-74, Class SK, 8.088s, 2035	222,332	232,203	757,468	791,100	729,556	761,949
Ser. 94-95, Class A, 8s, 2024	53,298	57,684	172,899	187,129	173,791	188,095
Ser. 94-106, Class PA, 8s, 2024	34,558	37,381	112,099	121,257	112,660	121,865
Ser. 95-5, Class A, 8s, 2025	26,625	28,782	86,300	93,291	86,731	93,756
Ser. 95-5, Class TA, 8s, 2025	6,845	7,417	22,226	24,084	22,344	24,212
Ser. 95-6, Class A, 8s, 2025	17,066	18,447	55,433	59,917	55,726	60,235
Ser. 95-7, Class A, 8s, 2025	23,259	25,154	75,423	81,570	75,809	81,988
Ser. 95-12, Class PD, 8s, 2025	21,897	23,626	71,128	76,740	71,447	77,085
Ser. 97-13, Class TA, 8s, 2027	13,751	14,865	44,573	48,183	44,810	48,440
Ser. 97-16, Class PE, 8s, 2027	36,569	39,498	118,485	127,976	119,125	128,667
Ser. 97-21, Class PA, 8s, 2027	55,818	60,267	180,899	195,316	181,854	196,348
Ser. 97-22, Class PA, 8s, 2027	107,524	116,158	348,707	376,708	350,527	378,674
Ser. 97-25, Class PB, 8s, 2027	36,193	39,078	117,506	126,871	118,097	127,510
Ser. 97-37, Class PB, 8s, 2027	95,811	103,534	310,897	335,956	312,520	337,709
Ser. 00-17, Class PA, 8s, 2030	34,027	36,671	110,395	118,972	110,982	119,606
Ser. 00-18, Class PA, 8s, 2030	31,522	33,962	102,123	110,027	102,624	110,567
Ser. 00-19, Class PA, 8s, 2030	32,510	35,024	105,367	113,512	105,916	114,103
Ser. 00-20, Class PA, 8s, 2030	18,434	19,882	59,792	64,486	60,113	64,832
Ser. 00-21, Class PA, 8s, 2030	54,864	59,150	177,976	191,875	178,912	192,885
Ser. 00-22, Class PA, 8s, 2030	41,027	44,198	132,914	143,188	133,566	143,891
Ser. 00-42, Class B2, 8s, 2030	7,272	7,845	23,496	25,346	23,598	25,455
IFB Ser. 05-74, Class CS, 7.978s, 2035	192,496	200,195	464,876	483,471	467,763	486,473
IFB Ser. 04-79, Class SA, 7.786s, 2032	291,723	292,393	1,006,522	1,008,837	971,064	973,298
IFB Ser. 05-114, Class SP, 7.7s, 2036	--	--	279,000	276,690	281,000	278,673
IFB Ser. 05-57, Class DC, 7.544s, 2034	202,973	210,442	637,915	661,391	618,585	641,348
Ser. 99-T2, Class A1, 7 1/2s, 2039	152,775	160,734	41,472	43,633	32,784	34,492
Ser. 00-T6, Class A1, 7 1/2s, 2030	--	--	--	--	1,645	1,719
Ser. 01-T1, Class A1, 7 1/2s, 2040	19,475	20,407	101,625	106,493	64,914	68,024
Ser. 01-T3, Class A1, 7 1/2s, 2040	19,170	20,044	48,566	50,778	50,483	52,782
Ser. 01-T4, Class A1, 7 1/2s, 2028	29,125	30,745	192,225	202,918	157,275	166,023
Ser. 01-T5, Class A3, 7 1/2s, 2030	--	--	312,476	326,720	--	--
Ser. 01-T7, Class A1, 7 1/2s, 2041	407,839	426,225	874,286	913,699	730,591	763,526
Ser. 01-T8, Class A1, 7 1/2s, 2041	350,431	366,516	1,891,875	1,978,712	2,464,134	2,577,237
Ser. 01-T10, Class A2, 7 1/2s, 2041	--	--	--	--	4,151	4,348
Ser. 01-T12, Class A2, 7 1/2s, 2041	78,763	82,536	219,206	229,707	210,331	220,407
Ser. 02-14, Class A2, 7 1/2s, 2042	101,436	106,452	652,551	684,821	773,352	811,595
Ser. 02-26, Class A2, 7 1/2s, 2048	124,951	131,216	718,399	754,415	628,922	660,452
Ser. 02-T1, Class A3, 7 1/2s, 2031	45,661	47,879	945,648	991,594	142,989	149,936
Ser. 02-T4, Class A3, 7 1/2s, 2041	80,172	84,005	597,390	625,947	725,158	759,823
Ser. 02-T6, Class A2, 7 1/2s, 2041	233,283	244,120	2,142,494	2,242,012	2,706,404	2,832,115
Ser. 02-T12, Class A3, 7 1/2s, 2042	29,613	31,073	169,741	178,113	99,412	104,315
Ser. 02-T16, Class A3, 7 1/2s, 2042	407,894	428,753	1,308,557	1,375,472	1,035,068	1,087,997
Ser. 02-T18, Class A4, 7 1/2s, 2042	193,769	203,758	318,748	335,180	667,805	702,231
Ser. 02-T19, Class A3, 7 1/2s, 2042	36,041	37,894	--	--	--	--
Ser. 02-W1, Class 2A, 7 1/2s, 2042	120,628	126,096	912,708	954,078	1,005,363	1,050,933
Ser. 02-W3, Class A5, 7 1/2s, 2028	66,616	69,911	744,286	781,092	1,189,428	1,248,247
Ser. 02-W4, Class A5, 7 1/2s, 2042	279,879	293,880	906,664	952,021	733,484	770,178
Ser. 02-W6, Class 2A, 7 1/2s, 2042	220,726	231,653	569,824	598,033	563,667	591,571
Ser. 02-W7, Class A5, 7 1/2s, 2029	216,988	227,995	148,419	155,949	142,054	149,261
Ser. 03-W1, Class 2A, 7 1/2s, 2042	10,419	10,920	179,341	187,950	180,288	188,943
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	715,760	752,828	195,294	205,408	722,484	759,901
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	142,564	149,891	411,247	432,382	245,310	257,918
Ser. 03-W4, Class 4A, 7 1/2s, 2042	203,707	213,634	86,723	90,949	83,033	87,079
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	46,617	48,915	303,424	318,381	297,632	312,303
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	100,464	105,866	274,832	289,612	263,285	277,443
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	5,201	5,481	23,114	24,362	15,024	15,835
Ser. 04-W2, Class 5A, 7 1/2s, 2044	284,780	300,352	1,239,756	1,307,547	1,247,251	1,315,451
Ser. 04-W8, Class 3A, 7 1/2s, 2044	333,942	352,233	895,350	944,392	814,889	859,524
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	100,781	106,146	--	--	--	--
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	250,133	263,708	1,013,794	1,068,818	975,263	1,028,196
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	100,676	106,120	187,882	198,041	182,210	192,062
Ser. 04-W14, Class 2A, 7 1/2s, 2044	33,171	34,946	85,626	90,211	85,626	90,211
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	281,719	296,919	782,897	825,141	751,768	792,332
Ser. 05-W3, Class 1A, 7 1/2s, 2045	486,187	513,767	1,769,615	1,870,001	254,420	268,853
IFB Ser. 05-45, Class PC, 7.114s, 2034	102,743	105,219	310,114	317,588	311,057	318,553
Ser. 01-W3, Class A, 7s, 2041	118,021	122,105	143,165	148,119	143,934	148,915
Ser. 02-14, Class A1, 7s, 2042	291,465	301,997	593,583	615,033	558,345	578,522
Ser. 02-26, Class A1, 7s, 2048	66,614	69,064	378,239	392,146	379,864	393,831
Ser. 02-T4, Class A2, 7s, 2041	33,793	35,016	153,806	159,376	115,789	119,982
Ser. 02-T16, Class A2, 7s, 2042	67,102	69,684	380,758	395,411	382,297	397,009
Ser. 03-W3, Class 1A2, 7s, 2042	114,549	118,993	185,414	192,607	186,709	193,952
Ser. 03-W8, Class 2A, 7s, 2042	58,558	60,872	--	--	--	--

Ser. 04-T2, Class 1A3, 7s, 2043	74,852	77,928	--	--	--	--
Ser. 04-T3, Class 1A3, 7s, 2044	126,064	131,245	462,410	481,412	--	--
Ser. 04-W1, Class 2A2, 7s, 2033	679,477	707,112	1,763,905	1,835,644	1,696,495	1,765,492
Ser. 04-W12, Class 1A3, 7s, 2044	284,571	296,413	--	--	--	--
Ser. 05-W4, Class 1A3, 7s, 2035	251,000	261,893	1,013,000	1,056,962	868,000	905,669
IFB Ser. 05-95, Class CP, 6.878s, 2035	--	--	97,588	99,677	97,588	99,677
IFB Ser. 05-95, Class OP, 6.83s, 2035	--	--	227,000	221,121	228,000	222,095
IFB Ser. 02-97, Class TW, IO, 6 1/2s, 2031	86,215	14,596	306,350	51,865	294,204	49,809
IFB Ser. 05-73, Class SA, 6.165s, 2035	94,140	92,110	412,333	403,442	397,271	388,705
IFB Ser. 05-83, Class QP, 6.009s, 2034	--	--	151,256	145,841	151,256	145,841
IFB Ser. 05-93, Class AS, 5.928s, 2034	--	--	210,078	198,195	212,060	200,065
Ser. 03-31, Class IM, IO, 5 3/4s, 2032	194,839	25,816	1,201,734	159,230	1,112,232	147,371
Ser. 329, Class 2, IO, 5 1/2s, 2033	994,988	221,425	4,812,093	1,070,883	3,231,381	719,112
Ser. 350, Class 2, IO, 5 1/2s, 2034	640,257	142,603	3,159,621	703,734	3,030,335	674,939
Ser. 364, Class 10, IO, 5 1/2s, 2035	567,294	126,948	3,135,464	701,648	3,138,435	702,313
Ser. 03-8, Class IP, IO, 5 1/2s, 2028	--	--	554,408	35,785	511,937	33,043
Ser. 03-45, Class PI, IO, 5 1/2s, 2029	195,184	19,884	664,786	67,725	640,165	65,217
Ser. 04-23, IO, 5 1/2s, 2034	349,625	76,218	--	--	--	--
Ser. 03-24, Class UI, IO, 5s, 2031	214,106	32,740	601,112	91,918	599,661	91,696
IFB Ser. 02-89, Class S, IO, 3.821s, 2033	267,776	24,850	932,304	86,518	893,873	82,951
IFB Ser. 02-36, Class QH, IO, 3.671s, 2029	10,318	210	38,645	787	28,813	586
IFB Ser. 97-44, Class SN, IO, 3.55s, 2023	97,796	9,398	336,121	32,301	323,153	31,055
IFB Ser. 03-66, Class SA, IO, 3.271s, 2033	305,725	23,021	994,018	74,850	997,646	75,123
IFB Ser. 03-48, Class S, IO, 3.171s, 2033	145,852	11,070	464,401	35,248	464,997	35,293
IFB Ser. 02-92, Class SB, IO, 2.971s, 2030	96,590	6,587	336,601	22,956	322,698	22,008
IFB Ser. 05-113, Class DI, IO, 2.87s, 2036	2,115,000	140,013	7,214,000	477,567	6,609,000	437,516
IFB Ser. 05-52, Class DC, IO, 2.821s, 2035	200,331	15,870	699,146	55,385	670,182	53,091
IFB Ser. 04-24, Class CS, IO, 2.771s, 2034	353,935	30,693	1,221,621	105,937	1,179,785	102,309
IFB Ser. 04-89, Class EI, IO, 2.771s, 2034	942,138	76,313	--	--	--	--
IFB Ser. 03-122, Class SA, IO, 2.721s, 2028	467,190	27,237	1,660,119	96,785	1,597,495	93,134
IFB Ser. 03-122, Class SJ, IO, 2.721s, 2028	499,294	29,558	1,774,151	105,030	1,703,809	100,865
IFB Ser. 04-51, Class S0, IO, 2.671s, 2034	91,592	5,212	252,796	14,384	253,712	14,436
IFB Ser. 04-60, Class SW, IO, 2.671s, 2034	650,509	51,650	2,264,611	179,810	2,171,129	172,388
IFB Ser. 04-64, Class SW, IO, 2.671s, 2034	805,095	48,547	2,802,904	169,015	2,687,081	162,031
IFB Ser. 04-65, Class ST, IO, 2.671s, 2034	405,431	24,448	1,410,980	85,082	1,352,574	81,560
IFB Ser. 04-99, Class SA, IO, 2.621s, 2035	75,920	3,843	--	--	--	--
IFB Ser. 05-65, Class KI, IO, 2.621s, 2035	1,314,476	81,629	1,940,222	120,488	2,423,642	150,508
IFB Ser. 05-42, Class PQ, IO, 2.421s, 2035	93,203	6,548	447,374	31,432	428,734	30,122
IFB Ser. 05-42, Class SA, IO, 2.421s, 2035	554,903	34,317	1,931,029	119,422	1,851,757	114,519
IFB Ser. 05-17, Class ES, IO, 2.371s, 2035	250,892	19,729	891,497	70,105	856,150	67,325
IFB Ser. 05-17, Class SY, IO, 2.371s, 2035	189,594	14,644	416,927	32,202	400,397	30,925
IFB Ser. 05-29, Class SD, IO, 2.371s, 2035	177,622	10,873	1,142,730	69,949	1,097,231	67,164
IFB Ser. 05-62, Class FS, IO, 2.371s, 2034	340,212	21,618	1,169,905	74,339	1,124,349	71,445
IFB Ser. 05-72, Class WS, IO, 2.371s, 2035	97,413	6,877	--	--	--	--
IFB Ser. 05-73, Class SI, IO, 2.371s, 2035	94,140	5,884	477,290	29,831	459,403	28,713
IFB Ser. 05-82, Class SW, IO, 2.351s, 2035	564,648	29,468	1,923,251	100,370	1,851,700	96,636
IFB Ser. 05-82, Class SY, IO, 2.351s, 2035	718,094	37,476	2,447,382	127,723	2,356,004	122,954
IFB Ser. 05-45, Class EW, IO, 2.341s, 2035	934,136	51,004	1,384,213	75,578	1,731,588	94,545
IFB Ser. 05-45, Class SR, IO, 2.341s, 2035	929,783	50,208	3,236,841	174,789	3,103,227	167,574
IFB Ser. 05-47, Class SW, IO, 2.341s, 2035	748,753	38,725	--	--	--	--
IFB Ser. 04-92, Class S, IO, 2.321s, 2034	271,910	16,777	1,511,750	93,275	1,516,025	93,539
IFB Ser. 05-17, Class SA, IO, 2.321s, 2035	1,145,473	81,099	1,288,658	91,237	1,237,565	87,619
IFB Ser. 05-17, Class SE, IO, 2.321s, 2035	389,929	26,971	1,385,543	95,835	1,330,608	92,036
IFB Ser. 05-23, Class SG, IO, 2.321s, 2035	395,644	28,251	1,406,642	100,443	1,351,084	96,476
IFB Ser. 05-29, Class SX, IO, 2.321s, 2035	481,577	31,416	1,711,194	111,630	1,643,349	107,204
IFB Ser. 05-29, Class SY, IO, 2.321s, 2035	1,191,454	84,712	--	--	--	--
IFB Ser. 05-54, Class SA, IO, 2.321s, 2035	666,272	34,180	2,302,580	118,122	2,222,967	114,038
IFB Ser. 05-57, Class CI, IO, 2.321s, 2035	371,371	24,028	1,304,330	84,390	1,249,983	80,874
IFB Ser. 05-57, Class DI, IO, 2.321s, 2035	870,601	55,980	3,032,752	195,006	2,908,381	187,009
IFB Ser. 05-69, Class AS, IO, 2.321s, 2035	183,351	10,428	512,839	29,168	513,747	29,219
IFB Ser. 05-84, Class SG, IO, 2.321s, 2035	586,965	41,401	1,876,769	132,377	1,882,468	132,779
IFB Ser. 05-87, Class SG, IO, 2.321s, 2035	738,228	40,257	2,384,764	130,044	2,395,796	130,646
IFB Ser. 05-89, Class S, IO, 2.321s, 2035	1,050,327	54,486	3,407,466	176,762	3,426,432	177,746
IFB Ser. 05-95, Class CI, IO, 2.321s, 2035	319,732	21,454	1,033,802	69,368	1,038,647	69,693
IFB Ser. 05-104, Class NI, IO, 2.321s, 2035	--	--	870,557	69,791	870,557	69,791
IFB Ser. 05-105, Class S, IO, 2.321s, 2035	230,468	12,856	734,370	40,964	735,346	41,019
IFB Ser. 05-83, Class QI, IO, 2.311s, 2035	--	--	252,926	18,464	254,902	18,608
IFB Ser. 05-73, Class SD, IO, 2.301s, 2035	347,679	22,925	1,183,429	78,032	1,139,144	75,112
IFB Ser. 05-92, Class SC, IO, 2.301s, 2035	762,268	49,166	2,462,418	158,826	2,473,809	159,561
IFB Ser. 05-83, Class SL, IO, 2.291s, 2035	1,502,865	84,010	4,886,375	273,148	4,904,714	274,174
Ser. 03-W12, Class 2, IO, 2.228s, 2043	1,730,573	86,316	3,448,260	171,988	2,836,344	141,468
IFB Ser. 05-95, Class OI, IO, 2.211s, 2035	--	--	140,743	10,457	141,734	10,531
IFB Ser. 04-38, Class SI, IO, 2.191s, 2033	642,823	32,141	2,238,393	111,920	2,146,025	107,301
IFB Ser. 03-112, Class SA, IO, 2.121s, 2028	310,366	11,804	987,251	37,548	988,271	37,586
IFB Ser. 03-124, Class ST, IO, 2.121s, 2034	214,715	9,941	--	--	--	--
IFB Ser. 04-72, Class SB, IO, 2.121s, 2034	302,147	13,506	1,052,392	47,042	1,009,375	45,119
Ser. 03-W10, Class 1, IO, 1.967s, 2043	1,523,061	69,621	7,280,468	332,798	10,595,259	484,321
Ser. 03-W10, Class 3, IO, 1.936s, 2043	534,621	25,899	2,195,040	106,335	1,712,556	82,962
IFB Ser. 05-67, Class BS, IO, 1.771s, 2035	386,807	18,132	1,258,850	59,009	1,263,167	59,211
IFB Ser. 05-73, Class ST, IO, 1.751s, 2035	90,442	3,688	--	--	--	--
IFB Ser. 05-74, Class SE, IO, 1.721s, 2035	2,898,809	105,807	3,935,766	143,655	3,597,799	131,320
IFB Ser. 05-82, Class SI, IO, 1.721s, 2035	1,218,246	44,542	4,150,090	151,738	3,996,059	146,106
IFB Ser. 05-74, Class NI, IO, 1.701s, 2035	529,541	24,888	--	--	--	--
IFB Ser. 05-87, Class SE, IO, 1.671s, 2035	2,884,885	109,535	9,380,930	356,182	9,415,865	357,509
Ser. 03-W8, Class 12, IO, 1.64s, 2042	2,291,625	87,985	8,131,523	312,204	6,260,992	240,387
IFB Ser. 04-54, Class SW, IO, 1.621s, 2033	185,893	6,025	592,462	19,202	593,033	19,221
IFB Ser. 05-58, Class IK, IO, 1.621s, 2035	273,712	12,403	947,177	42,919	914,256	41,427
Ser. 03-W6, Class 11, IO, 1.286s, 2035	352,707	212	279,790	168	673,053	404
Ser. 03-W17, Class 12, IO, 1.155s, 2033	--	--	2,611,065	77,918	2,506,762	74,806
Ser. 03-T2, Class 2, IO, 0.88s, 2042	1,138,214	21,130	10,955,303	203,381	7,789,648	144,612
Ser. 03-W6, Class 51, IO, 0.683s, 2042	745,550	8,201	3,334,902	36,684	2,641,186	29,053
Ser. 01-T12, Class IO, 0.57s, 2041	4,291,294	51,375	2,152,451	25,769	1,432,321	17,148
IFB Ser. 04-90, Class KS, IO, 0 1/2s, 2034	1,637,600	28,739	--	--	--	--
Ser. 03-W2, Class 1, IO, 0.469s, 2042	569,821	5,507	20,007,044	193,348	16,018,298	154,801
Ser. 01-50, Class B1, IO, 0.461s, 2041	5,037,792	38,474	3,562,194	27,205	2,384,891	18,214
Ser. 02-T4, IO, 0.455s, 2041	11,352,560	103,338	11,932,324	108,615	7,545,328	68,682
Ser. 02-T1, Class IO, IO, 0.425s, 2031	1,762,753	16,182	2,188,885	20,094	1,389,887	12,759
Ser. 02-W8, Class 1, IO, 0.374s, 2042	2,115,399	16,301	--	--	--	--
Ser. 03-W6, Class 3, IO, 0.365s, 2042	1,039,445	4,885	4,648,941	21,850	3,682,130	17,306
Ser. 03-W6, Class 23, IO, 0.35s, 2042	1,109,552	4,993	4,961,575	22,327	3,929,487	17,683
Ser. 01-79, Class BI, IO, 0.336s, 2045	1,860,966	13,177	12,683,202	89,805	9,018,530	63,857
IFB Ser. 04-89, Class EX, IO, 0.05s, 2034	783,664	1,332	--	--	--	--
Ser. 03-W8, Class 11, IO, 0.03s, 2042	831,516	116	2,939,547	411	2,266,706	317
Ser. 03-W6, Class 21, IO, 0.004s, 2042	370,468	1	293,997	1	706,877	1
Ser. 342, Class 1, Principal Only (PO), zero %, 2033	166,432	131,586	433,987	343,121	429,430	339,518
Ser. 353, Class 1, PO, zero %, 2034	458,858	337,467	4,517,063	3,322,070	4,342,438	3,193,642
Ser. 361, Class 1, PO, zero %, 2035	690,573	547,817	1,723,451	1,367,181	1,687,414	1,338,593
Ser. 03-34, Class P1, PO, zero %, 2043	57,988	40,245	--	--	--	--
FRB Ser. 05-36, Class QA, zero %, 2035	--	--	150,656	152,856	145,416	147,539
Ser. 05-38, PO, zero %, 2031	--	--	100,000	75,250	100,000	75,250
FRB Ser. 05-57, Class UL, zero %, 2035	228,223	233,929	788,184	807,889	761,287	780,319
FRB Ser. 05-65, Class CU, zero %, 2034	--	--	218,507	279,536	210,198	268,907
FRB Ser. 05-65, Class ER, zero %, 2035	222,589	229,823	755,745	780,306	727,591	751,238
Ser. 05-65, Class KO, PO, zero %, 2035	--	--	--	--	81,797	67,801
FRB Ser. 05-79, Class FE, zero %, 2035	106,146	112,455	--	--	--	--
FRB Ser. 05-81, Class DF, zero %, 2033	--	--	117,394	122,437	113,725	118,611
Ser. 05-113, Class DO, PO, zero %, 2036	325,000	264,128	1,109,000	901,284	1,016,000	825,703
Federal Home Loan Mortgage Corp. Structured Pass-Through
Securities
Ser. T-42, Class A6, 9 1/2s, 2042	28,082	29,962	71,530	76,317	70,470	75,187
Ser. T-41, Class 3A, 7 1/2s, 2032	128,621	134,686	862,827	903,509	861,467	902,085
Ser. T-42, Class A5, 7 1/2s, 2042	176,384	185,042	413,845	434,159	693,953	728,017
Ser. T-51, Class 2A, 7 1/2s, 2042	193,353	202,469	426,171	446,265	495,007	518,346
Ser. T-57, Class 1A3, 7 1/2s, 2043	281,110	296,244	922,077	971,718	921,161	970,753
Ser. T-58, Class 4A, 7 1/2s, 2043	842,138	884,069	273,705	287,334	150,638	158,139
Ser. T-59, Class 1A3, 7 1/2s, 2043	299,626	316,293	409,471	432,249	656,495	693,014
Ser. T-60, Class 1A3, 7 1/2s, 2044	422,161	444,773	1,358,759	1,431,537	1,341,115	1,412,948
Ser. T-41, Class 2A, 7s, 2032	24,780	25,641	70,375	72,821	70,870	73,333
Ser. T-60, Class 1A2, 7s, 2044	215,483	224,136	1,317,888	1,370,809	1,325,663	1,378,896
Ser. T-56, Class A, IO, 0.667s, 2043	1,026,005	11,795	3,603,985	41,433	2,874,488	33,046
Ser. T-56, Class 1, IO, 0.281s, 2043	1,184,217	9,941	3,933,495	33,021	3,213,064	26,973
Ser. T-56, Class 3, IO, 0.142s, 2043	976,348	12,475	3,242,495	41,429	2,648,962	33,845
Ser. T-56, Class 2, IO, 0.041s, 2043	1,113,738	4,173	3,698,372	13,858	3,021,287	11,321
FFCA Secured Lending Corp.
Ser. 99-1A, Class C1, 7.59s, 2025	100,000	70,000	--	--	--	--
Ser. 00-1, Class X, IO, 1.478s, 2020	746,774	45,883	2,887,192	177,393	1,845,205	113,372
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2, 7.77s,
2027	268,803	295,096	914,752	1,004,228	483,433	530,720
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.697s, 2033	--	--	7,021,006	490,527	6,253,492	436,904
First Union-Lehman Brothers Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	--	--	580,000	658,459	538,000	610,778
Ser. 97-C1, Class A3, 7.38s, 2029	396,459	402,846	--	--	--	--
First Union-Lehman Brothers-Bank of America 144A Ser. 98-
C2, Class G, 7s, 2035	--	--	717,000	787,913	703,000	772,528
Freddie Mac
IFB Ser. 2771, Class SV, 11.237s, 2034	107,189	118,701	--	--	--	--
IFB Ser. 2763, Class SC, 11.122s, 2032	286,659	311,591	1,019,151	1,107,791	1,016,940	1,105,388
IFB Ser. 2963, Class SV, 11.122s, 2034	--	--	200,000	226,938	200,000	226,938
IFB Ser. 3081, Class DC, 9.506s, 2035	200,000	208,100	382,000	397,471	382,000	397,471
IFB Ser. 2990, Class SL, 8.472s, 2034	97,997	101,751	585,044	607,451	564,465	586,084

IFB Ser. 2976, Class LC, 8.399s, 2035	--	--	274,408	283,546	263,628	272,407
IFB Ser. 2976, Class KL, 8.362s, 2035	202,860	209,736	647,778	669,738	621,318	642,381
IFB Ser. 2979, Class AS, 8.252s, 2034	--	--	170,096	172,966	171,063	173,949
IFB Ser. 2990, Class DP, 8.252s, 2034	97,597	99,500	577,773	589,039	557,277	568,144
IFB Ser. 3051, Class PS, 8.142s, 2035	--	--	210,944	213,614	210,944	213,614
IFB Ser. 3072, Class SA, 8.106s, 2035	--	--	150,086	149,851	150,086	149,851
IFB Ser. 2996, Class SA, 7.784s, 2035	--	--	339,311	331,677	339,311	331,677
IFB Ser. 3072, Class SM, 7.776s, 2035	--	--	238,461	235,182	238,461	235,182
IFB Ser. 3072, Class SB, 7.629s, 2035	--	--	224,492	220,143	224,492	220,143
Ser. 1890, Class H, 7 1/2s, 2026	28,967	30,769	94,031	99,879	94,638	100,523
Ser. 1895, Class C, 7 1/2s, 2026	14,491	15,392	47,142	50,074	47,453	50,404
Ser. 1904, Class D, 7 1/2s, 2026	34,892	37,062	112,870	119,889	113,717	120,789
Ser. 1905, Class H, 7 1/2s, 2026	30,844	32,762	99,897	106,110	100,588	106,843
Ser. 1915, Class C, 7 1/2s, 2026	27,160	28,849	88,107	93,587	88,757	94,277
Ser. 1923, Class D, 7 1/2s, 2026	32,235	34,240	104,619	111,125	105,368	111,921
Ser. 1924, Class H, 7 1/2s, 2027	30,006	31,871	97,644	103,716	98,322	104,436
Ser. 1928, Class D, 7 1/2s, 2027	11,882	12,621	38,502	40,896	38,730	41,139
Ser. 1932, Class E, 7 1/2s, 2027	27,559	29,273	89,731	95,311	90,223	95,834
Ser. 1938, Class E, 7 1/2s, 2027	11,115	11,807	36,260	38,515	36,584	38,859
Ser. 1941, Class E, 7 1/2s, 2027	9,091	9,657	29,710	31,558	29,873	31,730
Ser. 1943, Class M, 7 1/2s, 2027	19,830	21,063	64,215	68,209	64,722	68,747
Ser. 1969, Class PF, 7 1/2s, 2027	31,990	33,979	103,352	109,779	103,844	110,302
Ser. 1975, Class E, 7 1/2s, 2027	8,411	8,934	27,337	29,037	27,537	29,250
Ser. 1989, Class C, 7 1/2s, 2027	13,354	14,184	43,277	45,968	43,648	46,362
Ser. 1990, Class D, 7 1/2s, 2027	36,542	38,815	118,592	125,967	119,386	126,810
Ser. 2187, Class PH, 7 1/2s, 2029	88,932	94,463	288,337	306,268	290,421	308,482
Ser. 2217, Class PD, 7 1/2s, 2030	39,697	42,166	129,433	137,482	130,433	138,545
Ser. 2224, Class PD, 7 1/2s, 2030	38,312	40,694	123,529	131,211	124,245	131,972
Ser. 2229, Class PD, 7 1/2s, 2030	38,315	40,697	124,280	132,009	125,058	132,835
Ser. 1530, Class I, 7s, 2023	39,786	41,788	127,921	134,357	128,928	135,415
Ser. 1725, Class D, 7s, 2024	16,835	17,681	54,351	57,086	54,832	57,591
Ser. 1750, Class C, 7s, 2023	37,487	39,373	121,832	127,962	123,082	129,275
Ser. 1973, Class PJ, 7s, 2027	85,960	90,284	278,155	292,149	280,154	294,249
Ser. 1978, Class PG, 7s, 2027	71,914	75,533	232,923	244,642	234,521	246,321
Ser. 1987, Class AP, 7s, 2027	24,835	26,085	80,350	84,393	80,837	84,905
Ser. 1987, Class PT, 7s, 2027	41,662	43,758	134,880	141,666	135,922	142,760
Ser. 1998, Class PL, 7s, 2027	50,923	53,485	165,362	173,682	166,457	174,832
Ser. 1999, Class PG, 7s, 2027	81,653	85,761	264,118	277,406	266,399	279,802
Ser. 2004, Class BA, 7s, 2027	49,716	52,217	161,180	169,290	162,447	170,620
Ser. 2005, Class C, 7s, 2027	37,631	39,525	122,266	128,417	123,275	129,477
Ser. 2005, Class CE, 7s, 2027	42,245	44,371	136,540	143,409	137,693	144,621
Ser. 2006, Class H, 7s, 2027	120,556	126,621	390,042	409,666	393,087	412,864
Ser. 2006, Class T, 7s, 2027	76,969	80,841	249,404	261,952	251,321	263,965
Ser. 2008, Class G, 7s, 2023	6,294	6,610	20,174	21,189	20,350	21,374
Ser. 2020, Class E, 7s, 2028	115,411	121,217	374,053	392,873	377,145	396,120
Ser. 2031, Class PG, 7s, 2028	22,615	23,752	73,932	77,651	74,367	78,108
Ser. 2054, Class H, 7s, 2028	213,445	224,184	690,903	725,664	696,206	731,234
Ser. 2198, Class PH, 7s, 2029	84,870	89,140	274,236	288,033	276,357	290,262
Ser. 2208, Class PG, 7s, 2030	99,412	104,413	321,501	337,677	324,040	340,343
Ser. 2211, Class PG, 7s, 2030	54,998	57,765	178,829	187,827	180,213	189,280
Ser. 2256, Class UA, 7s, 2030	10,905	11,454	35,496	37,282	35,710	37,507
IFB Ser. 3065, Class DC, 6.752s, 2035	204,660	197,968	583,033	563,968	585,030	565,900
IFB Ser. 3012, Class ST, 6.23s, 2035	97,998	95,685	--	--	--	--
IFB Ser. 3050, Class SA, 5.952s, 2034	--	--	413,608	388,543	416,590	391,345
IFB Ser. 3031, Class BS, 5.802s, 2035	243,961	233,861	--	--	--	--
IFB Ser. 2990, Class LB, 5.778s, 2034	201,874	191,518	685,001	649,861	655,602	621,970
IFB Ser. 2990, Class WP, 5.495s, 2035	97,188	94,681	458,728	446,893	443,178	431,744
Ser. 2581, Class IH, IO, 5 1/2s, 2031	--	--	447,101	120,673	425,918	114,955
Ser. 2590, Class YD, IO, 5 1/2s, 2032	100,000	30,820	--	--	--	--
Ser. 2595, Class WU, IO, 5 1/2s, 2026	547,200	76,266	--	--	--	--
Ser. 2600, Class CI, IO, 5 1/2s, 2029	--	--	138,306	31,508	132,823	30,259
Ser. 2664, Class UD, IO, 5 1/2s, 2028	--	--	220,410	42,826	211,671	41,128
Ser. 2980, Class ZC, 5 1/2s, 2035	47,629	47,569	--	--	--	--
IFB Ser. 2927, Class SI, IO, 4.131s, 2035	303,455	37,295	1,079,354	132,653	1,036,652	127,405
IFB Ser. 2538, Class SH, IO, 3.181s, 2032	50,269	3,544	174,998	12,337	167,772	11,828
IFB Ser. 2828, Class GI, IO, 3.131s, 2034	326,795	34,682	1,071,344	113,699	1,070,126	113,570
IFB Ser. 2802, Class SM, IO, 2.981s, 2032	112,002	7,751	386,331	26,734	370,543	25,642
IFB Ser. 2869, Class SH, IO, 2.931s, 2034	181,555	12,491	626,015	43,070	601,195	41,362
IFB Ser. 2869, Class JS, IO, 2.881s, 2034	829,083	59,114	2,718,018	193,795	2,714,928	193,574
IFB Ser. 2882, Class SL, IO, 2.831s, 2034	95,063	7,733	566,454	46,077	565,810	46,024
IFB Ser. 2594, Class SE, IO, 2.681s, 2030	392,830	23,140	--	--	--	--
IFB Ser. 2682, Class TQ, IO, 2.681s, 2033	152,560	9,062	531,727	31,585	509,705	30,276
IFB Ser. 2815, Class PT, IO, 2.681s, 2032	320,538	24,169	1,138,970	85,878	1,093,813	82,473
IFB Ser. 2828, Class TI, IO, 2.681s, 2030	192,150	13,991	585,144	42,606	586,883	42,732
IFB Ser. 3033, Class SF, IO, 2.431s, 2035	262,002	14,246	849,551	46,194	852,483	46,354
IFB Ser. 2922, Class SE, IO, 2.381s, 2035	509,499	26,749	1,773,513	93,109	1,700,343	89,268
IFB Ser. 3028, Class ES, IO, 2.381s, 2035	862,003	70,684	2,752,655	225,718	2,763,567	226,612
IFB Ser. 3045, Class DI, IO, 2.361s, 2035	573,482	29,076	4,218,022	213,854	6,296,593	319,237
IFB Ser. 2981, Class AS, IO, 2.351s, 2035	475,027	23,751	1,617,991	80,900	1,557,755	77,888
IFB Ser. 2981, Class BS, IO, 2.351s, 2035	254,193	12,938	865,868	44,073	833,636	42,432
IFB Ser. 2981, Class CS, IO, 2.351s, 2035	324,910	16,440	--	--	--	--
IFB Ser. 2924, Class SA, IO, 2.331s, 2035	728,920	36,227	2,538,226	126,150	2,433,606	120,950
IFB Ser. 2927, Class ES, IO, 2.331s, 2035	246,524	14,520	873,956	51,476	839,665	49,456
IFB Ser. 2950, Class SM, IO, 2.331s, 2016	336,802	22,050	1,196,764	78,351	1,149,314	75,244
IFB Ser. 3034, Class SE, IO, 2.331s, 2035	243,535	14,344	--	--	--	--
IFB Ser. 3054, Class CS, IO, 2.331s, 2035	222,001	13,120	665,012	39,302	669,967	39,595
IFB Ser. 3066, Class SI, IO, 2.331s, 2035	731,550	59,256	1,863,758	150,964	1,870,735	151,530
IFB Ser. 3031, Class BI, IO, 2.321s, 2035	192,866	13,848	541,952	38,912	543,881	39,051
IFB Ser. 2962, Class BS, IO, 2.281s, 2035	1,018,324	58,859	3,568,252	206,245	3,399,193	196,473
IFB Ser. 2986, Class WS, IO, 2.281s, 2035	214,843	7,790	731,725	26,531	704,758	25,553
IFB Ser. 3067, Class SI, IO, 2.281s, 2035	954,952	77,638	2,144,402	174,340	2,155,378	175,232
IFB Ser. 2990, Class LI, IO, 2.261s, 2034	294,145	19,355	1,039,945	68,428	995,349	65,494
IFB Ser. 3065, Class DI, IO, 2.251s, 2035	99,868	7,450	422,441	31,514	424,438	31,663
IFB Ser. 3012, Class UI, IO, 2.051s, 2035	136,537	7,428	--	--	--	--
IFB Ser. 2988, Class AS, IO, 1.831s, 2035	--	--	361,972	14,515	348,898	13,991
IFB Ser. 3016, Class SP, IO, 1.741s, 2035	201,094	8,506	569,930	24,108	570,911	24,150
IFB Ser. 2937, Class SY, IO, 1.731s, 2035	177,994	6,399	579,674	20,839	582,402	20,937
IFB Ser. 3012, Class WI, IO, 1.731s, 2035	197,619	10,750	--	--	--	--
IFB Ser. 3012, Class IG, IO, 1.711s, 2035	500,054	22,802	--	--	--	--
IFB Ser. 2815, Class S, IO, 1.631s, 2032	446,385	15,490	1,401,663	48,638	1,410,487	48,944
IFB Ser. 2957, Class SW, IO, 1.631s, 2035	969,461	36,961	3,303,167	125,933	3,179,972	121,236
IFB Ser. 2835, Class BI, IO, 0.03s, 2030	325,449	293	--	--	--	--
Ser. 227, PO, zero %, 2034	2,162,162	1,582,373	6,318,725	4,624,343	6,221,643	4,553,294
Ser. 228, PO, zero %, 2035	1,813,401	1,429,049	6,096,328	4,804,206	5,810,861	4,579,244
Ser. 231, PO, zero %, 2035	5,749,956	4,340,645	15,984,855	12,066,977	14,838,681	11,201,729
Ser. 1208, Class F, PO, zero %, 2022	12,769	10,139	--	--	--	--
FRB Ser. 2958, Class FB, zero %, 2035	473,972	469,991	--	--	--	--
FRB Ser. 2958, Class FL, zero %, 2035	68,992	65,694	351,858	335,039	338,749	322,557
FRB Ser. 2986, Class XT, zero %, 2035	--	--	91,390	96,788	91,390	96,788
FRB Ser. 2992, Class WM, zero %, 2035	--	--	276,159	316,116	266,669	305,253
FRB Ser. 3003, Class XF, zero %, 2035	190,438	196,238	677,957	698,607	654,152	674,077
FRB Ser. 3022, Class TC, zero %, 2035	--	--	129,244	143,300	130,028	144,168
FRB Ser. 3024, Class CF, zero %, 2034	278,500	277,558	--	--	--	--
Ser. 3045, Class DO, PO, zero %, 2035	--	--	322,526	254,666	481,465	380,165
FRB Ser. 3046, Class UF, zero %, 2033	97,419	96,374	--	--	--	--
FRB Ser. 3046, Class WF, zero %, 2035	--	--	185,756	181,678	186,694	182,596
FRB Ser. 3054, Class XF, zero %, 2034	--	--	89,008	89,720	89,008	89,720
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.05s, 2043	12,184,749	104,282	21,596,974	184,836	20,767,510	177,737
Ser. 05-C3, Class XC, IO, 0.039s, 2045	25,324,000	135,483	49,194,000	263,188	49,574,000	265,221
General Growth Properties-Mall Properties Trust 144A FRB
Ser. 01-C1A, Class D3, 6.619s, 2014	53,664	53,715	154,449	154,594	124,345	124,461
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.787s, 2036	56,000	59,239	75,000	79,338	112,000	118,478
Ser. 04-C2, Class A4, 5.301s, 2038	85,000	85,536	315,000	316,985	311,000	312,959
Ser. 03-C2, Class A2, 5.28s, 2040	198,000	201,821	1,181,000	1,203,793	1,179,000	1,201,755
Ser. 97-C1, Class X, IO, 1.535s, 2029	1,845,200	65,874	--	--	--	--
Ser. 05-C1, Class X1, IO, 0.096s, 2043	4,751,000	87,038	19,984,000	366,107	21,705,000	397,636
GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-
C3, Class G, 6.974s, 2036	--	--	350,039	340,571	306,364	298,077
Government National Mortgage Association
IFB Ser. 05-7, Class JM, 7.106s, 2034	218,817	221,727	754,219	764,250	728,147	737,831
IFB Ser. 05-66, Class SP, 6.267s, 2035	--	--	349,471	330,460	351,451	332,332
IFB Ser. 05-84, Class SL, 6.267s, 2035	227,510	214,713	--	--	--	--
IFB Ser. 05-84, Class SB, 6.075s, 2035	99,639	94,174	--	--	--	--
IFB Ser. 05-68, Class SP, 5.99s, 2035	500,000	462,050	--	--	--	--
IFB Ser. 05-68, Class DP, 5.904s, 2035	140,435	136,321	--	--	--	--
Ser. 05-13, Class PI, IO, 5 1/2s, 2033	238,032	38,645	845,802	137,316	812,267	131,872
IFB Ser. 05-84, Class AS, IO, 2.43s, 2035	453,754	25,665	--	--	--	--
IFB Ser. 04-86, Class SW, IO, 2.38s, 2034	182,259	10,400	1,475,429	84,193	1,371,281	78,250
IFB Ser. 05-65, Class SI, IO, 1.98s, 2035	230,435	10,692	1,484,078	68,861	1,491,664	69,213
IFB Ser. 05-68, Class SI, IO, 1.93s, 2035	1,431,733	75,166	4,655,358	244,406	4,672,179	245,289
IFB Ser. 05-28, Class SA, IO, 1.83s, 2035	992,669	37,212	3,527,265	132,226	3,387,415	126,984
IFB Ser. 05-51, Class SJ, IO, 1.83s, 2035	431,502	21,834	1,402,138	70,948	1,406,987	71,194
IFB Ser. 05-68, Class S, IO, 1.83s, 2035	855,074	40,702	2,780,703	132,361	2,790,497	132,828
IFB Ser. 05-60, Class SJ, IO, 1.41s, 2034	690,296	25,679	--	--	--	--
Ser. 98-2, Class EA, PO, zero %, 2028	26,709	21,405	5,096	4,084	--	--
Ser. 99-31, Class MP, PO, zero %, 2029	24,473	20,584	115,621	97,246	57,811	48,623
Greenwich Capital Commercial Funding Corp. Ser. 05-GG5,
Class XC, IO, 0.038s, 2037	12,938,000	56,927	41,211,000	181,328	41,324,000	181,826
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 7.619s, 2015	87,000	87,109	124,000	124,155	114,000	114,143

Ser. 98-C1, Class F, 6s, 2030	--	--	280,000	281,932	282,000	283,946
Ser. 05-GG4, Class XC, IO, 0.106s, 2039	8,580,361	168,175	23,296,398	456,609	22,433,568	439,698
Ser. 04-C1, Class X1, IO, 0.088s, 2028	5,823,562	50,274	7,934,008	68,493	7,934,008	68,493
HVB Mortgage Capital Corp. Ser. 03-FL1A, Class K, 7.21s,
2022	118,000	117,123	--	--	--	--
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 04-FL1A, Class X1A, IO, 0.998s, 2019	3,220,396	10,944	--	--	--	--
Ser. 05-CB12, Class X1, IO, 0.053s, 2037	4,314,848	47,025	12,350,667	134,603	11,872,570	129,392
Ser. 05-LDP2, Class X1, IO, 0.046s, 2042	17,197,168	270,721	42,084,733	662,506	35,154,397	553,407
Ser. 05-LDP4, Class X1, IO, 0.042s, 2042	11,542,785	107,763	24,285,091	226,724	29,261,962	273,188
Ser. 02-CIB5, Class X1, IO, 0.387s, 2037	2,066,524	91,379	6,130,591	271,087	7,149,003	316,120
Ser. 05-LDP3, Class X1, IO, 0.036s, 2042	16,487,939	124,948	17,519,059	132,762	29,424,353	222,982
Ser. 05-LDP1, Class X1, IO, 0.035s, 2046	3,261,532	30,704	8,031,909	75,613	7,685,552	72,352
Ser. 05-LDP5, Class X1, IO, 0.033s, 2044	23,014,000	109,676	69,592,000	331,650	76,611,000	365,100
JPMorgan Commercial Mortgage Finance Corp. Ser. 97-C5,
Class F, 7.561s, 2029	64,000	70,694	204,000	225,338	204,000	225,338
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	--	--	149,428	153,253	136,004	139,486
Ser. 99-C1, Class G, 6.41s, 2031	--	--	159,961	151,707	145,590	138,077
Ser. 98-C4, Class G, 5.6s, 2035	--	--	132,000	128,118	127,000	123,265
Ser. 98-C4, Class H, 5.6s, 2035	--	--	223,000	209,627	215,000	202,106
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C3, Class XCL, IO, 0.149s, 2040	3,306,958	71,904	14,817,043	322,171	12,215,517	265,605
Ser. 05-C2, Class XCL, IO, 0.1s, 2040	14,944,292	164,974	32,498,900	358,764	35,055,397	386,986
Ser. 05-C5, Class XCL, IO, 0.084s, 2020	5,041,426	73,923	14,047,684	205,982	15,138,263	221,973
Ser. 05-C7, Class XCL, IO, 0.074s, 2040	12,626,000	121,210	32,790,000	314,784	32,878,000	315,629
Lehman Brothers Floating Rate Commercial Mortgage Trust
144A FRB
Ser. 03-LLFA, Class L, 8.118s, 2014	--	--	356,000	355,810	345,000	344,816
Ser. 04-LLFA, Class H, 5.319s, 2017	175,000	175,665	184,000	184,699	214,000	214,813
Ser. 05-LLFA, 5.169s, 2018	23,000	23,000	93,000	93,000	89,000	89,000
Merrill Lynch Mortgage Investors, Inc.
Ser. 98-C3, Class E, 6.93s, 2030	--	--	137,000	149,232	127,000	138,339
Ser. 96-C2, Class JS, IO, 2.146s, 2028	415,339	17,926	759,766	32,792	289,885	12,511
Merrill Lynch Mortgage Trust Ser. 05-MCP1, Class XC, IO,
0.047s, 2043	4,583,545	61,233	15,514,228	207,260	14,922,706	199,358
Merrill Lynch Mortgage Trust 144A Ser. 05-LC1, Class X, IO,
0.108s, 2044	2,521,000	25,891	7,601,000	78,062	8,365,000	85,909
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 5.999s, 2040	208,820	75,436	531,495	192,002	520,505	188,032
Ser. 05-C3, Class X, IO, 5.538s, 2044	414,000	142,954	655,000	226,172	656,000	226,517
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.635s, 2043	1,000,000	74,297	2,901,000	215,536	4,668,000	346,818
Ser. 05-HQ6, Class X1, IO, 0.047s, 2042	8,324,235	84,866	18,363,840	187,219	18,242,026	185,977
Morgan Stanley Capital I Ser. 98-CF1, Class D, 7.35s, 2032	67,000	71,651	--	--	--	--
Morgan Stanley Capital I 144A
Ser. 96-C1, Class E, 7.346s, 2028	--	--	156,885	156,856	150,349	150,320
Ser. 98-HF1, Class F, 7.18s, 2030	14,000	14,505	124,000	128,471	115,000	119,146
Ser. 04-RR, Class F5, 6s, 2039	--	--	395,000	341,241	340,000	293,726
Ser. 04-RR, Class F6, 6s, 2039	--	--	395,000	328,364	350,000	290,955
Ser. 05-HQ5, Class X1, IO, 0.039s, 2042	7,906,254	65,780	11,129,903	92,601	10,615,035	88,317
Mortgage Capital Funding, Inc.
Ser. 97-MC1, Class A3, 7.288s, 2027	12,658	12,617	--	--	--	--
FRB Ser. 98-MC2, Class E, 7.098s, 2030	53,000	55,292	215,000	224,299	206,000	214,910
Ser. 97-MC2, Class X, IO, 1.22s, 2012	878,138	12,136	243,288	3,362	--	--
Nomura Asset Securities Corp. Ser. 96-MD5, Class A1C,
7.12s, 2039	235,000	235,987	1,315,000	1,320,523	1,017,566	1,021,840
Permanent Financing PLC FRB Ser. 8, Class 2C, 4.88s, 2042
(United Kingdom)	165,000	164,979	--	--	--	--
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	--	--	813,000	849,666	757,000	791,141
Ser. 00-C1, Class J, 6 5/8s, 2010	--	--	118,000	112,059	189,000	179,484
Ser. 00-C2, Class J, 6.22s, 2033	--	--	208,000	209,976	193,000	194,834
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 7.9s, 2034 (Ireland)	116,000	116,218	558,000	559,046	544,000	545,020
Ser. 04-1A, Class E, 5.65s, 2034 (Ireland)	100,000	100,188	220,000	220,413	429,000	429,804
QFA Royalties, LLC 144A Ser. 05-1, 7.3s, 2025	--	--	414,242	410,954	398,833	395,667
Salomon Brothers Mortgage Securities VII 144A
Ser. 96-C1, Class E, 8.301s, 2028	--	--	218,167	217,818	189,555	189,252
Ser. 03-CDCA, Class X3CD, IO, 1.43s, 2015	287,512	3,163	802,493	8,828	748,527	8,235
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	--	--	200,000	201,468	200,000	201,468
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	--	--	172,000	149,693	165,000	143,601
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	--	--	116,000	96,444	112,000	93,118
Ser. 04-1A, Class K, 5s, 2018 (Cayman Islands)	100,000	93,645	--	--	--	--
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	--	--	76,000	66,144	74,000	64,403
Wachovia Bank Commercial Mortgage Trust Ser. 05-C17,
Class A4, 5.083s, 2042	236,000	234,806	1,493,000	1,485,445	1,424,000	1,416,795
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 7.669s, 2018	--	--	164,000	163,815	156,000	155,824
Ser. 03-C3, Class IOI, IO, 0.273s, 2035	537,955	17,381	4,041,906	130,592	4,045,769	130,717
Ser. 05-C18, Class XC, IO, 0.055s, 2042	12,993,625	135,004	22,171,883	230,366	25,601,617	266,001
Washington Mutual Asset Securities Corp. 144A
Ser. 05-C1A, Class G, 5.72s, 2036	--	--	46,000	45,040	44,000	43,082
Ser. 05-C1A, Class F, 5.3s, 2036	107,000	103,606	--	--	--	--

Total collateralized mortgage obligations (cost		$46,571,615		$149,270,816		$142,631,194
$47,483,002, $153,219,671 and $145,860,681)

ASSET-BACKED SECURITIES(a)	Growth 2.7%		Balanced 4.9%		Conservative 9.3%

	Principal amount	Value	Principal amount	Value	Principal amount	Value

Aames Mortgage Investment Trust FRN Ser. 04-1, Class 2A1,
4.719s, 2034	$124,153	$124,299	$320,869	$321,245	$313,319	$313,686
Aames Mortgage Trust 144A Ser. 03-1N, Class A, 7 1/2s, 2033	--	--	1,885	1,885	2,871	2,871
ABSC NIMS Trust 144A
Ser. 03-HE5, Class A, 7s, 2033	2,541	2,538	--	--	--	--
Ser. 05-HE2, Class A1, 4 1/2s, 2035 (Cayman Islands)	141,443	138,652	393,143	385,388	377,551	370,104
Ace Securities Corp.
FRN Ser. 04-HE2, Class A2A, 4.759s, 2034	366,309	366,936	--	--	--	--
FRN Ser. 04-HE3, Class A2A, 4.749s, 2034	19,048	19,085	--	--	--	--
Ser. 03-FM1, Class A, IO, 3 1/2s, 2032	254,000	1,608	1,421,000	8,995	1,094,000	6,925
Advanta Business Card Master Trust FRN Ser. 04-C1, Class
C, 5.42s, 2013	159,000	161,162	--	--	212,000	214,883
Aegis Asset Backed Securities Trust FRN Ser. 04-5, Class
1A2, 4.719s, 2031	91,000	91,213	--	--	--	--
Aegis Asset Backed Securities Trust 144A
Ser. 04-1N, Class Note, 5s, 2034	465	465	1,618	1,618	1,191	1,191
Ser. 04-5N, Class Note, 5s, 2034	34,189	34,050	52,948	52,732	51,435	51,226
Ser. 04-6N, Class Note, 4 3/4s, 2035	56,482	56,182	79,743	79,319	79,074	78,654
Ser. 04-2N, Class N1, 4 1/2s, 2034	--	--	26,617	26,547	25,301	25,234
AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 4.789s,
2029	521,730	524,118	970,936	975,379	690,706	693,867
American Express Credit Account Master Trust 144A Ser. 04-
C, Class C, 4.62s, 2012	212,382	212,415	1,296,263	1,296,465	1,039,940	1,040,102
American Home Mortgage Investment Trust FRN
Ser. 04-3, Class 3A, 3.71s, 2034	219,724	216,260	403,417	397,059	477,839	470,308
Ser. 04-3, Class 2A, 3.59s, 2034	138,743	136,298	381,073	374,358	318,294	312,684
Americredit Automobile Receivables Trust 144A Ser. 05-1,
Class E, 5.82s, 2012	--	--	550,000	548,279	350,000	348,905
Ameriquest Finance NIM Trust 144A
Ser. 04-IAN, Class 1A, 5.437s, 2034 (Cayman Islands)	22,999	22,999	15,558	15,558	14,374	14,374
Ser. 04-RN9, Class N1, 4.8s, 2034 (Cayman Islands)	45,790	45,790	76,159	76,159	70,702	70,702
Ameriquest Mortgage Securities, Inc.
Ser. 03-6, Class S, IO, 5s, 2033	98,608	31	--	--	--	--
Ser. 03-8, Class S, IO, 5s, 2006	266,837	1,137	928,152	3,954	720,970	3,071
FRN Ser. 03-AR1, Class A2, 4.869s, 2033	58,849	59,053	--	--	--	--
Ser. 03-2, Class A, 4.789s, 2033	9,329	9,335	--	--	--	--
FRN Ser. 04-R10, Class A5, 4.769s, 2034	18,204	18,223	--	--	--	--
FRN Ser. 04-R11, Class A2, 4.749s, 2034	41,968	42,021	--	--	--	--
Amortizing Residential Collateral Trust FRN Ser. 04-1, Class
A4, 4.699s, 2034	62,000	62,116	--	--	--	--
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	--	--	286,000	294,192	223,000	229,387
Ser. 04-1A, Class E, 6.42s, 2039	--	--	240,272	240,865	227,202	227,763
Argent NIM Trust 144A Ser. 04-WN9, Class A, 5.19s, 2034
(Cayman Islands)	25,356	25,344	25,732	25,720	23,853	23,842
Argent Securities, Inc. Ser. 04-W11, Class A3, 4.739s, 2034	234,761	234,908	--	--	--	--
Asset Backed Funding Corp. NIM Trust 144A
Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)	--	--	58,058	57,975	53,632	53,556
Ser. 04-0PT1, Class N1, 4.55s, 2033 (Cayman Islands)	1,508	1,507	4,154	4,151	4,154	4,151
Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)	29,674	29,598	--	--	56,448	56,303
Asset Backed Securities Corp. Home Equity Loan Trust
FRN Ser. 04-HE1, Class A3, 4.769s, 2034	85,221	85,246	15,760	15,765	15,030	15,035
FRN Ser. 04-HE7, Class A2, 4.759s, 2034	189,091	189,341	--	--	--	--
FRN Ser. 04-HE8, Class A2, 4.759s, 2034	142,028	142,185	--	--	--	--
FRB Ser. 04-HE9, Class A2, 4.749s, 2034	73,055	73,118	139,756	139,878	136,580	136,699

FRN Ser. 04-HE6, Class A2, 4.739s, 2034	379,240	379,890	1,343,042	1,345,344	1,288,451	1,290,659
FRB Ser. 05-HE1, Class A3, 4.669s, 2035	25,272	25,295	187,135	187,301	185,330	185,495
Ser. 03-HE5, Class A, IO, 4s, 2033	168,457	483	--	--	--	--
Banc of America Funding Corp. 144A Ser. 04-NIM1, Class
Note, 6s, 2034	--	--	16,387	16,387	16,387	16,387
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.608s, 2034	1,018,712	3,343	3,471,220	11,390	3,341,552	10,964
Ser. 05-E, Class 2, IO, 0.306s, 2035	2,264,000	15,919	7,566,000	53,198	7,285,000	51,223
Bank One Issuance Trust FRB Ser. 03-C4, Class C4, 5.399s,
2011	110,000	112,075	280,000	285,283	250,000	254,717
Bay View Auto Trust
Ser. 05-LJ2, Class D, 5.27s, 2014	62,000	61,315	139,000	137,464	134,000	132,519
Ser. 05-LJ2, Class C, 4.92s, 2014	100,000	98,870	46,000	45,480	45,000	44,492
Bayview Financial Acquisition Trust
FRN Ser. 03-G, Class A1, 4.979s, 2039	550,000	550,790	1,012,000	1,013,454	944,000	945,357
FRN Ser. 03-F, Class A, 4.879s, 2043	315,884	316,789	514,684	516,158	471,591	472,941
Ser. 04-B, Class A1, 4.879s, 2039	--	--	861,452	861,216	1,131,240	1,130,930
FRB Ser. 04-D, Class A, 4.769s, 2044	202,480	202,677	661,837	662,483	646,122	646,753
Ser. 03-E, Class A, IO, 4s, 2006	--	--	558,526	5,065	490,165	4,445
Ser. 03-F, Class A, IO, 4s, 2006	363,636	5,455	--	--	--	--
Ser. 04-A, Class A, IO, 3.938s, 2006	631,192	14,466	--	--	--	--
Ser. 04-D, Class A, IO, 3.938s, 2007	1,145,905	41,830	3,475,805	126,880	3,391,578	123,805
Ser. 05-B, Class A, IO, 2.339s, 2039	3,471,038	124,016	3,333,015	119,085	8,684,819	310,298
Bayview Financial Asset Trust 144A
FRN Ser. 03-SSRA, Class M, 5.729s, 2038	84,377	85,297	251,168	253,906	196,225	198,364
FRN Ser. 03-SSRA, Class A, 5.079s, 2038	84,377	84,875	251,168	252,650	196,225	197,383
FRN Ser. 04-SSRA, Class A1, 4.979s, 2039	197,832	198,683	287,540	288,777	278,629	279,827
Ser. 03-X, Class A, IO, 0.61s, 2006	1,258,340	22,021	3,292,448	57,618	2,500,533	43,759
Bear Stearns Adjustable Rate Mortgage Trust Ser. 04-1, Class
11A1, 3.643s, 2034	107,323	106,124	1,122,863	1,110,322	1,047,737	1,036,035
Bear Stearns Alternate Trust
Ser. 04-12, Class 2A2, 5.025s, 2035	147,343	147,018	474,342	473,294	485,328	484,256
Ser. 04-11, Class 2A2, 4.995s, 2034	191,750	191,300	664,395	662,837	610,010	608,580
Ser. 04-9, Class 1A1, 4.989s, 2034	65,875	65,762	174,068	173,770	158,799	158,527
Ser. 05-2, Class 2A2A, 4.827s, 2035	97,198	96,798	293,279	292,072	282,042	280,882
Ser. 05-5, Class 21A1, 4.693s, 2035	500,159	496,183	1,023,401	1,015,267	980,653	972,858
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)	--	--	71,047	70,970	64,647	64,576
Ser. 04-HE7N, Class A1, 5 1/4s, 2034	10,403	10,392	41,066	41,021	38,328	38,286
Ser. 04-FR1, Class A1, 5s, 2034 (Cayman Islands)	--	--	41,185	41,121	48,812	48,736
Ser. 04-HE8N, Class A1, 5s, 2034	21,954	21,908	--	--	18,660	18,622
Ser. 04-HE10, Class A2, 5s, 2034 (Cayman Islands)	--	--	70,000	69,475	60,000	59,550
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)	66,202	65,809	83,071	82,578	81,798	81,312
Bear Stearns Asset Backed Securities, Inc.
Ser. 03-AC4, Class A, IO, 5s, 2006	507,000	1,954	1,495,200	5,762	1,164,000	4,485
FRN Ser. 03-3, Class A2, 4.969s, 2043	127,000	127,318	441,000	442,103	348,000	348,870
FRN Ser. 03-1, Class A1, 4.879s, 2042	150,260	150,260	428,697	428,695	304,995	304,994
FRB Ser. 05-3, Class A1, 4.829s, 2035	357,594	357,371	--	--	--	--
FRN Ser. 03-ABF1, Class A, 4.749s, 2034	79,891	79,991	--	--	--	--
FRN Ser. 04-HE9, Class 1A2, 4.749s, 2032	316,775	317,171	--	--	--	--
Bombardier Capital Mortgage Securitization Corp. Ser. 01-A,
Class A, 6.805s, 2030	180,869	185,108	277,152	283,648	265,004	271,215
Capital One Multi-Asset Execution Trust FRB Ser. 02-C1,
Class C1, 7.119s, 2010	--	--	65,000	67,539	53,000	55,070
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	20,404	20,136	80,451	79,395	74,621	73,642
CARSSX Finance, Ltd. 144A FRB
Ser. 04-AA, Class B4, 9.869s, 2011 (Cayman Islands)	--	--	116,116	122,933	148,658	157,385
Ser. 04-AA, Class B3, 7.719s, 2011 (Cayman Islands)	--	--	37,145	37,465	37,145	37,465
CDO Repackaging Trust Series 144A FRN Ser. 03-2, Class A,
8.617s, 2008	--	--	690,000	745,200	535,000	577,800
Centex Home Equity
Ser. 03-B, Class A, IO, 4.576s, 2006	102,830	1,677	--	--	--	--
Ser. 04-C, Class A, IO, 3 1/2s, 2006	510,000	6,257	1,275,000	15,643	--	--
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
5.449s, 2010	170,000	173,069	470,000	478,486	420,000	427,583
Chase Funding Loan Acquisition Trust FRN Ser. 04-AQ1,
Class A2, 4.779s, 2034	294,903	295,346	--	--	--	--
Chase Funding Net Interest Margin 144A Ser. 04-OPT1, Class
Note, 4.458s, 2034	51,764	51,504	99,025	98,530	124,103	123,483
CHEC NIM Ltd., 144A
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)	--	--	88,000	86,900	85,000	83,938
Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)	--	--	35,000	30,100	34,000	29,240
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)	16,602	16,563	32,905	32,829	31,858	31,784
Citibank Credit Card Issuance Trust FRN Ser. 01-C1, Class
C1, 5.23s, 2010	110,000	111,788	240,000	243,900	210,000	213,413
Citigroup Mortgage Loan Trust, Inc.
FRN Ser. 04-RES1, Class A2, 4.779s, 2034	48,141	48,216	--	--	--	--
Ser. 03-HE3, Class A, 4.759s, 2033	1,193,924	1,195,044	--	--	--	--
Citigroup Mortgage Loan Trust, Inc. 144A FRN Ser. 03-HE4,
Class A, 4.789s, 2033	524,895	525,715	--	--	--	--
CNL Funding Ser. 99-1, Class A2, 7.645s, 2014	122,000	129,606	455,000	483,365	286,000	303,830
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	156,805	38,321	591,287	144,501	372,413	91,012
Ser. 00-4, Class A6, 8.31s, 2032	--	--	1,479,000	1,256,558	1,232,000	1,046,707
Ser. 00-5, Class A4, 7.47s, 2032	136,885	137,682	348,155	350,182	343,533	345,534
Ser. 01-4, Class A4, 7.36s, 2033	507,000	502,691	1,270,000	1,259,206	1,243,000	1,232,436
Ser. 01-1, Class A5, 6.99s, 2032	691,000	638,069	3,389,000	3,129,403	2,767,000	2,555,048
Ser. 01-3, Class A4, 6.91s, 2033	--	--	393,000	379,570	387,000	373,775
Ser. 00-6, Class A4, 6.77s, 2032	63,320	63,556	--	--	--	--
Ser. 02-1, Class A, 6.681s, 2033	316,176	322,601	987,004	1,007,062	804,659	821,012
Ser. 01-1, Class A4, 6.21s, 2032	200,600	201,748	768,111	772,510	744,465	748,728
Ser. 01-3, Class A3, 5.79s, 2033	--	--	685,049	685,946	521,248	521,931
Ser. 01-1, Class A, IO, 2 1/2s, 2032	873,675	20,444	3,227,008	75,512	2,044,458	47,840
Ser. 01-3, Class A, IO, 2 1/2s, 2033	2,095,628	69,994	6,582,746	219,864	4,097,262	136,849
Ser. 01-4, Class A, IO, 2 1/2s, 2033	1,022,653	35,282	2,291,526	79,058	1,521,632	52,496
Countryplace Manufactured Hsg. Contract Ser. 05-1, Class A1,
4.23s, 2035	216,253	214,428	--	--	--	--
Countrywide Alternative Loan Trust
Ser. 04-15, Class 1A1, 4.963s, 2034	36,771	36,668	177,972	177,472	178,953	178,449
Ser. 05-24, Class 1AX, IO, 1.251s, 2035	3,911,502	102,677	5,686,213	149,263	5,448,598	143,026
Ser. 05-24, Class IIAX, IO, 1.168s, 2035	1,728,089	64,803	4,800,656	180,025	4,591,330	172,175
Countrywide Asset Backed Certificates FRN
Ser. 04-8, Class 2A2, 4.729s, 2032	613,626	614,061	--	--	--	--
Ser. 04-5, Class 4A3, 4.699s, 2034	221,734	221,907	781,035	781,641	751,912	752,495
Ser. 04-13, Class AV2, 4.639s, 2034	102,266	102,349	360,414	360,707	345,520	345,802
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035	80,936	80,774	236,908	236,434	219,682	219,243
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	--	--	44,581	44,421	42,326	42,174
Ser. 04-11N, Class N, 5 1/4s, 2036	23,318	23,248	33,456	33,355	32,442	32,345
Ser. 04-14N, 5s, 2036	20,192	20,064	79,555	79,054	78,747	78,251
Countrywide Home Loans
Ser. 05-9, Class 1X, IO, 0.861s, 2035	1,407,640	32,939	4,990,332	116,774	4,772,913	111,686
Ser. 05-2, Class 2X, IO, 0.776s, 2035	2,010,385	46,176	5,591,067	128,420	5,340,255	122,659
Countrywide Home Loans 144A Ser. 05-R2, Class 2A3, 8s,
2035	196,178	208,132	--	--	367,070	389,438
Countrywide Partnership Trust 144A Ser. 04-EC1N, Class N,
5s, 2035	18,247	18,158	49,895	49,651	60,730	60,432
Credit-Based Asset Servicing and Securitization FRN Ser. 02-
CB2, Class A2, 4.929s, 2032	65,973	66,303	--	--	--	--
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038 (Cayman
Islands)	--	--	339,000	348,217	313,000	321,510
CS First Boston Mortgage Securities Corp. 144A Ser. 04-
FR1N, Class A, 5s, 2034	99,671	98,675	139,224	137,832	151,881	150,362
Fieldstone Mortgage Investment Corp. FRN
Ser. 05-1, Class M3, 4.919s, 2035	--	--	143,000	144,430	138,000	139,380
Ser. 04-4, Class 2A, 4.699s, 2035	30,375	30,401	--	--	--	--
Finance America NIM Trust 144A Ser. 04-1, Class A, 5 1/4s,
2034	--	--	39,556	29,469	35,960	26,790
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class D,
7.688s, 2039	--	--	1,110,000	1,116,271	1,060,000	1,065,989
First Consumers Master Trust FRB Ser. 01-A, Class A, 4.679s,
2008	--	--	50,673	50,420	50,598	50,345
First Franklin Mortgage Loan Asset Backed Certificates FRN
Ser. 04-FF10, Class A2, 4.779s, 2032	400,404	401,277	--	--	--	--
First Franklin Mortgage Loan NIM Trust 144A
Ser. 04-FF7A, Class A, 5s, 2034 (Cayman Islands)	29,543	29,460	48,997	48,860	45,574	45,447
Ser. 04-FF10, Class N1, 4.45s, 2034 (Cayman Islands)	21,600	21,539	39,375	39,264	38,250	38,142
First Horizon Mortgage Pass-Through Trust Ser. 05-AR2,
Class 1A1, 4.831s, 2035	421,793	418,719	757,131	751,614	724,820	719,538
Ford Credit Auto Owner Trust Ser. 04-A, Class C, 4.19s, 2009	140,000	137,900	240,000	236,400	130,000	128,050
Fremont Home Loan Trust FRN Ser. 04-3, Class A3, 4.779s,
2034	366,000	366,570	--	--	--	--
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034	--	--	48,817	47,545	47,338	46,104
Ser. 04-D, Class N2, 7 1/2s, 2034 (Cayman Islands)	--	--	24,878	24,695	24,878	24,695
Ser. 04-3, Class A, 4 1/2s, 2034	37,226	37,001	123,155	122,409	95,445	94,867
Ser. 04-D, Class N1, 4 1/2s, 2034 (Cayman Islands)	30,278	30,140	87,309	86,909	86,133	85,739
G-Force CDO, Ltd. 144A Ser. 03-1A, Class E, 6.58s, 2038
(Cayman Islands)	142,000	143,572	197,000	199,180	184,000	186,036
GE Capital Credit Card Master Note Trust FRB Ser. 04-2,
Class C, 4.849s, 2010	100,000	100,148	403,620	404,218	374,560	375,115

GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 5.679s, 2019	--	--	269,000	269,000	271,000	271,000
Ser. 04-1A, Class B, 5.229s, 2018	65,454	65,414	71,344	71,302	69,381	69,339
Gears Auto Owner Trust Ser. 05-AA, Class E1, 8.22s, 2012	--	--	443,000	443,071	442,000	442,070
GEBL 144A
Ser. 04-2, Class D, 6.87s, 2032	--	--	161,530	161,885	198,663	199,100
Ser. 04-2, Class C, 4.97s, 2032	--	--	120,683	121,552	198,663	200,094
GMAC Mortgage Corp. Loan Trust Ser. 04-HE5, Class A, IO,
4.941s, 2007	2,561,900	142,826	1,586,100	88,425	1,934,600	107,854
Goldentree Loan Opportunities II, Ltd. 144A FRN Ser. 2A,
Class 4, 6.979s, 2015 (Cayman Islands)	--	--	105,000	106,181	85,000	85,956
Granite Mortgages PLC
FRN Ser. 03-2, Class 1C, 5.724s, 2043 (United Kingdom)	275,000	281,834	--	--	--	--
FRN Ser. 03-3, Class 1C, 5.624s, 2044 (United Kingdom)	60,000	61,203	230,000	234,613	--	--
FRB Ser. 02-1, Class 1C, 5.474s, 2042 (United Kingdom)	--	--	280,000	282,273	270,000	272,192
FRB Ser. 02-2, Class 1C, 5.424s, 2043 (United Kingdom)	90,000	91,050	230,000	232,683	220,000	222,567
FRN Ser. 04-1, Class 1C, 5.4s, 2044 (United Kingdom)	--	--	366,000	366,801	339,000	339,742
FRB Ser. 04-2, Class 1C, 5.2s, 2044 (United Kingdom)	--	--	217,346	217,618	194,224	194,467
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	398,000	351,813	1,647,000	1,455,868	1,130,000	998,865
Ser. 97-2, Class A7, 7.62s, 2028	274,131	288,276	--	--	--	--
Ser. 97-6, Class A9, 7.55s, 2029	89,382	93,575	--	--	166,919	174,748
Ser. 97-4, Class A7, 7.36s, 2029	18,813	19,589	73,541	76,575	158,484	165,021
Ser. 96-2, Class A4, 7.2s, 2027	442,119	446,717	--	--	--	--
Ser. 97-6, Class A8, 7.07s, 2029	75,698	77,938	--	--	85,212	87,734
Ser. 99-4, Class A5, 6.97s, 2031	151,044	153,079	--	--	--	--
Ser. 97-7, Class A8, 6.86s, 2029	14,308	14,684	55,931	57,400	120,534	123,698
Ser. 99-3, Class A6, 6 1/2s, 2031	--	--	235,000	237,491	228,000	230,417
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	181,154	171,757	859,749	815,150	820,004	777,466
Ser. 99-5, Class A4, 7.59s, 2028	272,301	279,168	689,261	706,644	472,272	484,182
Greenpoint Mortgage Funding Trust Ser. 05-AR1, Class X1,
IO, 1.258s, 2045	1,345,721	37,007	3,738,446	102,807	3,575,645	98,330
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	--	--	401,049	397,720	392,362	389,106
GSAMP Trust FRB Ser. 05-HE3, Class A1B, 4.639s, 2035	412,417	412,788	--	--	--	--
GSAMP Trust 144A
Ser. 04-NIM1, Class N1, 5 1/2s, 2034	58,150	58,126	180,945	180,872	167,952	167,885
Ser. 04-SE2N, Class Note, 5 1/2s, 2034	--	--	155	155	172	172
Ser. 05-NC1, Class N, 5s, 2035	43,525	43,429	114,706	114,454	110,172	109,930
Ser. 04-NIM2, Class N, 4 7/8s, 2034	107,311	106,849	273,069	271,895	269,668	268,508
Ser. 04-NIM1, Class N2, zero %, 2034	--	--	331,000	243,782	307,000	226,106
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	62,635	67,233	--	--	123,531	132,598
Ser. 05-RP3, Class 1A3, 8s, 2035	188,571	200,470	--	--	370,026	393,375
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	162,435	170,849	--	--	318,372	334,863
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	125,317	133,225	342,082	363,667	327,688	348,365
Ser. 05-RP1, Class 1A2, 7 1/2s, 2035	168,990	177,456	--	--	--	--
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	146,211	153,507	402,874	422,978	384,598	403,789
Guggenheim Structured Real Estate Funding, Ltd. 144A FRB
Ser. 05-2A, Class D, 5.929s, 2030 (Cayman Islands)	--	--	250,000	250,075	250,000	250,075
Ser. 05-1A, Class D, 5.909s, 2030 (Cayman Islands)	--	--	465,000	463,605	446,000	444,662
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, zero %, 2035	--	--	265,000	255,979	291,000	281,094
High Income Trust Securities 144A FRB Ser. 03-1A, Class A,
4.81s, 2036 (Cayman Islands)	--	--	717,274	700,239	652,734	637,232
Holmes Financing PLC FRB
Ser. 4, Class 3C, 5.45s, 2040 (United Kingdom)	20,000	20,081	190,000	190,771	180,000	180,730
Ser. 8, Class 2C, 4.87s, 2040 (United Kingdom)	58,000	58,197	164,000	164,558	164,000	164,558
Home Equity Asset Trust FRB
Ser. 04-7, Class A3, 4.769s, 2035	522,667	523,500	--	--	--	--
Ser. 03-4, Class A2, 4.749s, 2033	28,196	28,202	--	--	--	--
Ser. 04-8, Class A4, 4.739s, 2035	42,863	42,913	--	--	--	--
Home Equity Asset Trust 144A
Ser. 02-5N, Class A, 8s, 2033	2,018	2,018	--	--	--	--
Ser. 03-6N, Class A, 6 1/2s, 2034	648	644	--	--	625	621
Ser. 04-3N, Class A, 5s, 2034	--	--	25,551	25,360	24,496	24,313
Ser. 04-4N, Class A, 5s, 2034	40,369	39,864	--	--	77,095	76,132
Hyundai Auto Receivables Trust Ser. 04-A, Class D, 4.1s,
2011	94,000	91,793	90,000	87,887	84,000	82,028
Impac CMB Trust FRN Ser. 04-8, Class 1A, 4.739s, 2034	48,235	48,259	--	--	--	--
LNR CDO, Ltd. 144A FRB Ser. 03-1A, Class EFL, 7.504s,
2036 (Cayman Islands)	105,000	111,989	595,000	634,603	460,000	490,618
Long Beach Asset Holdings Corp. NIM Trust 144A
Ser. 04-5, Class Note, 5s, 2034	28,910	28,837	67,405	67,236	63,361	63,201
Ser. 04-2, Class N1, 4.94s, 2034	--	--	671	671	587	587
Ser. 05-1, Class N1, 4.115s, 2035	90,961	90,893	235,370	235,193	233,710	233,535
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006	1,236,921	40,509	1,716,227	56,206	--	--
Ser. 04-3, Class S2, IO, 4 1/2s, 2006	618,460	19,636	858,114	27,245	--	--
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	--	--	50,737	50,737	54,495	54,495
Ser. 04-2A, Class D, 5.389s, 2026	--	--	31,826	30,967	31,214	30,372
Ser. 04-1A, Class C, 5.265s, 2026	--	--	81,332	80,683	75,523	74,920
FRB Ser. 02-1A, Class A1, 5.07s, 2024	40,428	40,630	171,320	172,176	168,518	169,360
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 4.696s, 2034	91,302	91,007	224,831	224,105	225,401	224,674
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	235,628	5,372	802,861	18,305	772,900	17,622
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	618,905	1,857	2,108,433	6,325	2,030,343	6,091
MASTR Asset Backed Securities NIM Trust 144A
Ser. 04-CI5, Class N2, 9s, 2034 (Cayman Islands)	--	--	87,000	87,000	--	--
Ser. 04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)	10,545	10,543	37,117	37,110	36,063	36,055
Ser. 04-CI5, Class N1, 4.946s, 2034 (Cayman Islands)	2,161	2,161	3,527	3,527	8,223	8,223
MASTR Asset Backed Securities Trust FRB
Ser. 04-HE1, Class A1, 4.779s, 2034	28,581	28,625	--	--	--	--
Ser. 04-OPT2, Class A2, 4.729s, 2034	184,620	184,909	--	--	--	--
MASTR Reperforming Loan Trust 144A
Ser. 05-1, Class 1A4, 7 1/2s, 2034	155,497	162,884	433,172	453,748	413,338	432,972
Ser. 05-2, Class 1A3, 7 1/2s, 2035	212,913	223,293	--	--	808,023	847,414
MBNA Credit Card Master Note Trust FRB Ser. 03-C5, Class
C5, 5.549s, 2010	170,000	173,697	470,000	480,221	420,000	429,133
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1, 5s,
2027	371,670	356,803	533,877	512,522	439,363	421,788
Merrill Lynch Mortgage Investors, Inc.
Ser. 03-WM3N, Class N1, 8s, 2034	--	--	1,352	1,348	1,063	1,059
Ser. 04-WMC3, Class B3, 5s, 2035	31,000	29,937	92,000	88,844	85,000	82,085
FRB Ser. 02-HE1, Class A2, 4.879s, 2032	7,887	7,904	--	--	--	--
FRB Ser. 04-HE2, Class A1A, 4.779s, 2035	51,648	51,818	--	--	--	--
FRB Ser. 04-WMC5, Class A2A, 4.749s, 2035	23,167	23,201	--	--	--	--
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)	9,335	9,338	14,646	14,650	13,519	13,523
Ser. 04-HE1N, Class N1, 5s, 2006	--	--	16,755	16,698	24,834	24,749
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)	47,575	47,382	78,023	77,706	67,873	67,598
Ser. 05-WM1N, Class N1, 5s, 2035	59,517	59,536	165,325	165,377	157,978	158,027
Ser. 04-OP1N, Class N1, 4 3/4s, 2035 (Cayman Islands)	21,649	21,575	33,365	33,250	32,346	32,235
Ser. 04-WM1N, Class N1, 4 1/2s, 2034	3,379	3,382	6,405	6,411	7,918	7,926
Ser. 04-WM2N, Class N1, 4 1/2s, 2034	7,877	7,847	8,431	8,399	8,260	8,229
Ser. 04-WM3N, Class N1, 4 1/2s, 2035	--	--	38,550	38,418	34,449	34,331
Metris Master Trust FRN Ser. 04-2, Class C, 5.72s, 2010	153,000	154,018	219,000	220,456	213,000	214,417
Metris Master Trust 144A FRB Ser. 01-2, Class C, 6.27s, 2009	100,000	100,158	132,000	132,209	--	--
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	62,916	62,860	242,372	242,152	187,320	187,150
MMCA Automobile Trust Ser. 02-1, Class B, 5.37s, 2010	--	--	603,304	601,012	578,035	575,839
Morgan Stanley ABS Capital I FRB
Ser. 04-HE8, Class A4, 4.759s, 2034	184,823	185,021	--	--	--	--
Ser. 04-WMC3, Class A2PT, 4.669s, 2035	142,865	142,910	364,932	365,048	360,421	360,535
Morgan Stanley Auto Loan Trust Ser. 04-HB2, Class D, 3.82s,
2012	10,058	10,037	13,312	13,284	12,424	12,398
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011	--	--	209,102	207,941	149,486	148,656
Ser. 04-HB2, Class E, 5s, 2012	--	--	107,000	104,562	100,000	97,722
Morgan Stanley Dean Witter Capital I FRB Ser. 01-NC4, Class
B1, 6.879s, 2032	12,860	12,872	19,060	19,078	9,874	9,884
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 5.443s, 2035	609,540	610,111	1,074,943	1,075,951	1,806,043	1,807,737
Ser. 05-3AR, Class 2A2, 5.267s, 2035	412,500	412,339	1,265,328	1,264,833	1,217,858	1,217,381
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1, 4.83s,
2015 (Cayman Islands)	141,000	141,296	245,000	245,515	232,000	232,487
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	80,000	79,041	188,000	185,746	181,000	178,830
Ser. 04-B, Class C, 3.93s, 2012	18,510	18,098	71,515	69,926	79,087	77,330
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	98,000	95,094	333,000	323,127	292,000	283,342
FRB Ser. 04-3, Class A3, 4.769s, 2034	27,795	27,827	--	--	--	--
Newcastle CDO, Ltd. 144A FRB Ser. 3A, Class 4FL, 7.579s,
2038 (Cayman Islands)	--	--	139,000	141,989	109,000	111,344

Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
9.138s, 2035	106,692	114,427	141,186	151,422	137,977	147,980
Nomura Asset Acceptance Corp. 144A Ser. 04-R2, Class PT,
7.695s, 2034	--	--	141,214	151,541	129,860	139,356
Novastar Home Equity Loan FRB
Ser. 04-4, Class A1B, 4.779s, 2035	44,813	44,824	--	--	--	--
Ser. 04-3, Class A3D, 4.739s, 2034	53,865	53,959	--	--	--	--
Novastar NIM Trust 144A Ser. 04-N2, Class Note, 4.458s,
2034	--	--	6,052	5,981	12,872	12,721
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	103,877	86,660	404,115	337,135	395,403	329,867
Ser. 99-A, Class A3, 6.09s, 2029	367,697	344,867	--	--	--	--
Ser. 01-E, Class A, IO, 6s, 2009	213,408	32,725	728,739	111,750	488,655	74,934
Ser. 02-C, Class A1, 5.41s, 2032	392,879	340,995	1,160,619	1,007,346	1,074,023	932,186
Ser. 01-D, Class A2, 5.26s, 2019	66,178	46,280	--	--	404,537	282,908
Ser. 02-A, Class A2, 5.01s, 2020	311,720	246,975	--	--	155,860	123,488
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4,
7.21s, 2030	--	--	121,166	110,292	160,366	145,974
Ocean Star PLC 144A FRB
Ser. 04, Class D, 6.632s, 2018 (Ireland)	23,000	23,661	133,000	136,824	123,000	126,536
Ser. 05-A, Class D, 5.796s, 2012 (Ireland)	27,000	26,989	149,000	148,940	150,000	149,940
Option One Mortgage Loan Trust FRB Ser. 04-3, Class A3,
4.679s, 2034	33,924	33,930	--	--	--	--
Option One Mortgage Securities Corp. NIM Trust 144A
Ser. 04-2A, Class N2, 6.414s, 2034 (Cayman Islands)	142,000	142,488	--	--	--	--
Ser. 04-2A, Class N1, 4.213s, 2034 (Cayman Islands)	23,438	23,438	62,346	62,345	61,760	61,759
Origen Manufactured Housing
Ser. 04-B, Class A3, 4 3/4s, 2021	56,000	54,066	--	--	--	--
Ser. 04-B, Class A2, 3.79s, 2017	144,000	140,355	92,000	89,671	85,000	82,848
Park Place Securities NIM Trust 144A
Ser. 04-MCWN1, Class A, 4.458s, 2034	15,087	15,085	17,287	17,285	16,030	16,028
Ser. 04-WHQ2, Class A, 4s, 2035	51,486	50,971	104,015	102,975	101,513	100,498
Park Place Securities, Inc. FRB
Ser. 04-MCW1, Class A2, 4.759s, 2034	455,446	456,016	--	--	--	--
Ser. 04-WCW1, Class A2, 4.759s, 2034	377,356	377,739	1,336,436	1,337,795	1,282,262	1,283,566
Ser. 04-WHQ2, Class A3A, 4.729s, 2035	37,586	37,621	303,536	303,817	294,424	294,697
People's Choice Net Interest Margin Note 144A
Ser. 04-2, Class A, 5s, 2034	42,011	41,902	110,038	109,752	102,121	101,855
Ser. 04-2, Class B, 5s, 2034	--	--	70,000	66,150	70,000	66,150
Permanent Financing PLC FRB
Ser. 1, Class 3C, 5.68s, 2042 (United Kingdom)	30,000	30,036	190,000	190,226	180,000	180,214
Ser. 3, Class 3C, 5.63s, 2042 (United Kingdom)	110,000	111,686	280,000	284,291	270,000	274,138
Ser. 4, Class 3C, 5.28s, 2042 (United Kingdom)	177,000	178,284	500,000	503,628	503,000	506,650
Ser. 5, Class 2C, 5.13s, 2042 (United Kingdom)	169,000	169,739	445,000	446,947	405,000	406,772
Pillar Funding PLC 144A FRB
Ser. 04-1A, Class C1, 5.491s, 2011 (United Kingdom)	134,000	135,485	474,000	479,252	422,000	426,676
Ser. 04-2A, Class C, 5.371s, 2011 (United Kingdom)	--	--	183,000	184,093	169,000	170,009
Popular ABS Mortgage Pass-Through Trust FRB Ser. 04-4,
Class AV1, 4.719s, 2034	25,203	25,220	--	--	--	--
Providian Gateway Master Trust 144A
FRB Ser. 04-AA, Class D, 6.219s, 2011	100,000	101,518	266,000	270,038	265,000	269,023
FRB Ser. 04-BA, Class D, 5.769s, 2010	--	--	420,000	421,660	420,000	421,660
FRB Ser. 04-EA, Class D, 5.299s, 2011	217,000	218,823	125,000	126,050	116,000	116,974
Ser. 04-DA, Class D, 4.4s, 2011	--	--	201,000	195,724	186,000	181,118
Renaissance Home Equity Loan Trust
FRB Ser. 04-3, Class AV1, 4.799s, 2034	510,534	512,117	--	--	--	--
Ser. 03-4, Class S, IO, 3s, 2006	13,713	29	--	--	--	--
Renaissance NIM Trust 144A
Ser. 05-1, Class N, 4.7s, 2035	21,996	21,996	94,585	94,585	90,626	90,626
Ser. 04-A, Class Note, 4.45s, 2034	1,322	1,321	1,391	1,389	1,384	1,383
Residential Accredit Loans, Inc.
Ser. 04-QA5, Class A2, 4.981s, 2034	88,656	88,458	166,547	166,174	157,048	156,697
Ser. 04-QA6, Class NB1, 4.956s, 2034	299,188	298,261	832,136	829,557	799,740	797,261
Residential Asset Mortgage Products, Inc.
Ser. 02-SL1, Class AI3, 7s, 2032	169,017	168,692	551,031	549,970	346,658	345,990
Ser. 04-RZ2, Class A, IO, 4s, 2006	577,778	6,954	669,933	8,063	819,289	9,861
Residential Asset Securities Corp. FRB Ser. 04-KS10, Class A,
4.699s, 2029	72,000	72,000	--	--	--	--
Residential Asset Securities Corp. 144A
Ser. 04-N10B, Class A1, 5s, 2034	66,882	66,631	134,069	133,567	129,794	129,307
Ser. 04-NT, Class Note, 5s, 2034	84,803	83,531	123,247	121,398	132,858	130,865
Ser. 04-NT12, Class Note, 4.7s, 2035	--	--	46,502	46,303	49,122	48,912
Residential Asset Securities Corp. NIM Trust 144A Ser. 05-
NTR1, Class Note, 4 1/4s, 2035	7,143	7,142	19,749	19,746	18,813	18,810
Saco I Trust FRB Ser. 05-10, Class 1A1, 4.76s, 2033	249,000	249,000	594,000	594,000	654,000	654,000
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)	3,354	2,925	4,417	3,853	10,224	8,919
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)	18,358	8,195	4,166	1,860	--	--
Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman Islands)	3,718	3,488	--	--	--	--
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)	--	--	80,000	70,110	--	--
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)	21,810	18,324	3,593	3,019	2,060	1,731
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)	--	--	4,118	3,418	3,210	2,664
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)	--	--	14,711	7,910	11,584	6,228
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)	--	--	24,475	13,187	15,777	8,500
Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)	--	--	78,617	78,473	55,588	55,486
Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)	37,099	36,997	76,379	76,170	71,008	70,813
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)	46,849	46,655	229,593	228,642	292,886	291,673
Ser. 04-BN2A, Class A, 5s, 2034 (Cayman Islands)	14,973	14,914	38,331	38,181	37,732	37,584
Ser. 04-BNCA, Class A, 5s, 2034 (Cayman Islands)	--	--	11,412	11,385	10,515	10,490
Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)	--	--	32,236	32,144	49,973	49,829
Ser. 04-11A, Class A2, 4 3/4s, 2035 (Cayman Islands)	96,907	96,333	250,190	248,708	247,611	246,144
Ser. 05-2A, Class A, 4 3/4s, 2035 (Cayman Islands)	78,276	77,821	265,072	263,531	214,371	213,124
Ser. 04-5A, Class A, 4 1/2s, 2034 (Cayman Islands)	1,536	1,533	14,336	14,305	--	--
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)	77,430	77,001	198,204	197,105	194,592	193,513
Ser. 05-1A, Class A, 4 1/4s, 2035	96,985	96,189	269,539	267,326	259,032	256,905
Sasco Net Interest Margin Trust 144A
Ser. 05-NC1A, Class A, 4 3/4s, 2035	104,068	103,502	288,404	286,837	275,496	274,000
Ser. 05-WF1A, Class A, 4 3/4s, 2035	103,963	103,329	531,824	528,584	273,367	271,702
Saxon Asset Securities Trust FRB Ser. 04-3, Class A, 4.719s,
2034	229,545	229,603	--	--	--	--
Sequoia Mortgage Funding Co. 144A Ser. 04-A, Class AX1,
IO, 0.8s, 2008	5,851,703	41,195	--	--	--	--
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 03-HE1N, Class N, 6.9s, 2033	2,880	2,887	--	--	--	--
Ser. 04-4N, Class Note, 6.65s, 2034	--	--	13,837	13,837	12,812	12,812
Ser. 04-FM1N, Class N, 6.16s, 2033	2,476	2,487	--	--	--	--
Ser. 04-HS1N, Class Note, 5.92s, 2034	13,398	13,398	25,406	25,406	24,414	24,414
Ser. 04-HE2N, Class NA, 5.43s, 2034	11,104	10,993	20,432	20,228	18,877	18,689
Ser. 04-HE1N, Class Note, 4.94s, 2034	34,242	34,241	35,331	35,331	35,331	35,331
Ser. 03-0P1N, Class NA, 4.45s, 2033	1,501	1,501	2,053	2,053	4,090	4,090
Ser. 04-RM2N, Class NA, 4s, 2035	43,238	43,076	119,888	119,438	114,975	114,543
Ser. 04-HE4N, Class NA, 3 3/4s, 2034	83,804	83,385	233,128	231,962	223,986	222,866
Specialty Underwriting & Residential Finance Ser. 04-BC1,
Class X, IO, 2s, 2035	1,755,061	17,293	--	--	--	--
Structured Adjustable Rate Mortgage Loan Trust
Ser. 05-1, Class 1A1, 5.141s, 2035	546,722	546,382	1,619,481	1,618,473	1,618,003	1,616,996
Ser. 04-14, Class 1A, 5.088s, 2034	309,801	309,399	2,220,543	2,217,659	1,914,323	1,911,837
Ser. 04-20, Class 1A2, 5.072s, 2035	349,110	348,720	1,123,514	1,122,258	1,108,722	1,107,482
Ser. 04-18, Class 1A1, 5.019s, 2034	192,530	192,345	434,204	433,785	451,033	450,598
Ser. 04-16, Class 1A2, 4.999s, 2034	481,112	480,768	616,583	616,143	1,590,201	1,589,066
Ser. 04-12, Class 1A2, 4.987s, 2034	170,218	170,331	395,626	395,889	397,369	397,633
Ser. 04-10, Class 1A1, 4.914s, 2034	120,773	120,793	329,380	329,435	295,864	295,914
Ser. 04-4, Class 1A1, 4.738s, 2034	71,111	71,239	25,263	25,309	150,175	150,445
Ser. 04-8, Class 1A3, 4.69s, 2034	51,383	51,288	25,403	25,356	46,764	46,678
Ser. 04-6, Class 1A, 4.37s, 2034	407,341	405,563	1,436,415	1,430,145	1,286,342	1,280,727
Ser. 05-9, Class AX, IO, 0.937s, 2035	3,832,640	114,213	10,425,073	310,667	9,968,584	297,064
Ser. 04-19, Class 2A1X, IO, 0.549s, 2035	1,681,075	29,083	--	--	--	--
Structured Adjustable Rate Mortgage Loan Trust 144A Ser. 04-
NP2, Class A, 4.729s, 2034	125,265	125,278	484,525	484,574	501,060	501,111
Structured Asset Investment Loan Trust
Ser. 03-BC1A, Class A, 7 3/4s, 2033 (Cayman Islands)	8,944	8,944	16,432	16,432	14,050	14,050
FRB Ser. 04-9, Class A4, 4.679s, 2034	470,000	470,533	--	--	--	--
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
4.681s, 2015	--	--	1,169,138	1,152,331	1,126,316	1,110,125
Structured Asset Securities Corp.
IFB Ser. 05-10, Class 3A3, 7.758s, 2034	199,959	190,980	695,891	664,645	666,822	636,882
IFB Ser. 05-6, Class 5A8, 5.143s, 2035	166,364	149,311	910,838	817,477	910,838	817,477
Ser. 03-40A, Class 1A, 4.895s, 2034	62,518	62,867	200,057	201,174	150,043	150,881
Ser. 04-8, Class 1A1, 4.69s, 2034	109,694	109,492	265,575	265,086	230,935	230,510
Ser. 03-26A, Class 2A, 4.503s, 2033	137,020	137,485	381,662	382,956	339,738	340,890
Structured Asset Securities Corp. 144A
FRN Ser. 03-NP3, Class A1, 5.379s, 2033	61,258	61,264	16,656	16,657	15,290	15,292
FRB Ser. 03-NP2, Class A2, 4.929s, 2032	108,583	108,583	112,819	112,819	103,577	103,577
Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B, 4.799s,
2035	110,278	110,464	459,714	460,488	437,127	437,863
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038
(Cayman Islands)	--	--	349,000	340,750	299,000	291,932
TIAA Real Estate CDO, Ltd. 144A
FRB Ser. 02-1A, Class III, 7.6s, 2037 (Cayman Islands)	100,000	106,496	384,000	408,945	278,000	296,059
Ser. 02-1A, Class IIFX, 6.77s, 2037 (Cayman Islands)	200,000	208,039	--	--	--	--
Wells Fargo Home Equity Trust 144A
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)	25,000	24,500	184,000	180,323	171,000	167,583

Ser. 04-1N, Class A, 5s, 2034			--	--	21,848	21,811	--	--
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)			71,521	70,664	143,207	141,491	133,200	131,604
Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR9, Class 1A2, 4.353s, 2035			547,842	535,780	--	--	199,752	195,354
Ser. 05-AR12, Class 2A5, 4.321s, 2035			1,425,000	1,384,701	4,555,000	4,426,185	4,382,000	4,258,077
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035			--	--	9,846,000	147,690	9,480,000	142,200
WFS Financial Owner Trust
Ser. 05-1, Class D, 4 1/4s, 2012			80,883	79,627	--	--	66,609	65,575
Ser. 04-3, Class D, 4.07s, 2012			34,570	34,128	139,539	137,751	126,968	125,341
Ser. 04-4, Class D, 3.58s, 2012			75,720	74,495	60,576	59,596	58,511	57,564
Ser. 04-1, Class D, 3.17s, 2011			22,901	22,570	59,721	58,860	57,924	57,090
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 5.189s, 2044 (United Kingdom)			--	--	374,000	373,918	375,000	374,918
Whole Auto Loan Trust Ser. 03-1, Class C, 3.13s, 2010			2,702	2,681	41,304	40,987	35,128	34,858
Whole Auto Loan Trust 144A
Ser. 03-1, Class D, 6s, 2010			16,704	16,688	93,764	93,678	79,728	79,654
Ser. 04-1, Class D, 5.6s, 2011			63,026	62,563	180,172	178,848	291,153	289,014

Total asset-backed securities (cost $38,702,508,				$38,456,185		$86,257,289		$84,380,976
$87,600,021 and $85,662,315)

U.S. GOVERNMENT AND AGENCY MORTGAGE			Growth 1.4%		Balanced 4.7%		Conservative 8.4%
OBLIGATIONS(a)

			Principal amount	Value	Principal amount	Value	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations				--%		--%		--%

Government National Mortgage Association Pass-Through
Certificates
7s, with due dates from August 15, 2029 to September 15,
2029			$--	$--	$--	$--	$3,108	$3,272

U.S. Government Agency Mortgage Obligations				1.4%		4.7%		8.4%

Federal Home Loan Mortgage Corporation Pass-Through
Certificates
5 1/2s, June 1, 2035			91,351	90,695	456,757	453,474	456,757	453,474
5 1/2s, with due dates from August 1, 2012 to April 1, 2020			770,607	775,703	523,462	527,248	656,261	661,129
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from October 1, 2029 to December 1,
2035			1,747,070	1,824,997	3,275,790	3,422,435	7,034,576	7,339,592
7s, with due dates from December 1, 2015 to March 1,
2018			33,668	34,677	--	--	677,259	699,145
6 1/2s, with due dates from October 1, 2033 to November
1, 2034			459,277	471,136	1,360,491	1,395,877	1,277,410	1,310,393
6s, with due dates from June 1, 2031 to July 1, 2035			52,637	53,198	271,537	274,433	192,292	194,289
6s, TBA, January 1, 2036			1,500,000	1,513,477	8,500,000	8,576,367	9,100,000	9,181,758
5 1/2s, with due dates from March 1, 2035 to January 1,
2036			2,396,443	2,373,601	8,789,609	8,705,833	8,845,443	8,761,135
5 1/2s, with due dates from September 1, 2013 to May 1,
2020			15,772	15,886	1,499,519	1,510,016	1,070,327	1,077,640
5 1/2s, TBA, January 1, 2036			6,600,000	6,535,031	35,200,000	34,853,498	37,600,000	37,229,873
5s, with due dates from July 1, 2035 to August 1, 2035			--	--	59,031	57,263	63,628	61,721
5s, with due dates from March 1, 2019 to June 1, 2020			122,631	121,615	381,014	377,127	238,399	236,193
5s, TBA, January 1, 2035			750,000	726,445	4,250,000	4,116,524	4,550,000	4,407,102
5s, TBA, January 1, 2021			2,100,000	2,076,703	8,300,000	8,207,921	800,000	791,125
4 1/2s, with due dates from February 1, 2020 to November
1, 2020			241,212	234,607	--	--	1,000,530	973,131
4 1/2s, TBA, January 1, 2021			1,900,000	1,847,750	8,006,000	7,785,835	822,000	799,395
4s, with due dates from June 1, 2019 to October 1, 2020			1,366,691	1,305,080	3,213,572	3,066,227	2,410,298	2,299,941

				20,000,601		83,330,078		76,477,036

Total U.S. government and agency mortgage obligations				$20,000,601		$83,330,078		$76,480,308
(cost $20,000,542, $83,216,569 and $76,389,639)

U.S. TREASURY OBLIGATIONS(a)			Growth 0.1%		Balanced 0.2%		Conservative 0.3%

			Principal amount	Value	Principal amount	Value	Principal amount	Value

U.S. Treasury Notes
4 1/4s, August 15, 2014			$200,000	$197,844	$3,400,000	$3,363,344	$2,500,000	$2,473,047
4 1/4s, November 15, 2013			20,000	19,816	100,000	99,078	--	--
3 1/2s, November 15, 2009			1,700,000	1,647,805	--	--	--	--

Total U.S. treasury obligations (cost $1,892,016,				$1,865,465		$3,462,422		$2,473,047
$3,520,632 and $2,514,789)

PURCHASED OPTIONS OUTSTANDING(a)			Growth --%		Balanced --%		Conservative --%

	Expiration date/
	strike price		Contract amount	Value	Contract amount	Value	Contract amount	Value

Option on an interest rate swap with Citibank for the right to pay a fixed rate of 4.885% versus the three month LIBOR
maturing on January 11, 2016.	Jan 06 / $4.885		$2,757,000	$14,336	$8,804,000	$45,781	$7,822,000	$40,674
Option on an interest rate swap with Citibank for the right to receive a fixed rate of 4.885% versus the three month LIBOR
maturing on January 11, 2016.	Jan 06 / $4.885		2,757,000	6,341	8,804,000	20,249	7,822,000	17,991

Total purchased options outstanding (cost $73,336,				$20,677		$66,030		$58,665
$234,186 and $208,066)

WARRANTS(a)(NON)			Growth --%		Balanced --%		Conservative --%

	Expiration date	Strike price	Warrants	Value	Warrants	Value	Warrants	Value

Dayton Superior Corp. 144A	6/15/09	$0.01	630	$6	--	$--	330	$3
TravelCenters of America, Inc.	5/01/09	0.001	210	263	--	--	180	225
Ubiquitel, Inc. 144A	4/15/10	22.74	--	--	--	--	590	6

Total warrants (cost $11,879, $-- and $34,033)				$269		$--		$234

EQUITY VALUE CERTIFICATES(a) (cost $40,008, $-- and $--)			Growth --%		Balanced --%		Conservative --%

	Maturity date		Certificates	Value	Certificates	Value	Certificates	Value

ONO Finance PLC 144A (United Kingdom) (NON)	2/15/11		290	$3	--	$--	--	$--

UNITS(a) (cost $--, $161,960 and $154,918)			Growth --%		Balanced --%		Conservative --%

			Units	Value	Units	Value	Units	Value

Cendant Corp. unit 4.89s, 2006			--	$--	2,300	$114,605	2,200	$109,622

MUNICIPAL BONDS AND NOTES(a)			Growth --%		Balanced --%		Conservative --%

	Rating (RAT)		Principal amount	Value	Principal amount	Value	Principal amount	Value

NJ State Tpk. Auth. Rev. Bonds, Ser. B, AMBAC
4.252s, 1/1/16	Aaa		$--	$--	$240,000	$227,902	$190,000	$180,422
4.252s, 1/1/16 (Prerefunded)	Aaa		--	--	15,000	14,227	10,000	9,485

Total municipal bonds and notes (cost $--, $254,989 and				$--		$242,129		$189,907
$200,000)

SHORT-TERM INVESTMENTS(a)			Growth 7.9%		Balanced 15.0%		Conservative 28.7%

			Principal amount/		Principal amount/		Principal amount/
			Shares	Value	Shares	Value	Shares	Value

Ranger Funding Co., LLC for an effective yield of 4.32%,
January 31, 2006			$3,500,000	$3,487,400	$5,000,000	$4,982,000	$2,500,000	$2,491,000
Interest in $552,000,000 joint tri-party repurchase agreement dated December 30, 2005 with UBS Securities, LLC due
January 3, 2006 with respect to various U.S. Government
obligations -- maturity value of $--, $50,122,103 and
$42,643,506, respectively, for an effective yield of 4.33%
(collateralized by Fannie Mae securities with yields ranging from 4.0% to 10.0% and due dates ranging from July 1, 2006
to December 1, 2035 and Freddie Mac securities with yields
ranging from 3.5% to 12.0% and due dates ranging from July
1, 2006 to December 1, 2035).			--	--	50,098,000	50,098,000	42,623,000	42,623,000

Interest in $455,000,000 joint tri-party repurchase agreement dated December 30, 2005 with Bank of America, LLC due
January 3, 2006 with respect to various U.S. Government
obligations -- maturity value of $18,345,741, $-- and $--,
respectively, for an effective yield of 4.29% (collateralized by
Fannie Mae securities with a yield of 5.0%, due April 1, 2035).	18,337,000	18,337,000	--	--	--	--
Short-term investments held as collateral for loaned securities with yields ranging from 3.25% to 4.50% and due dates
ranging from January 3, 2006 to February 10, 2006 (d)	26,270,742	26,223,141	53,522,245	53,422,238	16,580,408	16,548,493
Putnam Prime Money Market Fund (e)	65,785,443	65,785,443	156,013,942	156,013,942	198,475,190	198,475,190

Total short-term investments (cost $113,832,984,		$113,832,984		$264,516,180		$260,137,683
$264,516,180 and $260,137,683)

TOTAL INVESTMENTS
Total investments (cost $1,335,161,343, $1,749,373,513		$1,474,792,664		$1,862,331,197		$958,477,496
and $917,347,108) (b)

Putnam Asset Allocation: Growth Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/05 (aggregate face value $140,702,852) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$26,226,426	$26,614,166	1/18/06	$ (387,740)
British Pound	25,214,981	25,540,091	3/15/06	(325,110)
Canadian Dollar	8,866,896	8,914,795	1/18/06	(47,899)
Danish Krone	754,878	752,231	3/15/06	2,647
Euro	28,798,832	28,947,479	3/15/06	(148,647)
Hong Kong Dollar	2,747,552	2,746,808	2/15/06	744
Japanese Yen	17,739,705	17,644,236	2/15/06	95,469
New Zealand Dollar	312,747	317,285	1/18/06	(4,538)
Swedish Krona	7,375,427	7,375,714	3/15/06	(287)
Swiss Franc	21,733,436	21,850,047	3/15/06	(116,611)

Total				$(931,972)

Putnam Asset Allocation: Growth Portfolio

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/05 (aggregate face value $275,421,257) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$24,208,514	$24,504,155	1/18/06	$295,641
British Pound	45,772,397	46,240,421	3/15/06	468,024
Canadian Dollar	13,416,802	13,354,644	1/18/06	(62,158)
Euro	67,211,616	67,403,001	3/15/06	191,385
Japanese Yen	51,152,142	51,153,285	2/15/06	1,143
Mexican Peso	4,237,492	4,156,897	1/18/06	(80,595)
Norwegian Krone	24,477,237	24,548,687	3/15/06	71,450
Singapore Dollar	3,002,438	2,947,546	2/15/06	(54,892)
Swedish Krona	26,734,492	26,749,135	3/15/06	14,643
Swiss Franc	14,226,060	14,363,486	3/15/06	137,426

Total				$982,067

Putnam Asset Allocation: Growth Portfolio
FUTURES CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	20	$1,958,729	Mar-06	$1,635
Dow Jones Euro Stoxx 50 Index (Short)	135	5,712,776	Mar-06	(70,453)
Euro 90 day (Long)	10	2,380,625	Mar-06	(20,063)
Euro 90 day (Short)	267	63,562,688	Mar-06	22,117
Euro 90 day (Long)	150	35,683,125	Jun-06	(36,366)
Euro 90 day (Long)	10	2,379,000	Sep-06	(14,788)
Euro 90 day (Short)	10	2,379,000	Sep-06	14,713
Euro 90 day (Short)	142	33,813,750	Mar-07	1,572
Euro-Bobl 5 yr (Long)	84	11,185,945	Mar-06	(22,047)
Euro-Bund 10 yr (Long)	168	24,141,273	Mar-06	132,251
FTSE 100 Index (Long)	127	12,242,624	Mar-06	192,134
FTSE 100 Index (Short)	45	4,337,938	Mar-06	(74,287)
Japanese Government Bond 10 yr (Long)	18	20,949,919	Mar-06	114,328
Russell 2000 Index Mini (Long)	18	1,220,940	Mar-06	(16,776)
Russell 2000 Index Mini (Short)	1,542	104,593,860	Mar-06	2,150,305
S&P 500 Index (Long)	8	2,509,600	Mar-06	(37,952)
S&P 500 Index Mini (Long)	3,410	213,934,875	Mar-06	(1,923,494)
S&P ASX 200 Index (Short)	168	14,558,502	Mar-06	(442,347)
S&P MidCap 400 Index Mini (Long)	3	222,960	Mar-06	(2,316)
Tokyo Price Index (Short)	33	4,595,839	Mar-06	(209,853)
U.K. Gilt 10 yr (Long)	28	5,500,694	Mar-06	54,705
U.S. Treasury Bond 20 yr (Long)	116	13,245,750	Mar-06	113,902
U.S. Treasury Bond 20 yr (Short)	44	5,024,250	Mar-06	(47,744)
U.S. Treasury Note 2 yr (Short)	34	6,976,375	Mar-06	8,929
U.S. Treasury Note 5 yr (Long)	31	3,296,656	Mar-06	(3,726)
U.S. Treasury Note 5 yr (Short)	94	9,996,313	Mar-06	(14,739)
U.S. Treasury Note 10 yr (Long)	82	8,971,313	Mar-06	23,034
U.S. Treasury Note 10 yr (Short)	366	40,042,688	Mar-06	(342,562)

Total				$(449,888)

Putnam Asset Allocation: Growth Portfolio
WRITTEN OPTIONS OUTSTANDING at 12/31/05 (premiums received $281,406)
(Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Comtech Telecommunications Corp. (Put)	$14,280	Jan 06 / $31.27	$19,289
Shanda Interactive Entertainment, Ltd. (Put)	14,669	Jan 06 / $14.39	8,158
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to	3,430,000	Jul 07 / $4.55	179,668
pay a fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to	3,430,000	Jul 07 / $4.55	67,459
receive a fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017

Total			$274,574

Putnam Asset Allocation: Growth Portfolio
TBA SALE COMMITMENTS OUTSTANDING at 12/31/05 (proceeds receivable $5,295,549) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, January 1, 2036	$2,955,000	1/12/06	$2,925,912
FNMA, 5s, January 1, 2036	750,000	1/12/06	726,445
FNMA, 4 1/2s, January 1, 2021	1,700,000	1/18/06	1,653,250

Total			$5,305,607

Putnam Asset Allocation: Growth Portfolio - Fund 250

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)

			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Bank of America, N.A. dated August 30, 2005 to receive semi-annually the notional amount multiplied by 4.53% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA.	$5,500,000	9/1/15	$ (108,391)

Agreement with Bank of America, N.A. dated October 19, 2005 to pay semi-annually the notional amount multiplied by 4.943% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	4,800,000	10/21/15	(7,969)

Agreement with Bank of America, N.A. dated March 31, 2005 to pay semi-annually the notional amount multiplied by 4.6375% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	2,500,000	4/6/10	18,581

Agreement with Bank of America, N.A. dated March 25, 2004 to pay semi-annually the notional amount multiplied by 3.075% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	1,000,000	3/30/09	45,048

Agreement with Bank of America, N.A. dated June 15, 2005 to pay semi-annually the notional amount multiplied by 4.555% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	740,000	6/17/15	21,020

Agreement with Bank of America, N.A. dated June 21, 2005 to pay semi-annually the notional amount multiplied by 4.466% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	260,000	6/23/15	9,143

Agreement with Bank of America, N.A. dated June 22, 2005 to pay semi-annually the notional amount multiplied by 4.39% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	130,000	6/24/15	5,319

Agreement with Bank of America, N.A. dated June 21, 2005 to pay semi-annually the notional amount multiplied by 4.45% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	110,000	6/23/15	4,000

Agreement with Credit Suisse First Boston International dated October
5, 2004 to receive semi-annually the notional amount multiplied by
4.624% and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.	13,580,000	10/7/14	(270,854)

Agreement with Credit Suisse First Boston International dated July 7,
2004 to pay semi-annually the notional amount multiplied by 4.945%
and receive quarterly the notional amount multiplied by the three
month USD-LIBOR.	687,400	7/9/14	(10,954)

Agreement with Credit Suisse First Boston International dated July 7,
2004 to receive semi-annually the notional amount multiplied by
2.931% and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.	588,600	7/9/06	(2,893)

Agreement with Deutsche Bank AG dated July 31, 2002 to pay
quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA and receive semi-annually the notional amount multiplied
by 5.7756%.	283,084	8/2/22	28,250

Agreement with Deutsche Bank AG dated July 31, 2002 to receive semi-annually the notional amount multiplied by the three month USD-
LIBOR-BBA and pay quarterly the notional amount multiplied by
5.86%.	317,679	8/2/32	(41,490)

Agreement with Goldman Sachs Capital Markets, L.P. dated June 10,
2002 to pay quarterly the notional amount multiplied by the three month LIBOR-BBA and receive semi-annually the notional amount
multiplied by 5.405%.	2,448,129	8/15/10	(89,976)

Agreement with Goldman Sachs Capital Markets, L.P. dated July 30,
2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional
amount multiplied by 5.845%.	570,000	8/1/22	61,510

Agreement with Goldman Sachs Capital Markets, L.P. dated July 30,
2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount
multiplied by 5.919%.	639,659	8/1/32	(89,239)

Agreement with Goldman Sachs Capital Markets, L.P. dated August 8,
2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional
amount multiplied by 5.601%.	283,084	8/12/22	22,452

Agreement with Goldman Sachs Capital Markets, L.P. dated August 8,
2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount
multiplied by 5.689%.	317,679	8/12/32	(33,286)

Agreement with JPMorgan Chase Bank, N.A. dated August 23, 2005 to pay semi-annually the notional amount multiplied by 4.4725% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR-BBA.	17,000,000	8/25/10	88,029

Agreement with JPMorgan Chase Bank, N.A. dated August 31, 2005 to receive semi-annually the notional amount multiplied by 4.4505% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA.	13,000,000	9/2/15	(338,936)

Agreement with JPMorgan Chase Bank, N.A. dated October 19, 2005 to pay semi-annually the notional amount multiplied by 4.916% and receive quarterly the notional amount multiplied by the three month
LIBOR.	4,400,000	10/21/15	877

Agreement with JPMorgan Chase Bank, N.A. dated June 27, 2005 to receive semi-annually the notional amount multiplied by 4.296% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	2,210,000	6/29/15	(105,722)

Agreement with JPMorgan Chase Bank, N.A. dated June 14, 2005 to pay semi-annually the notional amount multiplied by 4.538% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	640,000	6/16/15	18,992

Agreement with JPMorgan Chase Bank, N.A. dated July 29, 2005 to pay semi-annually the notional amount multiplied by 4.6757% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	466,000	8/2/15	(3,456)

Agreement with JPMorgan Chase Bank, N.A. dated June 22, 2005 to receive semi-annually the notional amount multiplied by 4.387% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	160,000	6/24/15	6,787

Agreement with Lehman Brothers Special Financing, Inc. dated March
7, 2005 to pay semi-annually the notional amount multiplied by
3.9425% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	8,000,000	3/9/07	6,911

Agreement with Lehman Brothers Special Financing, Inc. dated March
7, 2005 to pay semi-annually the notional amount multiplied by
4.7025% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	7,000,000	3/9/15	32,546

Agreement with Lehman Brothers Special Financing, Inc. dated
October 6, 2005 to pay semi-annually the notional amount multiplied by 4.687% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	5,100,000	10/11/10	34,718

Agreement with Lehman Brothers Special Financing, Inc. dated
December 9, 2003 to receive semi-annually the notional amount multiplied by 4.641% and pay quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.	2,517,000	12/15/13	(43,995)

Agreement with Lehman Brothers Special Financing, Inc. dated May
21, 2003 to pay semi-annually the notional amount multiplied by
3.1001% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR.	2,227,000	1/15/10	129,914

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 1.999% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	925,000	1/26/06	862

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 2.008% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	903,000	1/23/06	765

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 2.009% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	903,000	1/23/06	761

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 2.007% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	485,000	1/26/06	431

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 4.375% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	306,000	1/26/14	7,431

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 4.408% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	298,000	1/23/14	6,561

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 4.419% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	298,000	1/23/14	6,526

Agreement with Lehman Brothers Special Financing, Inc. dated July
31, 2002 to pay semi-annually the notional amount multiplied by
5.152% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	283,084	8/2/22	28,250

Agreement with Lehman Brothers Special Financing, Inc. dated July
31, 2002 to pay semi-annually the notional amount multiplied by
5.152% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	275,120	8/2/12	(7,908)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 11, 2003 to pay semi-annually the notional amount
multiplied by 4.710% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	260,000	12/15/13	3,382

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 4.379% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	157,000	1/26/14	3,769

Agreement with Lehman Brothers Special Financing, Inc. dated
December 12, 2003 to pay semi-annually the notional amount
multiplied by 4.579% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	104,000	12/16/13	2,248

Agreement with Lehman Brothers Special Financing, Inc. dated
December 15, 2005 to pay semi-annually the notional amount
multiplied by 5.0265% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	10,016,000	12/19/15	(67,252)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 6, 2005 to pay semi-annually the notional amount multiplied by 4.9425% and receive quarterly the notional amount multiplied by
the three month USD-LIBOR-BBA.	2,611,000	12/8/10	(7,859)

Agreement with Merrill Lynch Capital Services, Inc. dated February 28,
2001 to pay semi-annually the notional amount multiplied by 5.815%
and receive quarterly the notional amount multiplied by the three
month USD-LIBOR-BBA.	7,200,000	3/2/11	(417,445)

Agreement with Merrill Lynch Capital Services, Inc. dated February 28,
2001 to pay semi-annually the notional amount multiplied by 5.485%
and receive quarterly the notional amount multiplied by the three
month USD-LIBOR-BBA.	2,500,000	3/2/06	(40,394)

Agreement with Merrill Lynch Capital Services, Inc. dated July 30,
2002 to pay quarterly the notional amount multiplied by the three month LIBOR-BBA and receive semi-annually the notional amount
multiplied by 5.845%.	570,000	8/1/22	61,510

Agreement with Merrill Lynch Capital Services, Inc. dated July 30,
2002 to receive quarterly the notional amount multiplied by the three month LIBOR-BBA and pay semi-annually the notional amount
multiplied by 5.204%.	553,964	8/1/12	(17,668)

Agreement with Merrill Lynch Capital Services, Inc. dated August 8,
2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional
amount multiplied by 5.601%.	283,084	8/12/22	22,452

Agreement with Merrill Lynch Capital Services, Inc. dated August 8,
2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount
multiplied by 4.94%.	275,120	8/13/12	(4,398)

Total			$(1,031,040)

Putnam Asset Allocation: Growth Portfolio - Fund 250

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Citibank, N.A. dated July 7, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index adjusted by a modified duration factor and an accrual of 50 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed Securities Index adjusted by a modified
duration factor.	$26,593,000	1/1/06	$58,337

Agreement with Citigroup Global Markets Limited dated July 21, 2005 to receive/(pay) semi-annually the notional amount multiplied by the total rate of return of the Quanta Computer and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA less 375
basis points.	236,655	1/23/06	(5,826)

Agreement with Citigroup Global Markets Limited dated July 21, 2005 to receive/(pay) semi-annually the notional amount multiplied by the total rate of return of the RIL IN and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA less 350 basis
points.	438,933	1/5/06	154,037

Agreement with Deutsche Bank AG dated February 1, 2005 to receive at maturity the notional amount multiplied by the return of the Lehman
Brothers U.S. Corporate High Yield Index and pay at maturity the notional amount multiplied by the six month USD-LIBOR-BBA adjusted
by a specified spread.	6,499,818	2/1/06	13,725

Agreement with Deutsche Bank AG dated September 8, 2005 to
receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 25 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.	913,000	3/1/06	1,694

Agreement with Deutsche Bank AG dated February 16, 2005 to
receive/(pay) semi-annually the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward
variance.	3,124,498	2/16/06	(1,421,467)

Agreement with Deutsche Bank AG dated August 3, 2005 to pay at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor and an accrual of 15 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by
a modified duration factor.	2,093,000	1/1/06	2,763

Agreement with Deutsche Bank AG dated July 12, 2005 to pay at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor and an accrual of 40 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by
a modified duration factor.	24,500,000	1/1/06	(49,588)

Agreement with Goldman Sachs Capital Markets, L.P. dated May 16,
2005 to receive/(pay) at maturity the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward
variance.	4,785,561	11/17/06	3,056,171

Agreement with Goldman Sachs Capital Markets, L.P. dated
September 8, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 30 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA
8.5+ Commercial Mortgage Backed Securities Index and pay at
maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor.	3,925,000	4/1/06	5,323

Agreement with JPMorgan Chase Bank, N.A. dated September 19,
2005 to pay quarterly the notional amount multiplied by the return of the Russell 2000 Total Return Index and receive quarterly the notional amount multiplied by the three month USD-LIBOR adjusted by a
specified spread.	75,417,123	2/21/06	1,294,669

Agreement with JPMorgan Chase Bank, N.A. dated August 16, 2005 to receive/(pay) quarterly the notional amount multiplied by the return of the S&P US 500 TR Index and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	21,663,942	2/21/06	(241,384)

Agreement with JPMorgan Chase Bank, N.A. dated October 28, 2005 to receive/(pay) quarterly the notional amount multiplied by Standard and Poor's 500 Commercial Banks Industry Index and receive
quarterly the notional amount multiplied by the three month USD-
LIBOR minus 35 basis points.	26,403,226	5/3/06	(874,106)

Agreement with JPMorgan Chase Bank, N.A. dated October 28, 2005 to receive/(pay) quarterly the notional amount multiplied by Standard and Poor's 500 Energy Index and pay quarterly the notional amount
multiplied by the three month USD-LIBOR plus 30 basis points.	26,403,536	5/3/06	785,488

Agreement with JPMorgan Chase Bank, N.A dated March 31, 2005 to receive/(pay) quarterly the notional amount multiplied by Russell 2000
Total Return Index and receive quarterly the notional amount multiplied
by the three month USD-LIBOR .	53,535,962	4/5/06	(178,377)

Agreement with JPMorgan Chase Bank, N.A. dated August 16, 2005 to receive/(pay) quarterly the notional amount multiplied by the return of the Russell 1000 Total Return Growth Index and pay quarterly the notional amount multiplied by the three month USD-LIBOR adjusted by
a specified spread.	21,878,968	2/21/06	154,012

Agreement with Lehman Brothers Finance, S.A. dated August 31,
2005 to receive/(pay) semi-annually the notional amount multiplied by the return of the Lehman Brothers US ABS Floating Rate Index HEL
Aggregate Component and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA adjusted by a specified
spread.	5,500,000	3/1/06	(6,632)

Agreement with Lehman Brothers Special Financing, Inc. dated
September 29, 2005 to receive/(pay) monthly the notional amount multiplied by the return of the Lehman Brothers U.S. High Yield Index and receive monthly the notional amount multiplied by the one year
USD-LIBOR minus 25 basis points.	3,999,728	10/1/06	(14,308)

Agreement with Lehman Brothers Special Financing, Inc. dated
August 5, 2005 to pay monthly the notional amount multiplied by US one month LIBOR minus 5 basis points and receive/(pay) monthly the price appreciation (depreciation) of the Lehman Brothers US ABS
Floating Rate Index HEL Aggregate Component.	15,000,000	1/1/06	(1,563)

Agreement with Morgan Stanley & Co. International Limited dated
August 8, 2005 to receive at maturity the price appreciation on the
Wan Hai Lines and pay at maturity the price depreciation on the Wan
Hai Lines and an accrual of the six month USD-LIBOR less 500 basis
points.	311,099	2/11/06	15,968

Agreement with Morgan Stanley & Co. International Limited dated
September 16, 2005 to receive quarterly the price appreciation on the
MSCI India Net Divs Reinvested USD and pay quarterly the price depreciation on the MSCI India Net Divs Reinvested USD and an
accrual of the three month USD-LIBOR less 337.5 basis points.	1,519,025	5/4/06	24,803

Total			$2,773,739

Putnam Asset Allocation: Growth Portfolio - Fund 250

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)
		Unrealized
	Notional	appreciation/
	amount	(depreciation)

Agreement with JPMorgan Chase Bank, N.A. on September 1, 2005, maturing on
September 20, 2010, to pay quarterly 460 basis points times the notional amount. Upon a credit default event of General Motors Acceptance Corp., the fund receives a payment of the proportional notional amount times the difference between the par value and the then
market value of General Motors Acceptance Corp.	$150,000	$(659)

Agreement with JPMorgan Chase Bank, N.A. on April 25, 2005, maturing on June 20,
2010, to receive a quarterly payment of 3.70% times the notional amount. Upon a credit default event of Felcor Lodging L.P., 8 1/2, 2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-
market value of Felcor Lodging L.P., 8 1/2, 2011.	120,000	6,162

Total		$5,503

Putnam Asset Allocation: Balanced Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/05 (aggregate face value $160,379,831) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$28,636,465	$28,975,734	1/18/06	$ (339,269)
British Pound	31,005,738	31,406,329	3/15/06	(400,591)
Canadian Dollar	13,800,735	13,848,694	1/18/06	(47,959)
Euro	23,173,601	23,358,024	3/15/06	(184,423)
Hong Kong Dollar	1,624,572	1,624,133	2/15/06	439
Japanese Yen	23,862,746	23,707,998	2/15/06	154,748
New Zealand Dollar	505,154	512,484	1/18/06	(7,330)
Swedish Krona	9,032,429	9,032,558	3/15/06	(129)
Swiss Franc	27,760,872	27,913,877	3/15/06	(153,005)

Total				$(977,519)

Putnam Asset Allocation: Balanced Portfolio

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/05 (aggregate face value $308,224,967) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$26,402,455	$26,684,587	1/18/06	$ 282,132
British Pound	56,232,847	56,808,650	3/15/06	575,803
Canadian Dollar	15,955,975	15,897,736	1/18/06	(58,239)
Danish Krone	887,924	884,810	3/15/06	(3,114)
Euro	74,308,617	74,561,082	3/15/06	252,465
Japanese Yen	58,006,448	58,152,063	2/15/06	145,615
Norwegian Krone	30,394,797	30,484,710	3/15/06	89,913
Singapore Dollar	3,344,770	3,307,088	2/15/06	(37,682)
Swedish Krona	27,491,702	27,506,864	3/15/06	15,162
Swiss Franc	13,801,222	13,937,377	3/15/06	136,155

Total				$1,398,210

Putnam Asset Allocation: Balanced Portfolio
FUTURES CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	24	$2,350,475	Mar-06	$1,962
Dow Jones Euro Stoxx 50 Index (Short)	154	6,516,796	Mar-06	(80,368)
Euro 90 day (Long)	3	714,188	Mar-06	(4,848)
Euro 90 day (Long)	429	102,053,738	Jun-06	(19,823)
Euro 90 day (Short)	429	102,155,625	Mar-07	4,700
Euro-Bobl 5 yr (Long)	102	13,582,934	Mar-06	(26,770)
Euro-Bund 10 yr (Long)	206	29,601,799	Mar-06	162,165
FTSE 100 Index (Long)	102	9,832,658	Mar-06	154,312
FTSE 100 Index (Short)	51	4,916,329	Mar-06	(84,191)
Japanese Government Bond 10 yr (Long)	22	25,605,457	Mar-06	139,735
Russell 2000 Index Mini (Long)	27	1,831,410	Mar-06	(25,164)
Russell 2000 Index Mini (Short)	1,647	111,716,010	Mar-06	2,302,155
S&P 500 Index (Long)	11	3,450,700	Mar-06	(59,516)
S&P 500 Index Mini (Long)	3,406	213,683,925	Mar-06	(1,921,401)
S&P 500 Index Mini (Short)	315	19,762,313	Mar-06	176,146
S&P ASX 200 Index (Short)	127	11,005,534	Mar-06	(334,393)
S&P MidCap 400 Index Mini (Long)	4	297,280	Mar-06	(3,088)
Tokyo Price Index (Short)	38	5,292,179	Mar-06	(241,650)
U.K. Gilt 10 yr (Long)	34	6,679,415	Mar-06	66,428
U.S. Treasury Bond 20 yr (Long)	240	27,405,000	Mar-06	226,758
U.S. Treasury Note 2 yr (Short)	115	23,596,563	Mar-06	30,201
U.S. Treasury Note 5 yr (Long)	471	50,087,906	Mar-06	(56,605)
U.S. Treasury Note 10 yr (Short)	611	66,847,219	Mar-06	(541,787)

Total				$(135,042)

Putnam Asset Allocation: Balanced Portfolio
WRITTEN OPTIONS OUTSTANDING at 12/31/05 (premiums received $1,551,939) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Comtech Telecommunications Corp. (Put)	$15,596	Jan 06 / $31.27	$21,067
S&P 500 Index Depositary Receipts (SPDR Trust Series I) (Call)	50,760	Jan 06 / $132.58	5
Shanda Interactive Entertainment, Ltd. (Put)	16,030	Jan 06 / $14.39	8,914

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to
pay a fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017	19,820,000	Jul 07 / $4.55	1,038,198

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to
receive a fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017	19,820,000	Jul 07 / $4.55	389,808

Total			$1,457,992

Putnam Asset Allocation: Balanced Portfolio

TBA SALE COMMITMENTS OUTSTANDING at 12/31/05 (proceeds receivable $24,061,555) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, January 1, 2036	$13,200,000	1/12/06	$13,070,062
FNMA, 5s, January 1, 2036	4,250,000	1/12/06	4,116,524
FNMA, 4 1/2s, January 1, 2021	7,100,000	1/18/06	6,904,750

Total			$24,091,336

Putnam Asset Allocation: Balanced Portfolio - Fund 259

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Bank of America, N.A. dated May 18, 2005 to pay semi-annually the notional amount multiplied by 3.95% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	$53,000,000	5/21/07	$654,447

Agreement with Bank of America, N.A. dated January 12, 2005 to receive semi-annually the notional amount multiplied by 4.106% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	27,200,000	1/14/10	(472,130)

Agreement with Bank of America, N.A. dated January 26, 2004 to receive semi-annually the notional amount multiplied by 5.2125% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	20,743,000	1/28/24	709,528

Agreement with Bank of America, N.A. dated March 31, 2005 to pay semi-annually the notional amount multiplied by 4.6375% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	18,600,000	4/6/10	138,241

Agreement with Bank of America, N.A. dated December 20, 2004 to pay semi-annually the notional amount multiplied by 3.965% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	17,346,000	12/22/09	559,046

Agreement with Bank of America, N.A. dated October 19, 2005 to pay semi-annually the notional amount multiplied by 4.943% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	8,600,000	10/21/15	(14,277)

Agreement with Bank of America, N.A. dated March 25, 2004 to pay semi-annually the notional amount multiplied by 3.075% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	7,100,000	3/30/09	319,844

Agreement with Bank of America, N.A. dated June 15, 2005 to pay semi-annually the notional amount multiplied by 4.555% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	4,410,000	6/17/15	125,268

Agreement with Bank of America, N.A. dated June 21, 2005 to pay semi-annually the notional amount multiplied by 4.466% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	1,590,000	6/23/15	55,910

Agreement with Bank of America, N.A. dated August 30, 2005 to receive semi-annually the notional amount multiplied by 4.53% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA.	1,500,000	9/1/15	(29,561)

Agreement with Bank of America, N.A. dated June 22, 2005 to pay semi-annually the notional amount multiplied by 4.39% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	800,000	6/24/15	32,733

Agreement with Bank of America, N.A. dated June 21, 2005 to pay semi-annually the notional amount multiplied by 4.45% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	660,000	6/23/15	24,003

Agreement with Credit Suisse First Boston International dated March
5, 2004 to receive semi-annually the notional amount multiplied by
3.195% and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.	9,662,000	3/9/09	(397,006)

Agreement with Credit Suisse First Boston International dated July 7,
2004 to receive semi-annually the notional amount multiplied by
2.931% and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.	5,321,200	7/9/06	(26,154)

Agreement with Deutsche Bank AG dated July 31, 2002 to pay
quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA and receive semi-annually the notional amount multiplied
by 5.7756%.	1,251,434	8/2/22	124,887

Agreement with Deutsche Bank AG dated July 31, 2002 to receive semi-annually the notional amount multiplied by the three month USD-
LIBOR-BBA and pay quarterly the notional amount multiplied by
5.86%.	1,404,369	8/2/32	(183,416)

Agreement with Goldman Sachs Capital Markets, L.P. dated June 10,
2002 to pay quarterly the notional amount multiplied by the three month LIBOR-BBA and receive semi-annually the notional amount
multiplied by 5.405%.	9,013,565	8/15/10	(331,273)

Agreement with Goldman Sachs Capital Markets, L.P. dated July 30,
2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional
amount multiplied by 5.845%.	2,515,000	8/1/22	271,400

Agreement with Goldman Sachs Capital Markets, L.P. dated July 30,
2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount
multiplied by 5.919%.	2,822,353	8/1/32	(393,750)

Agreement with Goldman Sachs Capital Markets, L.P. dated August 8,
2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional
amount multiplied by 5.601%.	1,251,434	8/12/22	99,251

Agreement with Goldman Sachs Capital Markets, L.P. dated August 8,
2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount
multiplied by 5.689%.	1,404,369	8/12/32	(147,149)

Agreement with JPMorgan Chase Bank, N.A. dated March 3, 2005 to receive semi-annually the notional amount multiplied by 4.798% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	20,700,000	3/7/15	55,546

Agreement with JPMorgan Chase Bank, N.A. dated June 27, 2005 to receive semi-annually the notional amount multiplied by 4.296% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	13,300,000	6/29/15	(636,246)

Agreement with JPMorgan Chase Bank, N.A. dated October 19, 2005 to pay semi-annually the notional amount multiplied by 4.916% and receive quarterly the notional amount multiplied by the three month
LIBOR.	7,800,000	10/21/15	1,554

Agreement with JPMorgan Chase Bank, N.A. dated June 14, 2005 to pay semi-annually the notional amount multiplied by 4.538% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	3,840,000	6/16/15	113,953

Agreement with JPMorgan Chase Bank, N.A. dated August 31, 2005 to receive semi-annually the notional amount multiplied by 4.4505% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA.	4,000,000	9/2/15	(104,288)

Agreement with JPMorgan Chase Bank, N.A. dated July 29, 2005 to pay semi-annually the notional amount multiplied by 4.6757% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	2,690,000	8/2/15	(19,947)

Agreement with JPMorgan Chase Bank, N.A. dated June 22, 2005 to receive semi-annually the notional amount multiplied by 4.387% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	960,000	6/24/15	40,720

Agreement with Lehman Brothers Special Financing, Inc. dated July
13, 2005 to pay semi-annually the notional amount multiplied by 4.38%
and receive quarterly the notional amount multiplied by the three
month USD-LIBOR-BBA.	12,000,000	7/15/10	97,133

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 1.999% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	6,919,000	1/26/06	6,445

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 2.008% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	6,752,000	1/23/06	5,717

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 2.009% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	6,752,000	1/23/06	5,688

Agreement with Lehman Brothers Special Financing, Inc. dated June
14, 2005 to pay semi-annually the notional amount multiplied by
4.0525% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	6,500,000	6/16/07	(74,149)

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 2.007% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	3,627,000	1/26/06	3,217

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 4.375% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	2,288,000	1/26/14	55,557

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 4.408% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	2,232,000	1/23/14	49,142

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 4.419% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	2,232,000	1/23/14	48,878

Agreement with Lehman Brothers Special Financing, Inc. dated
December 11, 2003 to pay semi-annually the notional amount
multiplied by 4.710% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	2,247,000	12/15/13	29,228

Agreement with Lehman Brothers Special Financing, Inc. dated June
14, 2005 to pay semi-annually the notional amount multiplied by
4.5475% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	1,800,000	6/16/15	(52,112)

Agreement with Lehman Brothers Special Financing, Inc. dated July
31, 2002 to pay semi-annually the notional amount multiplied by
5.152% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	1,251,434	8/2/22	124,887

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 4.379% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	1,172,000	1/26/14	28,133

Agreement with Lehman Brothers Special Financing, Inc. dated July
31, 2002 to pay semi-annually the notional amount multiplied by
5.152% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	1,216,226	8/2/12	(34,959)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 12, 2003 to pay semi-annually the notional amount
multiplied by 4.579% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	1,161,000	12/16/13	25,098

Agreement with Lehman Brothers Special Financing, Inc. dated
December 9, 2003 to receive semi-annually the notional amount multiplied by 4.641% and pay quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.	490,000	12/15/13	(8,565)

Agreement with Merrill Lynch Capital Services, Inc. dated July 30,
2002 to pay quarterly the notional amount multiplied by the three month LIBOR-BBA and receive semi-annually the notional amount
multiplied by 5.845%.	2,515,000	8/1/22	271,400

Agreement with Merrill Lynch Capital Services, Inc. dated July 30,
2002 to receive quarterly the notional amount multiplied by the three month LIBOR-BBA and pay semi-annually the notional amount
multiplied by 5.204%.	2,444,243	8/1/12	(77,951)

Agreement with Merrill Lynch Capital Services, Inc. dated August 8,
2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional
amount multiplied by 5.601%.	1,251,434	8/12/22	99,251

Agreement with Merrill Lynch Capital Services, Inc. dated August 8,
2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount
multiplied by 4.94%.	1,216,226	8/13/12	(19,445)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 15, 2005 to pay semi-annually the notional amount
multiplied by 5.0265% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	30,500,000	12/19/15	(204,095)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 6, 2005 to pay semi-annually the notional amount multiplied by 4.9425% and receive quarterly the notional amount multiplied by
the three month USD-LIBOR-BBA.	4,273,000	12/8/10	(13,103)

Total			$936,529

Putnam Asset Allocation: Balanced Portfolio - Fund 259

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Citibank, N.A. dated July 7, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index adjusted by a modified duration factor and an accrual of 50 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed Securities Index adjusted by a modified
duration factor.	$6,000,000	1/1/06	$13,162

Agreement with Deutsche Bank AG dated February 16, 2005 to
receive/(pay) semi-annually the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward
variance.	4,409,606	2/16/06	(2,006,117)

Agreement with Deutsche Bank AG dated August 3, 2005 to pay at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor and an accrual of 15 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by
a modified duration factor.	6,000,000	1/1/06	7,920

Agreement with Deutsche Bank AG dated September 8, 2005 to
receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 25 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.	2,968,000	3/1/06	5,509

Agreement with Deutsche Bank AG dated February 1, 2005 to receive at maturity the notional amount multiplied by the return of the Lehman
Brothers U.S. Corporate High Yield Index and pay at maturity the notional amount multiplied by the six month USD-LIBOR-BBA adjusted
by a specified spread.	3,999,770	2/1/06	8,445

Agreement with Goldman Sachs Capital Markets, L.P. dated May 16,
2005 to receive/(pay) at maturity the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward
variance.	6,753,865	11/17/06	4,313,176

Agreement with Goldman Sachs Capital Markets, L.P. dated
September 8, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 30 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA
8.5+ Commercial Mortgage Backed Securities Index and pay at
maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor.	12,759,500	4/1/06	17,302

Agreement with Goldman Sachs dated December 23, 2005 to
receive/(pay) a premium based on the difference between the market price of Ford Credit Auto Owner Trust Series 2005-B Class D and par
on day of execution and receive monthly the notional amount
multiplied by 678 basis points and pay monthly the one month USD-
LIBOR. At maturity/termination the fund receives the coupon and price appreciation of Ford Credit Auto Owner Trust 2005-B Class D and
pays the one month USD LIBOR and the price depreciation of Ford
Credit Auto Owner Trust 2005-B Class D.	768,000	9/15/11	4,531

Agreement with JPMorgan Chase Bank, N.A. dated September 19,
2005 to pay quarterly the notional amount multiplied by the return of the Russell 2000 Total Return Index and receive quarterly the notional amount multiplied by the three month USD-LIBOR adjusted by a
specified spread.	20,505,576	2/21/06	352,155

Agreement with JPMorgan Chase Bank, N.A. dated August 16, 2005 to receive/(pay) quarterly the notional amount multiplied by the return of the S&P US 500 TR Index and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	27,561,142	2/21/06	(307,093)

Agreement with JPMorgan Chase Bank, N.A. dated October 28, 2005 to receive/(pay) quarterly the notional amount multiplied by Standard and Poor's 500 Commercial Banks Industry Index and receive
quarterly the notional amount multiplied by the three month USD-
LIBOR minus 35 basis points.	33,414,167	5/3/06	(1,106,210)

Agreement with JPMorgan Chase Bank, N.A. dated October 28, 2005 to receive/(pay) quarterly the notional amount multiplied by Standard and Poor's 500 Energy Index and pay quarterly the notional amount
multiplied by the three month USD-LIBOR plus 30 basis points.	33,414,393	5/3/06	994,057

Agreement with JPMorgan Chase Bank, N.A dated March 31, 2005 to receive/(pay) quarterly the notional amount multiplied by Russell 2000
Total Return Index and receive quarterly the notional amount multiplied
by the three month USD-LIBOR .	128,578,630	4/5/06	(428,412)

Agreement with JPMorgan Chase Bank, N.A. dated August 16, 2005 to receive/(pay) quarterly the notional amount multiplied by the return of the Russell 1000 Total Return Growth Index and pay quarterly the notional amount multiplied by the three month USD-LIBOR adjusted by
a specified spread.	27,834,453	2/21/06	195,934

Agreement with Lehman Brothers Finance, S.A. dated August 31,
2005 to receive/(pay) semi-annually the notional amount multiplied by the return of the Lehman Brothers US ABS Floating Rate Index HEL
Aggregate Component and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA adjusted by a specified
spread.	31,400,000	3/1/06	(37,805)

Agreement with Lehman Brothers Special Financing, Inc. dated
September 29, 2005 to receive/(pay) monthly the notional amount multiplied by the return of the Lehman Brothers U.S. High Yield Index and receive monthly the notional amount multiplied by the one year
USD-LIBOR minus 25 basis points.	4,999,856	10/1/06	(17,885)

Total			$2,008,669

Putnam Asset Allocation: Balanced Portfolio - Fund 259

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)
		Unrealized
	Notional	appreciation/
	amount	(depreciation)

Agreement with Bank of America, N.A. on September 13, 2005, maturing on June
20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ CDX IG HVOL Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ CDX IG HVOL
Series 4 Index.	$1,080,000	$6,792

Agreement with Bank of America, N.A. on July 26, 2005, maturing on September 20,
2012, to receive quarterly 64 basis points times the notional amount. Upon a credit default event of Waste Management, 7.375%, 8/1/10, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of Waste Management, 7.375%, 8/1/10.	240,000	579

Agreement with Citigroup Financial Products, Inc. on August 19, 2005, maturing on
June 20, 2012, to receive quarterly 62 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
Series 4 Index, 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ IG CDX Series 4 Index, 7-10% tranche.	1,416,000	7,915

Agreement with Citigroup Financial Products, Inc. on August 19, 2005, maturing on
June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the
DJ IG CDX Series 4 Index.	1,416,000	(538)

Agreement with Deutsche Bank AG on July 22, 2005, maturing on September 20,
2010, to receive quarterly 41 basis points times the notional amount. Upon a credit default event of France Telecomm, 7.25%, 1/28/13, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of France Telecomm, 7.25%, 1/28/13.	410,000	983

Agreement with Deutsche Bank AG on September 9, 2004, maturing on September
20, 2014, to receive a quarterly payment of 0.58% times the notional amount. Upon a credit default event of CVS Corp., 5.625%, 3/15/06, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of CVS Corp., 5.625%, 3/15/06.	95,000	(159)

Agreement with Goldman Sachs Capital Markets, L.P. on November 17, 2005,
maturing on December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 85 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the CDX IG HVOL Series 5
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity
within the CDX IG HVOL Series 5 Index.	522,000	(2,141)

Agreement with Goldman Sachs Capital Markets, L.P. on November 18, 2005,
maturing on December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 45 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the CDX IG Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the
CDX IG Series 5 Index.	6,025,000	(13,748)

Agreement with Goldman Sachs Capital Markets, L.P. on December 2, 2005,
maturing on December 20, 2012, to receive quarterly 31.25 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the CDX IG Series 5 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX IG Series 5 Index,10-15%
tranche.	775,000	968

Agreement with Goldman Sachs Capital Markets, L.P. on December 2, 2005,
maturing on December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 85 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the CDX IG HVOL Series 5
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity
within the CDX IG HVOL Series 5 Index.	522,000	(993)

Agreement with Goldman Sachs Capital Markets, L.P. on December 2, 2005,
maturing on December 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the CDX IG Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the
CDX IG Series 5 Index.	387,500	(856)

Agreement with Goldman Sachs Capital Markets, L.P. on December 2, 2005,
maturing on December 20, 2010, to pay quarterly 113 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the
CDX IG Series 5 Index, 3-7% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX IG Series 5 Index, 3-7%
tranche.	261,000	240

Agreement with Goldman Sachs Capital Markets, L.P. on August 4, 2005, maturing on September 20, 2010, to receive quarterly 49 basis points times the notional amount. Upon a credit default event of Goodrich Corp. 7 5/8s, 12/15/12, the fund makes a payment of the proportional notional amount times the difference between
the par value and the then-market value of Goodrich Corp. 7 5/8s, 12/15/12.	195,000	32

Agreement with Goldman Sachs International on September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.	1,804,000	(4,443)

Agreement with HSBC on December 6, 2005, maturing on December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 45 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 5 Index.	8,180,000	(11,088)

Agreement with JPMorgan Chase Bank, N.A. on September 1, 2005, maturing on
September 20, 2010, to pay quarterly 460 basis points times the notional amount.
Upon a credit default event of General Motors Acceptance Corp., the fund receives a payment of the proportional notional amount times the difference between the par
value and the then market value of General Motors Acceptance Corp.	185,000	(217)

Agreement with JPMorgan Chase Bank, N.A. on April 25, 2005, maturing on June
20, 2010, to receive a quarterly payment of 3.70% times the notional amount. Upon a credit default event of Felcor Lodging L.P., 8 1/2, 2011, the fund makes a payment of the proportional notional amount times the difference between the par value and
the then-market value of Felcor Lodging L.P., 8 1/2, 2011.	165,000	9,347

Agreement with JPMorgan Securities Inc. on December 12, 2005, maturing on June
20, 2012, to receive quarterly 30.5 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4
Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX 4 Index, 10-15% tranche.	1,368,000	1,749

Agreement with JPMorgan Securities Inc. on December 12, 2005, maturing on June
20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pays quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX 4 Index.	684,000	(676)

Agreement with Lehman Brothers Special Financing, Inc. on November 29, 2005,
maturing on December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 45 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the CDX IG Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the
CDX IG Series 5 Index.	3,155,000	(4,968)

Agreement with Lehman Brothers Special Financing, Inc. on December 1, 2005,
maturing on June 20, 2010, to pay quarterly 124.5 basis points per annum times the notional amount. Upon a credit default event of any reference entity within the DJ
IG CDX Series 4 Index, 3-7% tranche,the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index, 3-7%
tranche.	270,000	(2,125)

Agreement with Lehman Brothers Special Financing, Inc. on October 5, 2005,
maturing on December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 45 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ CDX IG
Series 5 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference
entity within the DJ CDX IG Series 5 Index.	2,640,000	(128)

Agreement with Lehman Brothers Special Financing, Inc. on December 8, 2005,
maturing on December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 45 basis points per annum times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX
Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX Series 4 Index.	1,480,000	(1,603)

Agreement with Lehman Brothers Special Financing, Inc. on September 19, 2005,
maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the
DJ IG CDX 4 Index.	733,000	(532)

Agreement with Lehman Brothers Special Financing, Inc. on September 21, 2005,
maturing on December 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 70 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the
DJ IG CDX 4 Index.	733,000	(2,128)

Agreement with Lehman Brothers Special Financing, Inc. on September 21, 2005,
maturing on December 20, 2015, to receive quarterly 57.5 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 Index, 10-15%
tranche.	733,000	(2,408)

Agreement with Lehman Brothers Special Financing, Inc. on September 19, 2005,
maturing on June 20, 2015, to receive quarterly 59 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG
CDX 4 Index,10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ IG CDX 4 Index,10-15% tranche.	733,000	(3,350)

Agreement with Lehman Brothers Special Financing, Inc. on December 19, 2005,
maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 90 basis points per annum times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX HVOL Series 4
Index,the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity
within the DJ IG CDX HVOL Series 4 Index.	313,000	526

Agreement with Lehman Brothers Special Financing, Inc. on December 19, 2005,
maturing on June 20, 2012, to receive quarterly 309 basis points per annum times the notional amount. Upon a credit default event of any reference entity within the
DJ IG CDX Series 4 Index, 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index, 3-7%
tranche.	313,000	126

Agreement with Morgan Stanley Capital Services, Inc. on November 30, 2005,
maturing on December 20, 2012, to receive quarterly 30 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 5 Index, 10-
15% tranche.	1,550,000	628

Agreement with Morgan Stanley Capital Services, Inc. on December 8, 2005,
maturing on December 20, 2012, to receive quarterly 29 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 5 Index, 10-
15% tranche.	1,541,000	274

Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005,
maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the
DJ IG CDX Series 4 Index.	1,465,000	1,026

Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005,
maturing on June 20, 2012, to receive quarterly 48 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG
CDX Series 4 Index, 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ IG CDX Series 4 Index, 7-10% tranche.	1,465,000	1,119

Agreement with Morgan Stanley Capital Services, Inc. on October 14, 2005,
maturing on December 20, 2010, to receive quarterly 127 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX Series 5, Index 25-35% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX Series 5 Index, 25-
35% tranche.	840,000	6,438

Agreement with Morgan Stanley Capital Services, Inc. on November 30, 2005,
maturing on December 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX Series 5
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity
within the DJ IG CDX Series 5 Index.	775,000	(1,708)

Agreement with Morgan Stanley Capital Services, Inc. on December 8, 2005,
maturing on December 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX Series 5
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity
within the DJ IG CDX Series 5 Index.	770,500	(1,707)

Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005,
maturing on June 20, 2015, to receive quarterly 70.5 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ
IG CDX Series 4 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index, 10-
15% tranche.	721,000	7,875

Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005,
maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the
DJ IG CDX Series 4 Index.	721,000	(1,584)

Agreement with Morgan Stanley Capital Services, Inc. on November 16, 2005,
maturing on December 20, 2012, to receive quarterly 305 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index, 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 5 Index, 3-7%
tranche.	522,000	21,782

Agreement with Morgan Stanley Capital Services, Inc. on September 13, 2005,
maturing on June 20, 2012, to receive quarterly 275 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ
IG CDX Series 4 Index, 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ IG CDX Series 4 Index, 3-7% tranche.	540,000	(2,111)

Agreement with Morgan Stanley Capital Services, Inc. on October 14, 2005,
maturing on December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pays quarterly 395 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the CDX HY Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the
CDX HY Series 5 Index.	415,800	(10,743)

Agreement with Morgan Stanley Capital Services, Inc. on December 19, 2005,
maturing on June 20, 2010, to pays quarterly 110.5 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ
IG CDX Series 4 Index, 3-7% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index, 3-7%
tranche.	313,000	106

Total		$(1,449)

Putnam Asset Allocation: Conservative Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/05 (aggregate face value $45,849,313) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$8,538,061	$8,672,636	1/18/06	$ (134,575)
British Pound	6,790,580	6,878,476	3/15/06	(87,896)
Canadian Dollar	3,391,847	3,404,231	1/18/06	(12,384)
Danish Krone	745,653	743,038	3/15/06	2,615
Euro	8,493,540	8,539,567	3/15/06	(46,027)
Hong Kong Dollar	384,936	384,832	2/15/06	104
Japanese Yen	6,724,630	6,693,803	2/15/06	30,827
New Zealand Dollar	705,040	715,271	1/18/06	(10,231)
Norwegian Krone	172,055	172,132	3/15/06	(77)
Singapore Dollar	393,955	386,753	2/15/06	7,202
Swedish Krona	2,437,040	2,437,279	3/15/06	(239)
Swiss Franc	6,782,192	6,821,295	3/15/06	(39,103)

Total				$(289,784)

Putnam Asset Allocation: Conservative Portfolio

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/05 (aggregate face value $82,146,504) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$7,833,240	$7,929,120	1/18/06	$ 95,880
British Pound	16,578,708	16,801,222	3/15/06	222,514
Canadian Dollar	4,360,678	4,340,870	1/18/06	(19,808)
Euro	21,317,375	21,375,675	3/15/06	58,300
Japanese Yen	15,320,085	15,335,463	2/15/06	15,378
Norwegian Krone	6,882,464	6,904,947	3/15/06	22,483
Swedish Krona	5,699,841	5,700,590	3/15/06	749
Swiss Franc	3,720,977	3,758,617	3/15/06	37,640

Total				$433,136

Putnam Asset Allocation: Conservative Portfolio
FUTURES CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	25	$2,448,412	Mar-06	$2,045
Dow Jones Euro Stoxx 50 Index (Short)	99	4,189,369	Mar-06	(51,665)
Euro 90 day (Long)	2	476,125	Mar-06	(3,233)
Euro 90 day (Long)	471	112,045,013	Jun-06	(21,734)
Euro 90 day (Short)	471	112,156,875	Mar-07	5,119
Euro-Bobl 5 yr (Long)	106	14,115,598	Mar-06	(27,997)
Euro-Bund 10 yr (Long)	211	30,320,290	Mar-06	165,771
FTSE 100 Index (Short)	33	3,181,154	Mar-06	(54,477)
Japanese Government Bond 10 yr (Long)	23	26,769,342	Mar-06	145,155
Russell 2000 Index Mini (Long)	4	271,320	Mar-06	(3,728)
Russell 2000 Index Mini (Short)	18	1,220,940	Mar-06	25,194
S&P 500 Index (Long)	4	1,254,800	Mar-06	(18,258)
S&P 500 Index Mini (Long)	411	25,785,113	Mar-06	(231,762)
S&P 500 Index Mini (Short)	147	9,222,413	Mar-06	82,201
S&P ASX 200 Index (Short)	11	953,235	Mar-06	(28,963)
S&P MidCap 400 Index Mini (Long)	1	74,320	Mar-06	(772)
Tokyo Price Index (Short)	24	3,342,429	Mar-06	(152,621)
U.K. Gilt 10 yr (Long)	35	6,875,868	Mar-06	68,381
U.S. Treasury Bond 20 yr (Long)	261	29,802,938	Mar-06	247,142
U.S. Treasury Note 2 yr (Short)	97	19,903,188	Mar-06	25,474
U.S. Treasury Note 5 yr (Long)	987	104,961,281	Mar-06	(63,200)
U.S. Treasury Note 10 yr (Short)	782	85,555,688	Mar-06	(366,117)

Total				$(258,045)

Putnam Asset Allocation: Conservative Portfolio
WRITTEN OPTIONS OUTSTANDING at 12/31/05 (premiums received $1,228,318) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to
pay a fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017	$15,880,000	Jul 07 / $4.55	$831,815

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to
receive a fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017	15,880,000	Jul 07 / $4.55	312,318

Total			$1,144,133

Putnam Asset Allocation: Conservative Portfolio

TBA SALE COMMITMENTS OUTSTANDING at 12/31/05 (proceeds receivable $18,632,891) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, January 1, 2036	$13,700,000	1/12/06	$13,565,140
FNMA, 5s, January 1, 2036	4,550,000	1/12/06	4,407,102
FNMA, 4 1/2s, January 1, 2021	700,000	1/18/06	680,750

Total			$18,652,992

Putnam Asset Allocation: Conservative Portfolio - Fund 264

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Bank of America, N.A. dated May 18, 2005 to pay semi-annually the notional amount multiplied by 3.95% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	$51,000,000	5/21/07	$629,751

Agreement with Bank of America, N.A. dated January 26, 2004 to receive semi-annually the notional amount multiplied by 5.2125% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	18,177,000	1/28/24	621,755

Agreement with Bank of America, N.A. dated March 31, 2005 to pay semi-annually the notional amount multiplied by 4.6375% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	15,300,000	4/6/10	113,714

Agreement with Bank of America, N.A. dated December 20, 2004 to pay semi-annually the notional amount multiplied by 3.965% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	13,689,000	12/22/09	441,184

Agreement with Bank of America, N.A. dated January 12, 2005 to receive semi-annually the notional amount multiplied by 4.106% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	12,300,000	1/14/10	(213,500)

Agreement with Bank of America, N.A. dated March 25, 2004 to pay semi-annually the notional amount multiplied by 3.075% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	7,000,000	3/30/09	315,339

Agreement with Bank of America, N.A. dated October 19, 2005 to pay semi-annually the notional amount multiplied by 4.943% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	6,300,000	10/21/15	(10,459)

Agreement with Bank of America, N.A. dated August 30, 2005 to receive semi-annually the notional amount multiplied by 4.53% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA.	5,000,000	9/1/15	(98,537)

Agreement with Bank of America, N.A. dated June 15, 2005 to pay semi-annually the notional amount multiplied by 4.555% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	4,260,000	6/17/15	121,008

Agreement with Bank of America, N.A. dated June 21, 2005 to pay semi-annually the notional amount multiplied by 4.466% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	1,540,000	6/23/15	54,151

Agreement with Bank of America, N.A. dated June 22, 2005 to pay semi-annually the notional amount multiplied by 4.39% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	770,000	6/24/15	31,506

Agreement with Bank of America, N.A. dated June 21, 2005 to pay semi-annually the notional amount multiplied by 4.45% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	640,000	6/23/15	23,275

Agreement with Credit Suisse First Boston International dated
November 15, 2004 to pay semi-annually the notional amount
multiplied by 3.947% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR.	19,400,000	11/17/09	624,164

Agreement with Credit Suisse First Boston International dated July 7,
2004 to receive semi-annually the notional amount multiplied by
2.931% and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.	4,766,100	7/9/06	(23,425)

Agreement with Deutsche Bank AG dated July 31, 2002 to pay
quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA and receive semi-annually the notional amount multiplied
by 5.7756%.	824,399	8/2/22	82,271

Agreement with Deutsche Bank AG dated July 31, 2002 to receive semi-annually the notional amount multiplied by the three month USD-
LIBOR-BBA and pay quarterly the notional amount multiplied by
5.86%.	925,147	8/2/32	(120,828)

Agreement with Goldman Sachs Capital Markets, L.P. dated June 10,
2002 to pay quarterly the notional amount multiplied by the three month LIBOR-BBA and receive semi-annually the notional amount
multiplied by 5.405%.	5,675,208	8/15/10	(208,580)

Agreement with Goldman Sachs Capital Markets, L.P. dated July 30,
2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional
amount multiplied by 5.845%.	1,650,000	8/1/22	178,056

Agreement with Goldman Sachs Capital Markets, L.P. dated July 30,
2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount
multiplied by 5.919%.	1,851,643	8/1/32	(258,325)

Agreement with Goldman Sachs Capital Markets, L.P. dated August 8,
2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional
amount multiplied by 5.601%.	824,399	8/12/22	65,382

Agreement with Goldman Sachs Capital Markets, L.P. dated August 8,
2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount
multiplied by 5.689%.	925,147	8/12/32	(96,937)

Agreement with JPMorgan Chase Bank, N.A. dated March 3, 2005 to receive semi-annually the notional amount multiplied by 4.798% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	22,000,000	3/7/15	59,034

Agreement with JPMorgan Chase Bank, N.A. dated June 27, 2005 to receive semi-annually the notional amount multiplied by 4.296% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	12,900,000	6/29/15	(617,111)

Agreement with JPMorgan Chase Bank, N.A. dated August 31, 2005 to receive semi-annually the notional amount multiplied by 4.4505% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA.	12,600,000	9/2/15	(328,506)

Agreement with JPMorgan Chase Bank, N.A. dated October 19, 2005 to pay semi-annually the notional amount multiplied by 4.916% and receive quarterly the notional amount multiplied by the three month
LIBOR.	5,700,000	10/21/15	1,136

Agreement with JPMorgan Chase Bank, N.A. dated June 14, 2005 to pay semi-annually the notional amount multiplied by 4.538% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	3,710,000	6/16/15	110,095

Agreement with JPMorgan Chase Bank, N.A. dated July 29, 2005 to pay semi-annually the notional amount multiplied by 4.6757% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	2,156,000	8/2/15	(15,987)

Agreement with JPMorgan Chase Bank, N.A. dated June 22, 2005 to receive semi-annually the notional amount multiplied by 4.387% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	920,000	6/24/15	39,024

Agreement with Lehman Brothers Special Financing, Inc. dated
December 9, 2003 to receive semi-annually the notional amount multiplied by 4.641% and pay quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.	15,537,000	12/15/13	(271,578)

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 1.999% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	15,043,000	1/26/06	14,013

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 2.008% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	14,679,000	1/23/06	12,428

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 2.009% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	14,679,000	1/23/06	12,365

Agreement with Lehman Brothers Special Financing, Inc. dated July
13, 2005 to pay semi-annually the notional amount multiplied by 4.38%
and receive quarterly the notional amount multiplied by the three
month USD-LIBOR-BBA.	12,000,000	7/15/10	97,133

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 2.007% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	7,885,000	1/26/06	6,995

Agreement with Lehman Brothers Special Financing, Inc. dated June
14, 2005 to pay semi-annually the notional amount multiplied by
4.0525% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	6,300,000	6/16/07	(71,868)

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 4.408% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	4,853,000	1/23/14	106,847

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 4.419% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	4,853,000	1/23/14	106,276

Agreement with Lehman Brothers Special Financing, Inc. dated
December 11, 2003 to pay semi-annually the notional amount
multiplied by 4.710% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	2,096,000	12/15/13	27,264

Agreement with Lehman Brothers Special Financing, Inc. dated June
14, 2005 to pay semi-annually the notional amount multiplied by
4.5475% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	1,700,000	6/16/15	(49,217)

Agreement with Lehman Brothers Special Financing, Inc. dated July
31, 2002 to pay semi-annually the notional amount multiplied by
5.152% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	824,399	8/2/22	82,271

Agreement with Lehman Brothers Special Financing, Inc. dated
December 12, 2003 to pay semi-annually the notional amount
multiplied by 4.579% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	808,000	12/16/13	17,467

Agreement with Lehman Brothers Special Financing, Inc. dated July
31, 2002 to pay semi-annually the notional amount multiplied by
5.152% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	801,206	8/2/12	(23,030)

Agreement with Merrill Lynch Capital Services, Inc. dated July 30,
2002 to pay quarterly the notional amount multiplied by the three month LIBOR-BBA and receive semi-annually the notional amount
multiplied by 5.845%.	1,650,000	8/1/22	178,056

Agreement with Merrill Lynch Capital Services, Inc. dated July 30,
2002 to receive quarterly the notional amount multiplied by the three month LIBOR-BBA and pay semi-annually the notional amount
multiplied by 5.204%.	1,603,579	8/1/12	(51,141)

Agreement with Merrill Lynch Capital Services, Inc. dated August 8,
2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional
amount multiplied by 5.601%.	824,399	8/12/22	65,382

Agreement with Merrill Lynch Capital Services, Inc. dated August 8,
2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount
multiplied by 4.94%.	801,206	8/13/12	(12,809)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 15, 2005 to pay semi-annually the notional amount
multiplied by 5.0265% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	19,192,000	12/19/15	(131,105)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 6, 2005 to pay semi-annually the notional amount multiplied by 4.9425% and receive quarterly the notional amount multiplied by
the three month USD-LIBOR-BBA.	1,871,000	12/8/10	(5,737)

Total			$1,628,662

Putnam Asset Allocation: Conservative Portfolio - Fund 264

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)

			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Citibank, N.A. dated July 7, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index adjusted by a modified duration factor and an accrual of 50 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed Securities Index adjusted by a modified
duration factor.	$5,575,000	1/1/06	$12,230

Agreement with Deutsche Bank AG dated September 8, 2005 to
receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 25 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.	2,979,000	3/1/06	5,529

Agreement with Deutsche Bank AG dated February 16, 2005 to
receive/(pay) semi-annually the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward
variance.	2,064,841	2/16/06	(939,384)

Agreement with Deutsche Bank AG dated August 3, 2005 to pay at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor and an accrual of 15 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by
a modified duration factor.	5,575,000	1/1/06	7,359

Agreement with Deutsche Bank AG dated February 1, 2005 to receive at maturity the notional amount multiplied by the return of the Lehman
Brothers U.S. Corporate High Yield Index and pay at maturity the notional amount multiplied by the six month USD-LIBOR-BBA adjusted
by a specified spread.	4,499,933	2/1/06	9,502

Agreement with Goldman Sachs Capital Markets, L.P. dated May 16,
2005 to receive/(pay) at maturity the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward
variance.	3,162,563	11/17/06	2,019,687

Agreement with Goldman Sachs Capital Markets, L.P. dated
September 8, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 30 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA
8.5+ Commercial Mortgage Backed Securities Index and pay at
maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor.	12,808,500	4/1/06	17,368

Agreement with Goldman Sachs dated December 23, 2005 to
receive/(pay) a premium based on the difference between the market price of Ford Credit Auto Owner Trust Series 2005-B Class D and par
on day of execution and receive monthly the notional amount
multiplied by 678 basis points and pay monthly the one month USD-
LIBOR. At maturity/termination the fund receives the coupon and price appreciation of Ford Credit Auto Owner Trust 2005-B Class D and
pays the one month USD LIBOR and the price depreciation of Ford
Credit Auto Owner Trust 2005-B Class D.	846,000	9/15/11	4,991

Agreement with JPMorgan Chase Bank, N.A. dated September 19,
2005 to pay quarterly the notional amount multiplied by the return of the Russell 2000 Total Return Index and receive quarterly the notional amount multiplied by the three month USD-LIBOR adjusted by a
specified spread.	22,589,000	2/21/06	387,936

Agreement with JPMorgan Chase Bank, N.A. dated August 16, 2005 to receive/(pay) quarterly the notional amount multiplied by the return of the S&P US 500 TR Index and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	13,282,635	2/21/06	(147,998)

Agreement with JPMorgan Chase Bank, N.A. dated October 28, 2005 to receive/(pay) quarterly the notional amount multiplied by Standard and Poor's 500 Commercial Banks Industry Index and receive
quarterly the notional amount multiplied by the three month USD-
LIBOR minus 35 basis points.	17,412,099	5/3/06	(576,446)

Agreement with JPMorgan Chase Bank, N.A. dated October 28, 2005 to receive/(pay) quarterly the notional amount multiplied by Standard and Poor's 500 Energy Index and pay quarterly the notional amount
multiplied by the three month USD-LIBOR plus 30 basis points.	17,412,163	5/3/06	518,000

Agreement with JPMorgan Chase Bank, N.A dated March 31, 2005 to receive/(pay) quarterly the notional amount multiplied by Russell 2000
Total Return Index and receive quarterly the notional amount multiplied
by the three month USD-LIBOR .	14,335,024	4/5/06	(47,763)

Agreement with JPMorgan Chase Bank, N.A. dated August 16, 2005 to receive/(pay) quarterly the notional amount multiplied by the return of the Russell 1000 Total Return Growth Index and pay quarterly the notional amount multiplied by the three month USD-LIBOR adjusted by
a specified spread.	13,414,390	2/21/06	94,428

Agreement with Lehman Brothers Finance, S.A. dated August 31,
2005 to receive/(pay) semi-annually the notional amount multiplied by the return of the Lehman Brothers US ABS Floating Rate Index HEL
Aggregate Component and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA adjusted by a specified
spread.	31,500,000	3/1/06	(37,930)

Agreement with Lehman Brothers Special Financing, Inc. dated
September 29, 2005 to receive/(pay) monthly the notional amount multiplied by the return of the Lehman Brothers U.S. High Yield Index and receive monthly the notional amount multiplied by the one year
USD-LIBOR minus 25 basis points.	2,000,256	10/1/06	(7,155)

Total			$1,320,354

Putnam Asset Allocation: Conservative Portfolio - Fund 264

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)
		Unrealized
	Notional	appreciation/
	amount	(depreciation)

Agreement with Bank of America, N.A. on September 13, 2005, maturing on
June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ CDX IG HVOL Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference
entity within the DJ CDX IG HVOL Series 4 Index.	$1,084,000	$6,817

Agreement with Bank of America, N.A. on July 26, 2005, maturing on September
20, 2012, to receive quarterly 64 basis points times the notional amount. Upon a credit default event of Waste Management, 7.375%, 8/1/10, the fund makes a payment of the proportional notional amount times the difference between the
par value and the then-market value of Waste Management, 7.375%, 8/1/10.	235,000	567

Agreement with Goldman Sachs Capital Markets, L.P. on November 17, 2005,
maturing on December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 85 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the CDX IG
HVOL Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of
the reference entity within the CDX IG HVOL Series 5 Index.	525,000	(2,153)

Agreement with Citigroup Financial Products, Inc. on August 19, 2005, maturing on June 20, 2012, to receive quarterly 62 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ
IG CDX Series 4 Index, 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index, 7-
10% tranche.	1,425,000	7,965

Agreement with Citigroup Financial Products, Inc. on August 19, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within
the DJ IG CDX Series 4 Index.	1,425,000	(537)

Agreement with Deutsche Bank AG on July 22, 2005, maturing on September
20, 2010, to receive quarterly 41 basis points times the notional amount. Upon a credit default event of France Telecomm, 7.25%, 1/28/13, the fund makes a payment of the proportional notional amount times the difference between the
par value and the then-market value of France Telecomm, 7.25%, 1/28/13.	400,000	959

Agreement with Deutsche Bank AG on September 9, 2004, maturing on
September 20, 2014, to receive a quarterly payment of 0.58% times the notional amount. Upon a credit default event of CVS Corp., 5.625%, 3/15/06, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of CVS Corp., 5.625%,
3/15/06.	125,000	(208)

Agreement with Goldman Sachs Capital Markets, L.P. on November 18, 2005,
maturing on December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 45 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the CDX IG
Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the CDX IG Series 5 Index.	6,030,000	(13,795)

Agreement with Goldman Sachs Capital Markets, L.P. on December 2, 2005,
maturing on December 20, 2012, to receive quarterly 31.25 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the CDX IG Series 5 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX IG
Series 5 Index,10-15% tranche.	776,000	969

Agreement with Goldman Sachs Capital Markets, L.P. on December 2, 2005,
maturing on December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 85 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the CDX IG
HVOL Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of
the reference entity within the CDX IG HVOL Series 5 Index.	525,000	(999)

Agreement with Goldman Sachs Capital Markets, L.P. on December 2, 2005,
maturing on December 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the CDX IG
Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the CDX IG Series 5 Index.	388,000	(857)

Agreement with Goldman Sachs Capital Markets, L.P. on December 2, 2005,
maturing on December 20, 2010, to pay quarterly 113 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the CDX IG Series 5 Index, 3-7% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX IG Series 5 Index, 3-
7% tranche.	263,000	243

Agreement with Goldman Sachs Capital Markets, L.P. on August 4, 2005, maturing on September 20, 2010, to receive quarterly 49 basis points times the notional amount. Upon a credit default event of Goodrich Corp. 7 5/8s, 12/15/12, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of Goodrich Corp. 7
5/8s, 12/15/12.	195,000	32

Agreement with Goldman Sachs International on September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of
BB CMBS securities.	1,678,000	(4,133)

Agreement with HSBC on December 6, 2005, maturing on December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 45 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 5 Index.	2,320,000	(3,144)

Agreement with JPMorgan Chase Bank, N.A. on September 1, 2005, maturing on September 20, 2010, to pay quarterly 460 basis points times the notional amount. Upon a credit default event of General Motors Acceptance Corp., the fund receives a payment of the proportional notional amount times the difference between the par value and the then market value of General Motors Acceptance
Corp.	95,000	(111)

Agreement with JPMorgan Chase Bank, N.A. on April 25, 2005, maturing on
June 20, 2010, to receive a quarterly payment of 3.70% times the notional amount. Upon a credit default event of Felcor Lodging L.P., 8 1/2, 2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of Felcor Lodging L.P., 8 1/2,
2011.	80,000	4,532

Agreement with JPMorgan Securities Inc. on December 12, 2005, maturing on
June 20, 2012, to receive quarterly 30.5 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ
IG CDX 4 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ IG CDX 4 Index, 10-15% tranche.	1,509,000	1,929

Agreement with JPMorgan Securities Inc. on December 12, 2005, maturing on
June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pays quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within
the DJ IG CDX 4 Index.	754,500	(746)

Agreement with Lehman Brothers Special Financing, Inc. on November 29,
2005, maturing on December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 45 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the CDX IG
Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the CDX IG Series 5 Index.	3,125,000	(4,920)

Agreement with Lehman Brothers Special Financing, Inc. on December 1, 2005,
maturing on June 20, 2010, to pay quarterly 124.5 basis points per annum times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, 3-7% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index, 3-
7% tranche.	271,000	(2,133)

Agreement with Lehman Brothers Special Financing, Inc. on October 5, 2005,
maturing on December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 45 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ CDX IG
Series 5 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ CDX IG Series 5 Index.	2,655,000	(129)

Agreement with Lehman Brothers Special Financing, Inc. on December 8, 2005,
maturing on December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 45 basis points per annum times the notional amount. Upon a credit default event of any reference entity within the DJ IG
CDX Series 4 Index,the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of
the reference entity within the DJ IG CDX Series 4 Index.	1,480,000	(1,603)

Agreement with Lehman Brothers Special Financing, Inc. on September 19,
2005, maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference
entity within the DJ IG CDX 4 Index.	735,000	(533)

Agreement with Lehman Brothers Special Financing, Inc. on September 21,
2005, maturing on December 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 70 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference
entity within the DJ IG CDX 4 Index.	736,000	(2,137)

Agreement with Lehman Brothers Special Financing, Inc. on September 21,
2005, maturing on December 20, 2015, to receive quarterly 57.5 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 Index,
10-15% tranche.	736,000	(2,418)

Agreement with Lehman Brothers Special Financing, Inc. on September 19,
2005, maturing on June 20, 2015, to receive quarterly 59 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 4 Index, 10-15%
tranche.	735,000	(3,358)

Agreement with Lehman Brothers Special Financing, Inc. on December 19,
2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 90 basis points per annum times the notional amount. Upon a credit default event of any reference entity within the DJ IG
CDX HVOL Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ IG CDX HVOL Series 4 Index.	345,000	588

Agreement with Lehman Brothers Special Financing, Inc. on December 19,
2005, maturing on June 20, 2012, to receive quarterly 309 basis points per annum times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 4 Index, 3-7% tranche.	345,000	139

Agreement with Morgan Stanley Capital Services, Inc. on November 30, 2005,
maturing on December 20, 2012, to receive quarterly 30 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 5 Index, 10-15% tranche.	1,552,000	629

Agreement with Morgan Stanley Capital Services, Inc. on December 8, 2005,
maturing on December 20, 2012, to receive quarterly 29 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 5 Index, 10-15% tranche.	1,550,000	274

Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005,
maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference
entity within the DJ IG CDX Series 4 Index.	1,470,000	1,029

Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005,
maturing on June 20, 2012, to receive quarterly 48 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the
DJ IG CDX Series 4 Index, 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index, 7-
10% tranche.	1,470,000	1,123

Agreement with Morgan Stanley Capital Services, Inc. on October 14, 2005,
maturing on December 20, 2010, to receive quarterly 127 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX Series 5 Index, 25-35% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY
CDX Series 5 Index, 25-35% tranche.	844,000	6,468

Agreement with Morgan Stanley Capital Services, Inc. on November 30, 2005,
maturing on December 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX Series 5 Index.	776,000	(1,924)

Agreement with Morgan Stanley Capital Services, Inc. on December 8, 2005,
maturing on December 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the DJ IG CDX Series 5 Index.	775,000	(1,717)

Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005,
maturing on June 20, 2015, to receive quarterly 70.5 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 4 Index, 10-15% tranche.	724,000	7,908

Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005,
maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference
entity within the DJ IG CDX Series 4 Index.	724,000	(1,591)

Agreement with Morgan Stanley Capital Services, Inc. on November 16, 2005,
maturing on December 20, 2012, to receive quarterly 305 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index, 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 5 Index, 3-7% tranche.	525,000	21,907

Agreement with Morgan Stanley Capital Services, Inc. on September 13, 2005,
maturing on June 20, 2012, to receive quarterly 275 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4
Index, 3-7% tranche.	542,000	(2,119)

Agreement with Morgan Stanley Capital Services, Inc. on October 14, 2005,
maturing on December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pays quarterly 395 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the CDX HY
Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the
reference entity within the CDX HY Series 5 Index.	417,780	(8,476)

Agreement with Morgan Stanley Capital Services, Inc. on December 19, 2005,
maturing on June 20, 2010, to pays quarterly 110.5 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, 3-7% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4
Index, 3-7% tranche.	345,000	117

Total		$4,454

NOTES

(a) Percentages indicated are based on net assets as follows:

Growth portfolio	$1,446,869,547
Balanced portfolio	1,758,992,608
Conservative portfolio	905,114,253

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at December 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is as follows:

	Cost for federal	Unrealized	Unrealized	Net unrealized
	income tax purposes	appreciation	depreciation	appreciation

Growth portfolio	$ 1,340,681,068	$ 188,320,738	$(54,209,142)	$ 134,111,596
Balanced portfolio	1,753,954,700	174,102,736	(65,726,239)	108,376,497
Conservative portfolio	918,461,804	55,641,605	(15,625,913)	40,015,692

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(SG) Securities on loan, in part or in entirety, at December 31, 2005 (Growth portfolio).

(SB) Securities on loan, in part or in entirety, at December 31, 2005 (Balanced portfolio).

(SC) Securities on loan, in part or in entirety, at December 31, 2005 (Conservative portfolio).

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. AMRESCO Creditor Trust was acquired on various dates from 5/7/99 to 2/25/00 with a cost of $28,984 and $24,189 for Growth and Conservative Portfolios, respectively. Decrane Aircraft Holdings Co. was acquired on 7/23/04 with a cost of $74,520 for Conservative Portfolio. VFB, LLC was acquired on various dates from 6/22/99 to 1/21/00 with a cost of $230,697 for Conservative Portfolio. The total market value of restricted securities held by the fund did not exceed 0.01% of each fund's net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts of one or more of the funds at December 31, 2005.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At December 31, 2005, the value of securities loaned amounted to $25,165,639, $51,587,331 and $16,061,604 for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively. Certain of these securities were sold prior to period-end. The fund received cash collateral of $26,223,141, $53,422,238 and $16,548,493 for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively, which is pooled with collateral of other Putnam funds into 31 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $953,887, $1,831,998 and $1,933,884 (Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) for the period ended December 31, 2005. During the period ended December 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund were as follows:

	Cost of	Cost of
	purchases	sales
Growth Portfolio	$ 189,979,371	$227,233,014
Balanced Portfolio	190,212,197	237,685,207
Conservative Portfolio	132,737,243	141,048,168

(F) Security is valued at fair value following procedures approved by the Trustees.

At December 31, 2005, liquid assets totaling $254,474,007, $448,639,800 and $269,857,368 (Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) have been designated as collateral for open forward commitments, swap contracts, forward contracts, written options and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2005.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2005.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2005: (as a percentage of Portfolio Value)

Growth Portfolio
Australia	1.1%
Brazil	1.1
China	0.6
France	1.6
Germany	1.4
Hong Kong	0.5
Italy	0.6
Japan	5.4
Mexico	0.5
Netherlands	1.5
Russia	0.6
South Africa	0.9
South Korea	2.0
Spain	0.5
Sweden	0.9
Switzerland	1.5
Taiwan	1.2
United Kingdom	4.7
United States	68.8
Other	4.6

Total	100.0%

Balanced Portfolio
Australia	0.8%
Cayman Islands	0.5
France	1.1
Germany	1.1
Japan	3.8
Netherlands	1.0
Sweden	0.6
Switzerland	1.0
United Kingdom	3.7
United States	82.7
Other	3.7

Total	100.0%

Conservative Portfolio
Cayman Islands	0.8%
France	0.6
Germany	0.6
Japan	1.9
Netherlands	0.5
Switzerland	0.5
United Kingdom	2.2
United States	89.9
Other	3.0

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Repurchase agreements Each fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped mortgage-backed securities Each fund may invest in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts Each fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the funds' portfolios.

Futures and options contracts Each fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. Each fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the funds' portfolios.

Total return swap contracts Each fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the funds' portfolios.

Interest rate swap contracts Each fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the funds' portfolios.

Credit default contracts Each fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the funds' portfolios.

TBA purchase commitments Each fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the funds' portfolios.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2006